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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786


                      Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Aggressive Allocation VCT Portfolios
SCHEDULE OF INVESTMENTS 9/30/06    (UNAUDITED)


 Shares                                                         Value

           MUTUAL FUNDS - 100.2%
           PIONEER FUNDS - 100.2%
 61,852    Pioneer Bond Fund Class Y                            $   558,524

 28,976    Pioneer Cullen Value Fund Class Y                    556,336

 15,499    Pioneer Emerging Markets Fund Class Y                464,657

 17,293    Pioneer Fund Class Y                                 840,072

 12,938    Pioneer Growth Opportunities Fund Class Y            396,684

 72,474    Pioneer International Equity Fund Class Y           1,879,258

 26,457    Pioneer Mid Cap Growth Fund Class Y                  409,555

 4,522     Pioneer Mid Cap Value Fund Class Y                   114,041

111,146    Pioneer Oak Ridge Large Cap Growth Fund Class Y     1,491,586

 14,781    Pioneer Real Estate Shares Fund Class Y              466,784

132,182    Pioneer Research Fund Class Y                       1,414,349

 28,539    Pioneer Short Term Income Class Y                    279,115

 7,080     Pioneer Small Cap Value Fund Class Y                 240,791

 20,000    Pioneer Value Fund Class Y                           373,406



           TOTAL INVESTMENTS IN SECURITIES - 100.2%
           (Cost $9,058,770)(a)                                 $9,485,158
           OTHER ASSETS AND LIABILITIES - (0.2%)               (20,884)
           TOTAL NET ASSETS - 100.0%                            $9,464,274





           (a) At September, 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $9,058,770 was as follows:
                   Aggregate gross unrealized gain for all investments in which there is
                   an excess of value over tax cost             $   441,529
                   Aggregate gross unrealized loss for all investments in which there is
                   an excess of tax cost over value            (15,141)
                   Net unrealized gain                          $   426,388


Pioneer Ibbotson Growth Allocation VCT Portfolios
SCHEDULE OF INVESTMENTS 9/30/06    (UNAUDITED)


 Shares                                                            Value

            MUTUAL FUNDS - 100.1%
            PIONEER FUNDS - 100.1%
 862,176    Pioneer Bond Fund Class Y                             $  7,785,452

 252,480    Pioneer Cullen Value Fund Class Y                    4,847,611

 128,960    Pioneer Emerging Markets Fund Class Y                3,866,228

 159,615    Pioneer Fund Class Y                                 7,754,112

 103,954    Pioneer Government Income Fund Class Y                 974,046

  94,262    Pioneer Growth Opportunities Fund Class Y            2,890,071

 268,552    Pioneer High Yield Fund Class Y                      2,919,162

 560,961    Pioneer International Equity Fund Class Y            14,545,725

 249,977    Pioneer Mid Cap Growth Fund Class Y                  3,869,637

  46,459    Pioneer Mid Cap Value Fund Class Y                   1,171,691

1,009,978   Pioneer Oak Ridge Large Cap Growth Fund Class Y      13,553,906

 123,033    Pioneer Real Estate Shares Fund Class Y              3,885,384

1,087,246   Pioneer Research Fund Class Y                        11,633,530

1,194,836   Pioneer Short Term Income Fund Class Y               11,685,493

  56,647    Pioneer Small Cap Value Fund Class Y                 1,926,576

 208,006    Pioneer Value Fund Class Y                           3,883,472



            TOTAL INVESTMENTS IN SECURITIES - 100.1 %
            (Cost $94,469,906)(a)                                 $97,192,096
            OTHER ASSETS AND LIABILITIES - (0.1%)                (141,704)
            TOTAL NET ASSETS - 100.0%                             $97,050,392




            (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $94,469,906 was as follows:
                    Aggregate gross unrealized gain for all investments
                    in which there is an excess of value over
                    tax cost                                      $  2,796,003
                    Aggregate gross unrealized loss for all investments
                    in which there is
                    an excess of tax cost over value              (73,813)
                    Net unrealized gain                           $  2,722,190

Pioneer Ibbotson Moderate Allocation VCT Portfolios
SCHEDULE OF INVESTMENTS 9/30/06    (UNAUDITED)


 Shares                                                             Value

           MUTUAL FUNDS - 94.6%
           PIONEER FUNDS - 94.6 %
627,599    Pioneer Bond Fund Class Y                               $  5,667,215

130,666    Pioneer Cullen Value Fund Class Y                      2,508,780

 41,867    Pioneer Emerging Markets Fund Class Y                  1,255,177

 90,348    Pioneer Fund Class Y                                   4,389,114

201,789    Pioneer Government Income Fund Class Y                 1,890,764

 40,650    Pioneer Growth Opportunities Fund Class Y              1,246,336

347,520    Pioneer High Yield Fund Class Y                        3,777,548

266,879    Pioneer International Equity Fund Class Y              6,920,161

 80,854    Pioneer Mid Cap Growth Fund Class Y                    1,251,616

 24,841    Pioneer Mid Cap Value Fund Class Y                       626,499

653,357    Pioneer Oak Ridge Large Cap Growth Fund Class Y        8,768,054

 59,725    Pioneer Real Estate Shares Fund Class Y                1,886,129

586,118    Pioneer Research Fund Class Y                          6,271,463

1,030,795  Pioneer Short Term Income Fund Class Y                 10,081,176

 36,645    Pioneer Small Cap Value Fund Class Y                   1,246,312

100,921    Pioneer Value Fund Class Y                             1,884,198



           TOTAL INVESTMENTS IN SECURITIES - 94.6%
           (Cost $57,705,649)(a)                                   $59,670,542
           OTHER ASSETS AND LIABILITIES - 5.4%                    3,426,061
           TOTAL NET ASSETS - 100.0%                               $63,096,603




           (a)    At September 30, 2006, the net unrealized gain on investments based
                   on cost for federal tax purposes of $57,705,649 was as
follows:
                   Aggregate gross unrealized gain for all investments in which there is
                   an excess of value over tax cost                $  1,993,430
                   Aggregate gross unrealized loss for all investments in which there is
                   an excess of tax cost over value                (28,537)
                  Net unrealized gain                              $  1,964,893

Pioneer America Income VCT Portfolio
Schedule of Investments  9/30/2006

 Shares                                                       Value

           COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6 %
           Government - 1.6 %
  203,865  Federal Home Loan Bank, 4.75%, 10/25/10          $ 201,253
  108,095  Federal Home Loan Bank, 5.0%, 1/15/16              107,344
  350,000  Freddie Mac, 5.5%, 7/15/28                         350,061
                                                            $ 658,658
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS        $ 658,658
           (Cost  $672,835)

           CORPORATE BONDS - 0.6 %
           Diversified Financials - 0.6 %
           Specialized Finance - 0.6 %
  250,000  Private Export Funding, 3.375%, 2/15/09          $ 241,358
           TOTAL CORPORATE BONDS                            $ 241,358
           (Cost  $250,000)

           U.S. GOVERNMENT AGENCY OBLIGATIONS - 94.2 %
  250,000  Federal Farm Credit Bank, 3.25%, 6/15/07         $ 246,590
  250,000  Federal Farm Credit Bank, 3.375%, 3/16/09          240,808
  250,000  Federal Farm Credit Bank, 4.45%, 6/1/15            240,811
  400,000  Federal Farm Credit Bank, 4.9%, 3/17/14            389,236
  100,000  Federal Farm Credit Bank, 5.3%, 9/28/15             98,193
  250,000  Federal Farm Credit Bank, 5.5%, 2/23/09            250,122
  100,000  Federal Farm Credit Bank, 5.88%, 9/8/08            101,596
  200,000  Federal Farm Credit Bank, Medium Term Note, 6.38%  200,292
  250,000  Federal Home Loan Bank, 4.0%, 2/12/10              242,267
  250,000  Federal Home Loan Bank, 4.25%, 10/10/08            246,631
  250,000  Federal Home Loan Bank, 4.25%, 2/16/10             244,554
  300,000  Federal Home Loan Bank, 4.43%, 4/7/08              297,493
  200,000  Federal Home Loan Bank, 4.5%, 11/15/12             195,275
  500,000  Federal Home Loan Bank, 4.75%, 12/10/10            495,517
  100,000  Federal Home Loan Bank, 5.375%, 5/18/16            102,888
   32,942  Federal Home Loan Corp., 6.5%, 2/1/32               33,691
   26,224  Federal Home Loan Corp., 7.0%, 3/1/32               27,094
   28,038  Federal Home Loan Corp., 7.0%, 4/1/32               28,886
  295,195  Federal Home Loan Mortgage Corp., 5.0%, 1/1/36     284,063
  208,318  Federal Home Loan Mortgage Corp., 5.0%, 3/1/36     200,360
  216,634  Federal Home Loan Mortgage Corp., 5.5%, 9/1/34     214,064
  208,543  Federal Home Loan Mortgage Corp., 5.5%, 12/1/34    206,068
   62,244  Federal Home Loan Mortgage Corp., 6.0%, 10/1/32     62,746
  118,005  Federal Home Loan Mortgage Corp., 6.0%, 11/1/32    118,957
  306,979  Federal Home Loan Mortgage Corp., 6.0%, 11/1/32    309,458
   25,716  Federal Home Loan Mortgage Corp., 6.0%, 12/1/32     25,923
  120,479  Federal Home Loan Mortgage Corp., 6.0%, 12/1/32    121,452
  167,612  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33     168,965
  754,686  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33     760,191
  433,559  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34     436,487
   54,377  Federal Home Loan Mortgage Corp., 6.5%, 3/1/11      55,130
   45,673  Federal Home Loan Mortgage Corp., 6.5%, 1/1/29      46,815
   30,323  Federal Home Loan Mortgage Corp., 6.5%, 3/1/29      31,077
   26,248  Federal Home Loan Mortgage Corp., 6.5%, 4/1/31      26,845
   84,337  Federal Home Loan Mortgage Corp., 6.5%, 10/1/31     86,254
   11,253  Federal Home Loan Mortgage Corp., 6.5%, 3/1/32      11,506
  175,384  Federal Home Loan Mortgage Corp., 6.5%, 4/1/32     179,326
   58,821  Federal Home Loan Mortgage Corp., 6.5%, 7/1/32      60,143
    2,631  Federal Home Loan Mortgage Corp., 7.0%, 4/1/30       2,710
   15,239  Federal Home Loan Mortgage Corp., 7.0%, 2/1/31      15,700
    1,357  Federal Home Loan Mortgage Corp., 7.0%, 7/1/31       1,397
    5,072  Federal Home Loan Mortgage Corp., 7.0%, 9/1/31       5,221
   28,564  Federal Home Loan Mortgage Corp., 7.5%, 8/1/31      29,578
  213,531  Federal National Mortgage Association, 4.5%, 4/1/  206,310
   58,377  Federal National Mortgage Association, 5.0%, 3/1/   57,988
  194,507  Federal National Mortgage Association, 5.0%, 7/1/  191,396
  101,911  Federal National Mortgage Association, 5.0%, 12/1   97,989
  238,020  Federal National Mortgage Association, 5.5%, 3/1/  238,549
  294,849 Federal National Mortgage Association, 5.5%, 4/1/ 295,576 192,597 Federal National Mortgage Association, 5.5%, 6/1/2 191,673 280,526 Federal National Mortgage Association, 5.5%, 11/1 279,181
  186,695  Federal National Mortgage Association, 5.5%, 3/1/  185,633
   65,612  Federal National Mortgage Association, 5.5%, 2/1/   64,438
  144,512  Federal National Mortgage Association, 5.5%, 6/1/  145,496
  277,354  Federal National Mortgage Association, 5.5%, 9/1/  274,020
  315,085  Federal National Mortgage Association, 5.5%, 11/1  311,297
  210,305  Federal National Mortgage Association, 5.5%, 3/1/  207,592
  167,640  Federal National Mortgage Association, 5.5%, 12/1  165,477
  137,707  Federal National Mortgage Association, 6.0%, 12/1  138,606
   30,121  Federal National Mortgage Association, 6.0%, 12/1   30,372
   38,055  Federal National Mortgage Association, 6.0%, 10/1   38,336
   53,683  Federal National Mortgage Association, 6.0%, 11/1   54,079
   79,187  Federal National Mortgage Association, 6.0%, 11/1   79,771
  203,946  Federal National Mortgage Association, 6.0%, 11/1  205,451
  392,059  Federal National Mortgage Association, 6.0%, 3/1/  394,951
   98,540  Federal National Mortgage Association, 6.0%, 4/1/   99,267
   63,346  Federal National Mortgage Association, 6.0%, 6/1/   63,777
  131,280  Federal National Mortgage Association, 6.0%, 7/1/  132,087
  115,869  Federal National Mortgage Association, 6.0%, 9/1/  116,581
  274,478 Federal National Mortgage Association, 6.0%, 7/1/ 275,744 250,000 Federal National Mortgage Association, 6.07%, 5/12 252,679
   32,438  Federal National Mortgage Association, 6.5%, 7/1/   33,295
   46,660  Federal National Mortgage Association, 6.5%, 11/1   47,807
   38,888  Federal National Mortgage Association, 6.5%, 1/1/   39,846
    9,041  Federal National Mortgage Association, 6.5%, 10/1    9,244
   45,706  Federal National Mortgage Association, 6.5%, 10/1   46,732
   62,008  Federal National Mortgage Association, 6.5%, 1/1/   63,400
   25,636  Federal National Mortgage Association, 6.5%, 2/1/   26,212
   29,832  Federal National Mortgage Association, 6.5%, 3/1/   30,510
   81,726  Federal National Mortgage Association, 6.5%, 3/1/   83,529
   24,321  Federal National Mortgage Association, 6.5%, 3/1/   24,867
   75,090  Federal National Mortgage Association, 6.5%, 4/1/   76,747
   59,919  Federal National Mortgage Association, 6.5%, 7/1/   61,241
   54,607  Federal National Mortgage Association, 6.5%, 8/1/   55,833
  146,020  Federal National Mortgage Association, 6.5%, 8/1/  149,242
   43,695  Federal National Mortgage Association, 6.5%, 8/1/   44,659
   30,810  Federal National Mortgage Association, 6.5%, 9/1/   31,490
  274,322  Federal National Mortgage Association, 6.5%, 7/1/  279,644
   35,488  Federal National Mortgage Association, 7.0%, 9/1/   36,762
   22,712  Federal National Mortgage Association, 7.0%, 8/1/   23,507
    5,447  Federal National Mortgage Association, 7.0%, 1/1/    5,616
   88,454  Federal National Mortgage Association, 7.0%, 9/1/   91,209
    3,845  Federal National Mortgage Association, 7.0%, 5/1/    3,962
   14,590  Federal National Mortgage Association, 7.0%, 7/1/   15,021
   19,604  Federal National Mortgage Association, 7.0%, 1/1/   20,183
   13,490  Federal National Mortgage Association, 7.5%, 2/1/   13,967
   16,391  Federal National Mortgage Association, 9.0%, 4/1/   17,270
  300,000  Freddie Mac, 5.25%, 11/15/12                       297,094
  252,777  Government National Mortgage Association, 4.5%, 4  244,959
  326,442  Government National Mortgage Association, 4.5%, 8  308,979
  405,918  Government National Mortgage Association, 4.5%, 6  383,746
  196,705  Government National Mortgage Association, 4.5%, 6  185,961
  277,868  Government National Mortgage Association, 4.5%, 5  259,429
  249,329  Government National Mortgage Association, 5.0%, 7  246,777
  181,661  Government National Mortgage Association, 5.0%, 1  178,995
  134,709  Government National Mortgage Association, 5.0%, 1  132,646
  167,762  Government National Mortgage Association, 5.0%, 2  165,733
   89,623  Government National Mortgage Association, 5.0%, 1   88,539
  158,499  Government National Mortgage Association, 5.0%, 9  154,293
  195,769  Government National Mortgage Association, 5.0%, 3  190,362
  162,699  Government National Mortgage Association, 5.0%, 4  158,106
  248,888  Government National Mortgage Association, 5.5%, 6  249,928
  131,316  Government National Mortgage Association, 5.5%, 2  131,877
  134,551  Government National Mortgage Association, 5.5%, 7  132,998
  173,755  Government National Mortgage Association, 5.5%, 7  174,480
  158,277  Government National Mortgage Association, 5.5%, 3  157,375
  237,704  Government National Mortgage Association, 5.5%, 4  236,350
  189,624  Government National Mortgage Association, 5.5%, 7  188,543
  178,975  Government National Mortgage Association, 5.5%, 1  177,928
  105,032  Government National Mortgage Association, 6.0%, 6  106,646
   96,535  Government National Mortgage Association, 6.0%, 5   98,315
  182,010  Government National Mortgage Association, 6.0%, 2  185,390
  122,405  Government National Mortgage Association, 6.0%, 8  124,666
  315,718  Government National Mortgage Association, 6.0%, 7  320,051
  137,335  Government National Mortgage Association, 6.0%, 4  139,340
  100,666  Government National Mortgage Association, 6.0%, 9  102,060
   83,953  Government National Mortgage Association, 6.0%, 1   85,115
   80,405  Government National Mortgage Association, 6.0%, 1   81,518
   23,474  Government National Mortgage Association, 6.0%, 1   23,799
   54,676  Government National Mortgage Association, 6.0%, 1   55,433
  191,640  Government National Mortgage Association, 6.0%, 1  194,454
  127,586  Government National Mortgage Association, 6.0%, 1  129,352
  224,884  Government National Mortgage Association, 6.0%, 1  228,256
   73,520  Government National Mortgage Association, 6.0%, 1   74,536
  201,282  Government National Mortgage Association, 6.0%, 1  203,983
  214,089  Government National Mortgage Association, 6.0%, 1  216,961
  216,360  Government National Mortgage Association, 6.0%, 3  219,283
  120,722  Government National Mortgage Association, 6.0%, 8  122,462
  147,769  Government National Mortgage Association, 6.0%, 8  149,765
  104,324  Government National Mortgage Association, 6.0%, 9  105,734
  224,566  Government National Mortgage Association, 6.0%, 7  227,320
   99,419  Government National Mortgage Association, 6.5%, 4  101,513
   26,443  Government National Mortgage Association, 6.5%, 4   27,000
   16,891  Government National Mortgage Association, 6.5%, 6   17,247
   10,689  Government National Mortgage Association, 6.5%, 3   10,988
   39,565  Government National Mortgage Association, 6.5%, 6   40,694
   31,980  Government National Mortgage Association, 6.5%, 6   32,898
   31,218  Government National Mortgage Association, 6.5%, 1   32,036
   18,501  Government National Mortgage Association, 6.5%, 2   19,031
  106,988  Government National Mortgage Association, 6.5%, 5  110,052
  115,425  Government National Mortgage Association, 6.5%, 5  118,735
   46,017  Government National Mortgage Association, 6.5%, 5   47,337
    8,803  Government National Mortgage Association, 6.5%, 6    9,055
   37,183  Government National Mortgage Association, 6.5%, 5   38,204
   53,609  Government National Mortgage Association, 6.5%, 6   55,081
   69,340  Government National Mortgage Association, 6.5%, 7   71,244
   59,729  Government National Mortgage Association, 6.5%, 9   61,369
   22,900  Government National Mortgage Association, 6.5%, 9   23,472
   88,175  Government National Mortgage Association, 6.5%, 1   90,597
   48,513  Government National Mortgage Association, 6.5%, 1   49,845
   19,535  Government National Mortgage Association, 6.5%, 1   20,072
    8,935  Government National Mortgage Association, 6.5%, 2    9,227
   22,733  Government National Mortgage Association, 6.5%, 4   23,347
   24,008  Government National Mortgage Association, 6.5%, 4   24,657
   21,627  Government National Mortgage Association, 6.5%, 6   22,211
   26,993  Government National Mortgage Association, 6.5%, 6   27,723
   18,998  Government National Mortgage Association, 6.5%, 6   19,512
   55,186  Government National Mortgage Association, 6.5%, 7   56,678
   96,255  Government National Mortgage Association, 6.5%, 1   98,824
   11,914  Government National Mortgage Association, 7.0%, 1   12,316
   37,281  Government National Mortgage Association, 7.0%, 7   38,539
   13,466  Government National Mortgage Association, 7.0%, 9   13,925
   35,723  Government National Mortgage Association, 7.0%, 2   36,896
    5,137  Government National Mortgage Association, 7.0%, 3    5,305
   14,115  Government National Mortgage Association, 7.0%, 4   14,578
   37,295  Government National Mortgage Association, 7.0%, 1   38,519
   19,053  Government National Mortgage Association, 7.0%, 1   19,683
   25,297  Government National Mortgage Association, 7.0%, 6   26,134
   25,601  Government National Mortgage Association, 7.0%, 7   26,447
    7,874  Government National Mortgage Association, 7.0%, 7    8,134
   37,210  Government National Mortgage Association, 7.0%, 1   38,442
    4,147  Government National Mortgage Association, 7.0%, 1    4,284
   15,016  Government National Mortgage Association, 7.0%, 2   15,509
   16,217  Government National Mortgage Association, 7.0%, 5   16,749
   18,109  Government National Mortgage Association, 7.0%, 8   18,704
   98,346  Government National Mortgage Association, 7.0%, 5  101,564
    6,416  Government National Mortgage Association, 7.5%, 1    6,678
    1,757  Government National Mortgage Association, 7.5%, 6    1,830
    1,304  Government National Mortgage Association, 7.5%, 8    1,358
    5,302  Government National Mortgage Association, 7.5%, 8    5,494
        2  Government National Mortgage Association, 7.5%, 8        2
    1,744  Government National Mortgage Association, 7.5%, 8    1,816
   22,861  Government National Mortgage Association, 7.5%, 1   23,807
   30,760  Government National Mortgage Association, 7.5%, 1   32,033
   13,034  Government National Mortgage Association, 7.5%, 1   13,563
    2,317  Government National Mortgage Association, 7.5%, 1    2,411
    1,915  Government National Mortgage Association, 8.0%, 8    2,020
   89,923  Government National Mortgage Association I, 6.0%,   91,201
  267,225  Government National Mortgage Association II, 5.0%  263,535
  316,526  Government National Mortgage Association II, 5.5%  316,860
  307,637  Government National Mortgage Association II, 5.5%  304,877
  150,652  Government National Mortgage Association II, 5.5%  149,300
   38,866  Government National Mortgage Association II, 6.0%   39,467
  114,123  Government National Mortgage Association II, 6.0%  115,799
  160,975  Government National Mortgage Association II, 6.0%  162,784
   23,956  Government National Mortgage Association II, 6.5%   24,579
   31,517  Government National Mortgage Association II, 7.0%   32,463
   58,817  Government National Mortgage Association II, 7.0%   60,542
   11,338  Government National Mortgage Association II, 7.0%   11,668
  250,000  Tennessee Valley Authority, 4.75%, 8/1/13          246,563
   12,000  Tennessee Valley Authority, Variable Rate Note, 6/ 285,600
  850,000  U.S. Treasury Bonds, 4.0%, 2/15/14                 817,295
1,850,000  U.S. Treasury Bonds, 5.125%, 5/15/16              1,919,084
2,050,000  U.S. Treasury Bonds, 6.25%, 8/15/23               2,380,083
  400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                479,406
  209,202  U.S. Treasury Inflation Notes, 1.875%, 7/15/15     202,566
3,036,476  U.S. Treasury Inflation Protected Security, 3.375 3,196,126
  825,000  U.S. Treasury Notes, 4.0%, 11/15/12                799,090
  870,000  U.S. Treasury Notes, 4.25%, 11/15/14               848,454
  300,000  U.S. Treasury Notes, 4.25%, 8/15/15                291,832
  250,000  U.S. Treasury Notes, 4.5%, 11/15/15                247,578
  100,000  U.S. Treasury Notes, 4.5%, 2/15/16                  98,996
  475,000  U.S. Treasury Notes, 4.75%, 5/15/14                479,027
  200,000  U.S. Treasury Notes, 5.0%, 2/15/11                 203,539
1,150,000  U.S. Treasury Notes, 6.375%, 8/15/27              1,380,539
1,350,000  U.S. Treasury Notes, 6.5%, 2/15/10                1,428,311
                                                            $39,570,581
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS         $39,570,581
           (Cost  $39,757,560)

           TEMPORARY CASH INVESTMENTS - 3.3 %
           Repurchase Agreement - 3.3 %
1,400,000  UBS Warburg, Inc., 5.0%, dated 9/30/06, repurchase price of $1,400,000 plus accrued interest on 10/2/06 collateralized by $1,472,000 U.S. Treasury Bill, $1,400,000
           TOTAL TEMPORARY CASH INVESTMENTS                 $1,400,000
           (Cost  $1,400,000)
           TOTAL INVESTMENT IN SECURITIES - 99.7 %          $41,870,597
           (Cost  $42,080,395) (a)
           OTHER ASSETS AND LIABILITIES - 0.3 %             $127,499
           TOTAL NET ASSETS - 100.0 %                       $41,998,096

         (aAt September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $42,412,332 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost  $      78,166

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value   (619,901)

           Net unrealized gain                              $(541,735)

Pioneer AmPac VCT Portfolio (VA-US)
Schedule of Investments  9/30/06 (unaudited)

Shares                                                      Value

       COMMON STOCKS - 100.7 %
       Energy - 3.5 %
       Integrated Oil & Gas - 3.5 %
  940  Chevron Corp. *                                  $     60,968
       Total Energy                                     $     60,968
       Capital Goods - 13.0 %
       Electrical Component & Equipment - 4.3 %
  900  Emerson Electric Co. *                           $     75,474
       Industrial Conglomerates - 8.7 %
  950  3M Co. *                                         $     70,699
2,300  General Electric Co.                                   81,190
                                                        $    151,889
       Total Capital Goods                              $    227,363
       Transportation - 7.3 %
       Air Freight & Couriers - 7.3 %
1,400  Expeditors International of Washington, Inc. *   $     62,412
  900  United Parcel Service *                                64,746
                                                        $    127,158
       Total Transportation                             $    127,158
       Consumer Durables & Apparel - 1.6 %
       Apparel, Accessories & Luxury Goods - 1.6 %
  800  Coach Inc. *                                     $     27,520
       Total Consumer Durables & Apparel                $     27,520
       Consumer Services - 2.5 %
       Leisure Facilities - 2.5 %
  870  International Speedway Corp. *                   $     43,361
       Total Consumer Services                          $     43,361
       Media - 4.9 %
       Advertising - 4.9 %
1,400  WPP Group Plc *                                  $     86,422
       Total Media                                      $     86,422
       Retailing - 1.1 %
       General Merchandise Stores - 1.1 %
  350  Target Corp. *                                   $     19,338
       Total Retailing                                  $     19,338
       Food, Beverage & Tobacco - 2.7 %
       Packaged Foods & Meats - 2.7 %
1,025  William Wrigley Jr. Co. *                        $     47,212
       Total Food, Beverage & Tobacco                   $     47,212
       Household & Personal Products - 4.1 %
       Household Products - 4.1 %
1,170  Colgate-Palmolive Co. *                          $     72,657
       Total Household & Personal Products              $     72,657
       Health Care Equipment & Services - 10.6 %
       Health Care Equipment - 9.2 %
1,650  Medtronic, Inc.                                  $     76,626
1,700  Stryker Corp. *                                        84,303
                                                        $    160,929
       Health Care Technology - 1.4 %
  900  IMS Health, Inc. *                               $     23,976
       Total Health Care Equipment & Services           $    184,905
       Pharmaceuticals & Biotechnology - 6.1 %
       Pharmaceuticals - 6.1 %
  550  Eli Lilly & Co. *                                $     31,350
1,150  Johnson & Johnson *                                    74,681
                                                        $    106,031
       Total Pharmaceuticals & Biotechnology            $    106,031
       Banks - 2.7 %
       Regional Banks - 2.7 %
2,700  UCBH Holdings, Inc. (b)                          $     47,142
       Total Banks                                      $     47,142
       Diversified Financials - 8.4 %
       Asset Management & Custody Banks - 8.4 %
1,200  State Street Corp.                               $     74,880
1,500  T. Rowe Price Associates, Inc.                         71,775
                                                        $    146,655
       Total Diversified Financials                     $    146,655
       Software & Services - 9.1 %
       Application Software - 4.4 %
2,070  Adobe Systems, Inc. *                            $     77,522
       Systems Software - 4.7 %
3,000  Microsoft Corp. *                                $     81,990
       Total Software & Services                        $    159,512
       Technology Hardware & Equipment - 12.0 %
       Communications Equipment - 4.7 %
3,600  Cisco Systems, Inc. *                            $     82,800
       Computer Hardware - 3.3 %
  700  IBM Corp. *                                      $     57,358
       Computer Storage & Peripherals - 3.3 %
4,800  EMC Corp. *                                      $     57,504
       Electronic Equipment & Instruments - 0.7 %
  429  National Instruments Corp. *                     $     11,729
       Total Technology Hardware & Equipment            $    209,391
       Semiconductors - 11.3 %
       Semiconductors - 11.3 %
3,200  Intel Corp. *                                    $     65,824
1,800  Linear Technology Corp. *                              56,016
2,350  Microchip Technology *                                 76,187
                                                        $    198,027
       Total Semiconductors                             $    198,027
       TOTAL COMMON STOCKS
       (Cost  $1,585,831)                               $  1,763,662
       TOTAL INVESTMENT IN SECURITIES
       (Cost  $1,585,831) (a)                           $  1,763,662
       OTHER ASSETS AND LIABILITIES                     $   (12,149)
       TOTAL NET ASSETS                                 $  1,751,513
       *  Non-income producing security.

   (a) At September 30, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $1,657,089 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 183,962

       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value    (77,389)

       Net unrealized gain                              $ 106,573

 (b)   At September 30, 2006, the following security was out on loan:

Shares                     Security                       Market Value
2,673  UCBH Holdings, Inc.                              $ 46,671

            Pioneer Bond Fund VCT Portfolio
            SCHEDULE OF INVESTMENTS 9/30/06

Shares                                                               Value

            ASSET BACKED SECURITIES - 1.9 %
            Diversified Financials - 0.6 %
            Diversified Financial Services - 0.5 %
93,381      Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)     $   91,603
78,201      Power Receivables Finance, 6.29%, 1/1/12 (144A)           78,894
            Total Diversified Financials                          $  170,497
            Utilities - 1.3 %
            Electric Utilities - 1.3 %
123,102     FPL Energy National Wind, 6.125%, 3/25/19 (144A)      $  119,736
186,120     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)          189,145
58,634      Tenaska Alabama, 7.0%, 6/30/21 (144A)                     57,456
            Total Utilities                                       $  366,337
            TOTAL ASSET BACKED SECURITIES
            (Cost  $545,260)                                      $  536,834
            COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8 %
            Diversified Financials - 1.5 %
            Diversified Financial Services - 1.5 %
450,000     Tower 2004-2A F, 6.376%, 12/15/14                     $  435,730
            Total Diversified Financials                          $  435,730
            Government - 0.3 %
            Government - 0.3 %
91,764      Freddie Mac, 6.1%, 9/15/18                            $   91,865
            Total Government                                      $   91,865
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost  $542,498)                                      $  527,595
            CORPORATE BONDS - 25.6 %
            Energy - 4.5 %
            Integrated Oil & Gas - 1.2 %
215,000     Petro-Canada, 4.0%, 7/15/13                           $  195,536
140,000     USX Corp., 6.85%, 3/1/08                                 142,653
                                                                  $  338,189
            Oil & Gas Equipment And Services - 0.4 %
125,000     Holly Energy Partners LP, 6.25%, 3/1/15               $  115,781
            Oil & Gas Exploration & Production - 1.6 %
370,000     Pemex Project Funding Master, 9.125%, 10/13/10        $  414,215
59,850      Ras Laffan Liq Natural Gas 3.437%, 9/15/09 (144A)         57,968
                                                                  $  472,183
            Oil & Gas Refining & Marketing - 0.2 %
50,000      Boardwalk Pipelines LLC, 5.5%, 2/1/17                 $   48,540
            Oil & Gas Storage & Transportation - 1.1 %
295,000     Kinder Morgan Energy Partners, 6.75%, 3/15/11         $  307,357
            Total Energy                                          $1,282,050
            Materials - 3.1 %
            Aluminum - 1.0 %
285,000     Novelis Inc., 7.25%, 02/15/15                         $  270,750
            Commodity Chemicals - 0.7 %
80,000      Invista, 9.25%, 5/1/12 (144A)                         $   84,600
135,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                      126,900
                                                                  $  211,500
            Fertilizers & Agricultural Chemicals - 0.7 %
220,000     Potash Corp. Saskatchewan, 4.875%, 3/1/13             $  211,808
            Paper Products - 0.6 %
225,000     Abitibi-Consolidated, Inc., 6.0%, 6/20/13             $  182,813
            Total Materials                                       $  876,871
            Capital Goods - 2.1 %
            Aerospace & Defense - 0.6 %
190,000     Boeing Co., 5.125%, 2/15/13                           $  188,803
            Electrical Component & Equipment - 0.2 %
58,428      Orcal Geothermal 6.21%, 12/30/20 (144A)               $   58,511
            Trading Companies & Distributors - 1.3 %
245,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $  235,478
145,000     Noble Group, Ltd., 6.625%, 3/17/15 (144A)                128,329
                                                                  $  363,807
            Total Capital Goods                                   $  611,121
            Consumer Durables & Apparel - 0.2 %
            Home Furnishings - 0.2 %
70,000      Mohawk Industries, Inc., 6.125%, 1/15/16              $   69,577
            Total Consumer Durables & Apparel                     $   69,577
            Consumer Services - 0.4 %
            Education Services - 0.4 %
100,000     President & Fellows of Harvard 6.3%, 10/1/37          $  106,703
            Total Consumer Services                               $  106,703
            Media - 0.5 %
            Broadcasting & Cable TV - 0.5 %
135,000     Comcast Corp., 5.3%, 1/15/14                          $  131,469
            Total Media                                           $  131,469
            Food Beverage & Tobacco - 3.0 %
            Brewers - 1.0 %
280,000     Miller Brewing Co., 5.5%, 8/15/13 (144A)              $  277,361
            Packaged Foods & Meats - 1.0 %
280,000     Unilever Capital Corp., 7.125%, 11/1/10               $  299,116
            Soft Drinks - 1.0 %
280,000     Bottling Group LLC, 5.0%, 11/15/13                    $  274,855
            Total Food Beverage & Tobacco                         $  851,332
            Banks - 1.0 %
            Diversified Banks - 1.0 %
65,000      TNK-BP Finance SA, 7.5%, 7/18/16 (144A)               $   67,907
225,000     US Bancorp, 3.125%, 3/15/08                              218,504
                                                                  $  286,411
            Total Banks                                           $  286,411
            Diversified Financials - 3.1 %
            Consumer Finance - 1.3 %
415,000     SLM Corp., Floating Rate Note, 7/25/14                $  377,077
            Other Diversified Finance Services - 1.7 %
500,000     Bombardier Capital, Inc., 7.09%, 3/30/07              $  500,200
            Total Diversified Financials                          $  877,277
            Insurance - 3.6 %
            Life & Health Insurance - 0.6 %
160,000     Presidential Life Corp., 7.875%, 2/15/09              $  153,600
            Multi-Line Insurance - 0.5 %
130,000     Hanover Insurance Group, 7.625%, 10/15/25             $  138,100
            Property & Casualty Insurance - 1.8 %
250,000     Kingsway America, Inc., 7.5%, 2/1/14                  $  254,788
250,000     Ohio Casualty Corp., 7.3%, 6/15/14                       265,526
                                                                  $  520,314
            Reinsurance - 0.7 %
200,000     Platinum Underwriters HD 7.50%, 6/1/17                $  207,244
            Total Insurance                                       $1,019,258
            Real Estate - 2.6 %
            Real Estate Investment Trusts - 2.6 %
250,000     Health Care, Inc., 6.0%, 11/15/13                     $  249,087
250,000     Hospitality Properties Trust, 5.125%, 2/15/15            237,924
145,000     Host Marriott LP, 6.375%, 3/15/15                        140,650
50,000      Trustreet Properties Inc., 7.5%, 4/1/15                   49,625
70,000      Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)        72,013
                                                                  $  749,299
            Total Real Estate                                     $  749,299
            Semiconductors - 0.5 %
            Semiconductors - 0.5 %
155,000     Chartered Semiconductor, 6.375%, 8/3/15 (b)           $  154,281
            Total Semiconductors                                  $  154,281
            Telecommunication Services - 0.0 %
            Integrated Telecom Services - 0.0 %
10,000      Telecom Italia Capital, 4.875%, 10/1/10               $    9,675
            Total Telecommunication Services                      $    9,675
            Utilities - 1.1 %
            Electric Utilities - 1.1 %
109,092     Crocket Cogeneration, 5.869%, 3/30/25 (144A)          $  105,772
85,000      Entergy Gulf States, 5.7%, 6/1/15                         82,564
140,000     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)         135,367
                                                                  $  323,703
            Total Utilities                                       $  323,703
            TOTAL CORPORATE BONDS
            (Cost  $7,486,965)                                    $7,349,027
            U.S. GOVERNMENT AGENCY AND OBLIGATIONS - 65.7 %
            Government - 64.9 %
            Government - 64.8 %
730,000     Fannie Mae, 5.24%, 8/7/18                             $  723,990
938,349     Federal Home Loan Bank, 6.0%, 4/15/32                    958,515
223,886     Federal Home Loan Mortgage Corp., 5.5%, 9/1/33           221,427
74,467      Federal Home Loan Mortgage Corp., 6.0%, 1/1/34            74,970
13,980      Federal Home Loan Mortgage Corp., 8.0%, 4/1/08            14,103
1,036,314   Federal Home Loan Mortgage Corporation, 4.5%, 5/1/35     968,845
526,181     Federal Home Loan Mortgage Corporation, 4.50%, 10/1/35   491,924
1,209,687   Federal National Mortgage Association, 4.78%, 12/1/12  1,187,731
1,134,095   Federal National Mortgage Association, 5.0%, 12/1/17   1,118,232
1,166,152   Federal National Mortgage Association, 5.0%, 3/1/33    1,124,506
568,833     Federal National Mortgage Association, 5.0%, 5/1/34      547,718
912,673     Federal National Mortgage Association, 5.5%, 2/1/18      914,907
293,703     Federal National Mortgage Association, 5.5%, 4/1/36      289,367
442,553     Federal National Mortgage Association, 5.5%, 7/1/23      440,431
737,811     Federal National Mortgage Association, 5.5%, 9/1/17      739,449
29,533      Federal National Mortgage Association, 6.0%, 1/1/29       29,836
33,417      Federal National Mortgage Association, 6.0%, 1/1/29       34,163
60,488      Federal National Mortgage Association, 6.0%, 6/1/15       61,213
133,398     Federal National Mortgage Association, 6.0%, 6/1/36      134,013
99,768      Federal National Mortgage Association, 6.0%, 9/1/29      100,747
49,212      Federal National Mortgage Association, 7.0%, 3/1/12       50,409
18,206      Federal National Mortgage Association, 8.0%, 1/1/31       19,202
36,525      Federal National Mortgage Association, 8.0%, 10/1/30      38,523
46,467      Federal National Mortgage Association, 8.0%, 2/1/29       49,174
9,349       Federal National Mortgage Association, 8.0%, 2/1/30        9,913
5,777       Federal National Mortgage Association, 8.0%, 2/1/30        6,126
203,933     Federal National Mortgage Association, 8.0%, 3/1/31      216,248
5,679       Federal National Mortgage Association, 8.0%, 4/1/30        5,990
9,611       Federal National Mortgage Association, 8.0%, 5/1/31       10,136
17,979      Federal National Mortgage Association, 8.0%, 7/1/30       18,962
20,766      Federal National Mortgage Association, 9.5%, 2/1/21       22,641
828,583     Government National Mortgage Association II, 5.5%, 11/   821,148
685,356     Government National Mortgage Association, 4.5%, 12/15/   665,236
126,322     Government National Mortgage Association, 4.5%, 12/15/   119,423
325,562     Government National Mortgage Association, 4.5%, 8/15/3   308,146
190,295     Government National Mortgage Association, 5.0%, 7/15/1   188,099
1,225,825   Government National Mortgage Association, 5.5%, 10/15/ 1,218,839
323,285     Government National Mortgage Association, 5.5%, 12/15/   321,392
292,322     Government National Mortgage Association, 5.5%, 8/15/3   290,656
8,804       Government National Mortgage Association, 6.0%, 4/15/1     8,965
46,671      Government National Mortgage Association, 6.0%, 8/15/1    47,240
305,651     Government National Mortgage Association, 6.0%, 8/15/3   309,780
688,541     Government National Mortgage Association, 6.0%, 9/15/3   697,844
40,142      Government National Mortgage Association, 7.0%, 4/15/2    41,460
14,284      Government National Mortgage Association, 7.75%, 11/15    15,042
685,000     U.S. Treasury Bonds, 7.125%, 2/15/23                     860,425
794,968     U.S. Treasury Inflation Notes, 1.875%, 7/15/15           769,751
179,393     U.S. Treasury Inflation Notes, 2.0%, 1/15/16             175,272
189,064     U.S. Treasury Inflation Protected Security, 3.375%, 1/   199,004
105,211     U.S. Treasury Inflation Protected Security, 3.5%, 1/15   110,200
150,000     U.S. Treasury Notes, 4.25%, 11/15/14                     146,285
600,000     U.S. Treasury Notes, 5.5%, 8/15/28                       653,813
325,000     U.S. Treasury Strip, 0.0%, 11/15/13                      234,780
                                                                  $18,826,211
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (Cost  $19,111,255)                                   $18,826,211
            TEMPORARY CASH INVESTMENT - 0.6%
            Security Lending Collateral - 0.6%
  157,746   Security Lending Investment Fund, 5.25%               $  157,746
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost $157,746)                                       $  157,746
            TOTAL INVESTMENT IN SECURITIES - 95.6%
            (Cost  $27,843,724) (a)                               $27,397,413
            OTHER ASSETS AND LIABILITIES - 4.4%                   $1,268,826
            TOTAL NET ASSETS - 100.0%                             $28,666,239

       (144ASecurity is exempt from registration under Rule 144A of the Securitie
        (a) At September, 30, 2006 the net unrealized gain on investments based o

            Aggregate gross unrealized gain for all investments in$22,332,505 Aggregate gross unrealized loss for all investments in (22,778,816)
            Net Unrealized gain                                   $(446,311)

        (b) At September 30, 2006, the following securities were out on loan:
Shares                             Security                          Value

153,450     Chartered Semiconductor, 6.375%, 8/3/15                $154,287
            Total                                                 $154,287

                      Pioneer Core Bond VCT Portfolio
                SCHEDULE OF INVESTMENTS  9/30/06 (unaudited)

Shares                                                               Value

           ASSET BACKED SECURITIES - 0.3 %
           Utilities - 0.3 %
           Electric Utilities - 0.3 %
  3,960    FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        $   4,024
           Total Utilities                                        $   4,024
           TOTAL ASSET BACKED SECURITIES
           (Cost  $4,012)                                         $   4,024
           COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7 %
           Government - 0.7 %
  7,647    Freddie Mac, 6.1%, 9/15/18                             $   7,655
           Total Government                                       $   7,655
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost  $7,709)                                         $   7,655
           CORPORATE BONDS - 9.9 %
           Capital Goods - 0.8 %
           Electrical Component & Equipment - 0.4 %
  4,869    Orcal Geothermal, 6.21%, 12/30/20 (144A)               $   4,876
           Trading Companies & Distributors - 0.4 %
  5,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)             $   4,806
           Total Capital Goods                                    $   9,682
           Consumer Durables & Apparel - 0.4 %
           Home Furnishings - 0.4 %
  5,000    Mohawk Industries, Inc., 6.125%, 1/15/16               $   4,970
           Total Consumer Durables & Apparel                      $   4,970
           Consumer Services - 0.5 %
           Education Services - 0.5 %
  5,000    President & Fellows of Harvard, 6.3%, 10/1/37          $   5,335
           Total Consumer Services                                $   5,335
           Media - 0.9 %
           Broadcasting & Cable TV - 0.9 %
 10,000    Comcast Corp., 5.85%, 11/15/15                         $   9,997
           Total Media                                            $   9,997
           Insurance - 3.1 %
           Life & Health Insurance - 0.4 %
  5,000    Presidential Life Corp., 7.875%, 2/15/09               $   4,800
           Multi-Line Insurance - 0.5 %
  5,000    Hanover Insurance Group, 7.625%, 10/15/25              $   5,312
           Property & Casualty Insurance - 1.3 %
  5,000    Kingsway America, Inc., 7.5%, 2/1/14                   $   5,096
 10,000    Ohio Casualty Corp., 7.3%, 6/15/14                        10,621
                                                                  $  15,717
           Reinsurance - 0.9 %
 10,000    Platinum Underwriters HD, 7.50%, 6/1/17                $  10,362
           Total Insurance                                        $  36,191
           Real Estate - 2.9 %
           Real Estate Investment Trusts - 2.9 %
 10,000    Health Care, Inc., 6.0%, 11/15/13                      $   9,963
  5,000    Hospitality Properties Trust, 5.125%, 2/15/15              4,759
 10,000    Host Marriott LP, 6.375%, 3/15/15                          9,700
  5,000    Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15   $   5,076
  5,000    Trustreet Properties, Inc., 7.5%, 4/1/15                   4,962
                                                                  $  34,460
           Total Real Estate                                      $  34,460
           Semiconductors - 0.9 %
           Semiconductors - 0.9 %
 10,000    Chartered Semiconductor, 6.375%, 8/3/15 (a)            $   9,954
           Total Semiconductors                                   $   9,954
           Utilities - 0.4 %
           Electric Utilities - 0.4 %
  5,000    Entergy Gulf States, 5.7%, 6/1/15                      $   4,857
           Total Utilities                                        $   4,857
           TOTAL CORPORATE BONDS
           (Cost  $115,825)                                       $ 115,446
           U.S. GOVERNMENT & AGENCY OBLIGATIONS - 84.2 %
 10,000    Freddie Mac, 5.25%, 2/24/11                            $  10,023
109,863    Federal Home Loan Mortgage Corp., 5.0%, 5/1/36           105,666
 23,257    Federal Home Loan Mortgage Corp., 5.0%, 8/1/35            22,380
 39,274    Federal National Mortgage Association, 5.5% , 3/1/36      38,694
 24,475    Federal National Mortgage Association, 5.5%, 4/1/36       24,114
 24,448    Federal National Mortgage Association, 5.5%, 5/1/36       24,087
240,849    Government National Mortgage Association, 4.5%, 3/15/20  233,400
141,065    Government National Mortgage Association, 5.0%, 8/15/35  137,084
  5,000    U.S. Treasury Bonds, 4.625%, 3/31/08                       4,988
 36,000    U.S. Treasury Bonds, 5.25%, 11/15/28                      38,059
 10,000    U.S. Treasury Bonds, 6.25%, 8/15/23                       11,610
 23,012    U.S. Treasury Inflation Notes, 1.875%, 7/15/15            22,282
  5,126    U.S. Treasury Inflation Notes, 2.0%, 1/15/16               5,008
  1,132    U.S. Treasury Inflation Notes, 3.0%, 7/15/12               1,174
  5,125    U.S. Treasury Inflation Protected Security, 2.375%, 4/1    5,131
175,000    U.S. Treasury Notes, 3.625%, 6/30/07                     173,223
 25,000    U.S. Treasury Notes, 4.0%, 11/15/12                       24,215
 25,000    U.S. Treasury Notes, 4.625%, 2/29/08                      24,940
  5,000    U.S. Treasury Notes, 5.375%, 2/15/31                       5,400
  5,000    U.S. Treasury Notes, 5.5%, 8/15/28                         5,448
 35,000    U.S. Treasury Strip, 0.0%, 02/15/13                       26,214
 53,000    U.S. Treasury Strip, 0.0%, 11/15/13                       38,287
                                                                  $ 981,427
           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (Cost  $988,566)                                       $ 981,427
           TEMPORARY CASH INVESTMENTS - 0.8%
           Security Lending Collateral - 0.8%
 10,177    Security Lending Investment Fund, 5.23%                $  10,177
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost $10,177)                                         $  10,177
           TOTAL INVESTMENT IN SECURITIES - 95.9%
           (Cost  $1,116,112)                                     $ 1,118,729
           OTHER ASSETS AND LIABILITIES - 4.1%                    $  47,290
           TOTAL NET ASSETS - 100.0%                              $ 1,166,019

       144ASecurity is exempt from registration under Rule 144A of the Securitie

        NR Not Rated by either S&P or Moody's.

       (a) At September 30, 2006, the following securities were out on loan:
Principal
A                       Security                           Value
 $    9,900Chartered Semiconductor, 6.375%, 8/3/15                $  9,954

Pioneer Cullen Value VCT Portfolio
Schedule of Investments  9/30/2006

Shares                                                            Value

         COMMON STOCK - 90.0 %
         Energy - 1.5 %
         Integrated Oil & Gas - 1.5 %
2900     ConocoPhillips *                                        $172,637
         Total Energy                                            $172,637
         Materials - 5.0 %
         Construction Materials - 1.8 %
7000     Cemex  SA (A.D.R.)                                      $210,560
         Diversified Metals & Mining - 1.7 %
9440     Anglo American Plc                                      $199,184
         Forest Products - 1.5 %
2800     Weyerhaeuser Co. *                                      $172,284
         Total Materials                                         $582,028
         Capital Goods - 7.9 %
         Aerospace & Defense - 3.0 %
7200     Raytheon Co.                                            $345,672
         Industrial Conglomerates - 4.9 %
4600     3M Co. *                                                $342,332
6700     General Electric Co.                                     236,510
                                                                 $578,842
         Total Capital Goods                                     $924,514
         Transportation - 2.4 %
         Railroads - 2.4 %
3220     Canadian National Railway Co. *                         $135,047
3000     Canadian Pacific Railway Ltd.                            149,220
                                                                 $284,267
         Total Transportation                                    $284,267
         Automobiles & Components - 1.8 %
         Auto Parts & Equipment - 1.8 %
3600     Borg-Warner Automotive Inc. *                           $205,812
         Total Automobiles & Components                          $205,812
         Retailing - 2.4 %
         Home Improvement Retail - 2.4 %
7600     Home Depot, Inc. *                                      $275,652
         Total Retailing                                         $275,652
         Food Beverage & Tobacco - 16.6 %
         Agricultural Products - 1.8 %
5600     Archer Daniels Midland Co.                              $212,128
         Distillers & Vintners - 3.1 %
5000     Diageo Plc  (A.D.R.)                                    $355,200
         Packaged Foods & Meats - 11.7 %
5700     General Mills, Inc.                                     $322,620
10680    Kraft Foods Inc. (b)                                     380,849
3400     Nestle SA (A.D.R.)                                       296,398
15100    Unilever NV                                              370,554
                                                                 $1,370,421
         Total Food Beverage & Tobacco                           $1,937,749
         Household & Personal Products - 3.1 %
         Household Products - 3.1 %
5500     Kimberly-Clark Corp.                                    $359,480
         Total Household & Personal Products                     $359,480
         Pharmaceuticals & Biotechnology - 8.7 %
         Pharmaceuticals - 8.7 %
6150     GlaxoSmithKline                                         $327,365
12600    Pfizer, Inc. *                                           357,336
7520     Sanofi-Synthelabo SA (A.D.R.) *                          334,414
                                                                 $1,019,115
         Total Pharmaceuticals & Biotechnology                   $1,019,115
         Banks - 6.5 %
         Diversified Banks - 3.8 %
3800     Icici Bank Ltd., *                                      $116,698
5800     Wachovia Corp. *                                         323,640
                                                                 $440,338
         Regional Banks - 2.7 %
8600     Regions Financial Corp. *                               $316,394
         Total Banks                                             $756,732
         Diversified Financials - 14.6 %
         Diversified Capital Markets - 2.1 %
4200     UBS AG                                                  $249,102
         Investment Banking & Brokerage - 4.9 %
4450     Merrill Lynch & Co., Inc.                               $348,079
3150     Morgan Stanley *                                         229,667
                                                                 $577,746
         Other Diversified Finance Services - 7.6 %
6550     Bank of America Corp. *                                 $350,884
3450     Citigroup, Inc.                                          171,362
7700     J.P. Morgan Chase & Co. *                                361,592
                                                                 $883,838
         Total Diversified Financials                            $1,710,686
         Insurance - 8.4 %
         Life & Health Insurance - 2.7 %
5600     MetLife, Inc.                                           $317,408
         Multi-Line Insurance - 3.1 %
4200     Hartford Financial Services Group, Inc. *               $364,350
         Property & Casualty Insurance - 2.6 %
5800     Chubb Corp.                                             $301,368
         Total Insurance                                         $983,126
         Technology Hardware & Equipment - 5.3 %
         Communications Equipment - 2.0 %
12000    Nokia Corp. (A.D.R.)                                    $236,280
         Computer Hardware - 2.4 %
7600     Hewlett-Packard Co.                                     $278,844
         Technology Distributors - 0.9 %
4000     Arrow Electronics, Inc. *                               $109,720
         Total Technology Hardware & Equipment                   $624,844
         Telecommunication Services - 6.0 %
         Integrated Telecom Services - 6.0 %
8400     BellSouth Corp.                                         $359,100
9100     Verizon Communications, Inc.                             337,883
                                                                 $696,983
         Total Telecommunication Services                        $696,983
         TOTAL COMMON STOCKS                                     $10,533,625
         (Cost  $9,544,621)

         TEMPORARY CASH INVESTMENTS - 3.3 %
         Security Lending Collateral - 3.3 %
388677   Securities Lending Investment Fund, 5.37%               $388,677
         TOTAL TEMPORARY CASH INVESTMENTS                        $388,677
         (Cost  $388,677)
         TOTAL INVESTMENT IN SECURITIES - 93.3 %                 $10,922,302
         (Cost  $9,933,298) (a)
         OTHER ASSETS AND LIABILITIES - 6.7 %                    $785,034
         TOTAL NET ASSETS - 100.0%                               $11,707,336

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $9,933,298 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $1,109,893

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                (120,889)

         Net unrealized gain                                     $989,004

(b)      At September 30, 2006, the following securities were out on loan:

Shares                           Security                         Market Value
2970     CP Railway, Ltd.**                                      $124,562
6366     Kraft Foods, Inc.                                        227,012
         Total                                                   $351,574
         Pending sale at September 30, 2006

Pioneer Emerging Markets VCT Portfolio
Schedule of Investments  9/30/06 (unaudited)

Shares                                                             Value

         PREFERRED STOCSK - 3.1 %
         Materials - 0.5 %
         Steel - 0.5 %
15,990   Cia Vale Do Rio Doce  *                              $     296,220
         Total Materials                                      $     296,220
         Media - 0.8 %
         Broadcasting & Cable Tv - 0.8 %
53,380   Net Servicos de Comunicacao SA *                     $     480,912
         Total Media                                          $     480,912
         Banks - 1.1 %
         Diversified Banks - 1.1 %
21,330   Banco Itau Holding Financeira *                      $     639,900
         Total Banks                                          $     639,900
         Telecommunication Services - 0.6 %
         Integrated Telecom Services - 0.6 %
27,701   Tele Norte Leste Participacoes (A.D.R.) *            $     379,781
         Total Telecommunication Services                     $     379,781
         TOTAL PREFERRED STOCKS
         (Cost  $1,096,900)                                   $   1,796,813

         COMMON STOCKS - 94.2 %
         Energy - 18.8 %
         Integrated Oil & Gas - 15.1 %
1,021,600China Petroleum & Chemical *                         $     633,033
44,100   Gazprom (A.D.R.)                                         1,892,869
14,700   Lukoil Holding  (A.D.R.)                                 1,110,453
4,500    MOL Hungarian Oil and Gas PLC *                            408,681
30,500   Petrobras Brasileiro (A.D.R.) *                          2,282,620
748,400  PetroChina Co., Ltd. *                                     805,547
14,600   Repsol SA (A.D.R.) *                                       435,518
23,600   Sasol Ltd. (A.D.R.) *                                      776,204
8,400    Surgutneftegaz (A.D.R.) * (b)                              545,160
                                                              $   8,890,085
         Oil & Gas Equipment And Services - 0.9 %
15,200   TelecomAsia Corp. Public Co., Ltd. *                 $     537,776
         Oil & Gas Explration & Production - 1.0 %
679,500  CNOOC LTD                                            $     565,700
         Oil & Gas Refining & Marketing - 1.8 %
27,700   Polski Koncern Naftowy Orlen SA *                    $     431,406
12,300   Reliance Industries Ltd. (G.D.R.) (144A) *                 621,150
13,300   Reliance Natural (G.D.R.) (144A) *                          12,954
                                                              $   1,065,510
         Total Energy                                         $  11,059,071
         Materials - 10.9 %
         Construction Materials - 1.6 %
930      Asia Cement Co., Ltd. *                              $      35,118
884,900  PT Indocement Tunggal Prakarsa Tbk *                       472,452
60,800   Siam Cement Co Ltd Foreign *                               412,184
                                                              $     919,754
         Diversified Metals & Mining - 2.6 %
8,100    Freeport-McMoRan Copper & Gold, Inc. Class B *       $     431,406
4,700    Norilsk Nickel *                                           611,000
833,900  PT Aneka Tambang TBK *                                     495,935
                                                              $   1,538,341
         Gold - 3.0 %
19,300   Anglogold Ashanti Ltd. (A.D.R.) *  (b)               $     728,382
65,500   IAMGOLD Corp. *                                            556,095
1,028,300Zijin Mining Group Co., Ltd. *                             514,510
                                                              $   1,798,987
         Precious Metals & Minerals - 2.2 %
7,300    Anglo American Platinum Corp., Ltd. *                $     746,931
20,700   Compania de Minas Buenaventura SA *                        558,900
                                                              $   1,305,831
         Steel - 1.4 %
45,700   Companhia Vale do Rio Doce (A.D.R.)                  $     845,907
         Total Materials                                      $   6,408,820
         Capital Goods - 12.6 %
         Aerospace & Defense - 0.8 %
16,400   Elbit Systems Ltd. *                                 $     496,777
         Construction & Engineering - 4.3 %
124,500  Aveng Ltd.                                           $     436,627
891,279  Continental Engineering Corp. *                            489,966
154,217  Empressa ICA Sociedad Controladora S.A. de C.V. *          556,243
7,200    GS Engineering & Construction Corp. *                      505,453
13,240   Kyeryong Construction Industrial Co., Ltd. *               523,755
                                                              $   2,512,044
         Construction & Farm Machinery & Heavy Trucks - 5.2 %
27,000   Daewoo Heavy Industries & Machinery Ltd. *           $     871,029
8,430    Hyundai Heavy Industries *                               1,171,138
41,200   Samsung Heavy Industries Co., Ltd. *                     1,009,330
                                                              $   3,051,497
         Industrial Conglomerates - 2.3 %
34,600   BARLOWORLD *                                         $     574,936
49,500   Keppel Corp.                                               459,928
92,153   KOC Holding AS *                                           294,857
                                                              $   1,329,721
         Total Capital Goods                                  $   7,390,039
         Transportation - 2.6 %
         Airlines - 0.8 %
13,400   Gol-Linhas Aereas Inteligentes S.A. *                $     461,281
         Marine - 1.8 %
696,800  China Shipping Development Company Ltd. *            $     665,337
165,800  Malaysia International Shipping Bhd. *                     386,066
                                                              $   1,051,403
         Total Transportation                                 $   1,512,684
         Automobiles & Components - 1.5 %
         Automobile Manufacturers - 1.5 %
10,600   Hyundai Motor Co., Ltd.                              $     909,892
         Total Automobiles & Components                       $     909,892
         Consumer Durables & Apparel - 2.6 %
         Homebuilding - 1.0 %
94,400   Corporacion GEO, SA de C.V. *                        $      94,400
28,720   Cyrela Brazil Realty SA *                                  489,564
                                                              $     583,964
         Household Appliances - 0.5 %
49,340   Arcelik  SA *                                        $     307,799
         Housewares & Specialties - 1.1 %
25,700   Woongjin Coway Co., Ltd. *                           $     625,620
         Total Consumer Durables & Apparel                    $   1,517,383
         Consumer Services - 1.0 %
         Hotels, Resorts & Cruise Lines - 1.0 %
19,400   Indian Hotels Co. Ltd. *                             $     586,416
         Total Consumer Services                              $     586,416
         Media - 2.5 %
         Broadcasting & Cable Tv - 0.9 %
102,800  Television Broadcasts Ltd. *                         $     554,136
         Movies & Entertainment - 1.0 %
27,200   CTC Media, Inc. *                                    $     606,560
         Publishing - 0.6 %
133,716  Hurriyet Gazetecilik ve Matbaacilik AS *             $     334,418
         Total Media                                          $   1,495,114
         Retailing - 3.8 %
         Apparel Retail - 1.4 %
111,000  Edgars Consolidated Stores Ltd *                     $     427,215
135,000  Truworths International Ltd. *                             404,742
                                                              $     831,957
         Department Stores - 1.7 %
5,800    Hyundai Department Store Co., Ltd. *                 $     418,187
10,000   Lojas Renner SA *                                          580,645
                                                              $     998,832
         Homefurnishing Retail - 0.7 %
45,300   Ellerine Holdings Ltd.                               $     378,956
         Total Retailing                                      $   2,209,745
         Food & Drug Retailing - 2.0 %
         Food Retail - 0.8 %
210,000  President Chain Store Corp. *                        $     452,551
         Hypermarkets & Supercenters - 1.2 %
12,200   Brasil Distr Pao Acu (A.D.R.) (b)                    $     317,322
58,700   Massmart Holdings Ltd. *                                   428,474
                                                              $     745,796
         Total Food & Drug Retailing                          $   1,198,347
         Food Beverage & Tobacco - 3.4 %
         Packaged Foods & Meats - 1.7 %
4,580    CJ Corp., *                                          $     507,355
25,200   Tiger Brands Ltd. *                                        457,958
                                                              $     965,313
         Soft Drinks - 1.7 %
10,400   Fomento Economico Mexicano SA de C.V. *              $   1,008,176
         Total Food Beverage & Tobacco                        $   1,973,489
         Household & Personal Products - 1.7 %
         Personal Products - 1.7 %
44,650   Natura Cosmeticos SA *                               $     549,380
13,000   Oriflame Cosmetics SA (A.D.R) *                            430,701
                                                              $     980,081
         Total Household & Personal Products                  $     980,081
         Pharmaceuticals & Biotechnology - 1.8 %
         Pharmaceuticals - 1.8 %
31,900   Teva Pharmaceutical Industries Ltd. *                $   1,087,471
         Total Pharmaceuticals & Biotechnology                $   1,087,471
         Banks - 9.4 %
         Diversified Banks - 9.4 %
20,332   Banco Bradesco SA  (b)                               $     678,072
20,900   Banco do Brasil SA *                                       458,259
118,100  Bank Hapoalim, Ltd. *                                      557,187
264,000  Bumiputra-Commerce Holdings Bhd. *                         475,407
110,000  China Merchants Bank Co., Ltd *                            155,032
12,510   Hana Financial Holdings *                                  574,037
12,700   Kookmin Bank (A.D.R.) *                                    990,981
13,100   Shinhan Financial Group Co., Ltd. *                        588,957
40,549   Standard Bank Group Ltd. *                                 404,396
44,325   Turkiye Is Bankasi (Isbank) *                              234,624
5,862    Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.)       433,788
                                                              $   5,550,740
         Total Banks                                          $   5,550,740
         Diversified Financials - 2.5 %
         Investment Banking & Brokerage - 0.9 %
9,100    Samsung Securities Co. Ltd. *                        $     519,623
         Other Diversified Finance Services - 1.6 %
213,406  FirstRand Ltd. *                                     $     484,547
525,000  Fubon Group *                                              434,733
                                                              $     919,280
         Specialized Finance - 0.0 %
1,330    Reliance Capital Ltd. *                              $      16,580
         Total Diversified Financials                         $   1,455,483
         Insurance - 4.4 %
         Life & Health Insurance - 2.7 %
27,384   Cathay Financial Holding Co., Ltd., (G.D.R.) 144A *  $     547,671
309,800  China Life Insurance Co., Ltd. *                           606,036
202,690  Sanlam Ltd. *                                              444,905
                                                              $   1,598,612
         Property & Casualty Insurance - 1.7 %
141,734  Aksigorta A.S. *                                     $     526,991
3,200    Samsung Fire & Marine Insurance *                          493,338
                                                              $   1,020,329
         Total Insurance                                      $   2,618,941
         Real Estate - 0.7 %
         Real Estate Management & Development - 0.7 %
1,456,600Ayala Land, Inc. *                                   $     413,405
         Total Real Estate                                    $     413,405
         Software & Services - 1.3 %
         It Consulting & Other Services - 1.3 %
18,364   Infosys Technologies, Ltd. *                         $     744,697
         Total Software & Services                            $     744,697
         Technology Hardware & Equipment - 2.7 %
         Communications Equipment - 0.3 %
26,600   Reliance Communications Ltd. (G.D.R.) (144A) *       $     201,921
         Computer Hardware - 1.0 %
393,133  Quanta Computer, Inc. *                              $     563,936
         Computer Storage & Peripherals - 0.0 %
3,000    LITE-ON IT Corp. *                                   $       2,631
         Electronic Manufacturing Services - 1.4 %
131,230  Hon Hai Precision Industry                           $     797,476
         Total Technology Hardware & Equipment                $   1,565,964
         Semiconductors - 1.8 %
         Semiconductors - 1.8 %
229,382  Taiwan Semiconductor Manufacturing Co. *             $     412,492
67,400   Taiwan Semiconductor Manufacturing Co. (A.D.R) *           647,040
                                                              $   1,059,532
         Total Semiconductors                                 $   1,059,532
         Telecommunication Services - 5.6 %
         Integrated Telecom Services - 0.7 %
13,000   Brasil Telecom Participacoes S.A.                    $     390,780
         Wireless Telecommunication Services - 4.9 %
13,100   Mobile Telesystems (A.D.R.) *                        $     494,787
58,400   MTN Group Ltd. *                                           465,994
11,400   Philippine Long Distance Telephone Co.                     505,455
15,400   Sistema JSFC (G.D.R) (144A)  *                             402,710
481,000  Taiwan Mobile Co. Ltd *                                    460,188
9,200    Vimpel-Communications (A.D.R.) *                           557,428
                                                              $   2,886,562
         Total Telecommunication Services                     $   3,277,342
         Utilities - 0.7 %
         Electric Utilities - 0.0 %
1,995    Reliance Energy Ltd. *                               $      21,025
         Gas Utilities - 0.7 %
1,188,100Panva Gas Holdings, Ltd. *                           $     405,764
         Total Utilities                                      $     426,789
         Total Common Stock
         (Cost  $39,531,810)                                  $  55,441,445
         TOTAL INVESTMENT IN SECURITIES - 97.2%
         (Cost  $40,628,710)(a)                               $  57,238,258
         OTHER ASSETS AND LIABILITIES-2.8%                    $   1,623,272
         TOTAL NET ASSETS-100.0%                              $  58,861,530


*        Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $40,904,150 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $ 17,542,970

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value              (1,208,862)

         Net unrealized gain                                  $ 16,334,108

(b)      At September 30, 2006, the following securities were out on loan:

Shares                         Security                         Market Value
14,573   Anglogold Ashanti Ltd. (A.D.R.) *                    $ 549,985
20,129   Banco Bradesco SA                                      671,302
12,000   Brasil Distr Pao Acu (A.D.R.)                          312,120
8,093    Surgutneftegaz (A.D.R.) * (b)                          521,999
         Total                                                $ 2,055,406

Pioneer Equity-Income VCT Portfolio
Schedule of Investments  9/30/2006

Shares                                                             Value

         CONVERTIBLE PREFERRED STOCKS - 0.5 %
         Automobiles & Components - 0.4 %
         Automobile Manufacturers - 0.4 %
61200    Ford Cap Trust, 6.50%, 01/15/32                         $ 2,054,484
         Total Automobiles & Components                          $ 2,054,484

         Pharmaceuticals & Biotechnology - 0.1 %
         Pharmaceuticals - 0.1 %
4255     Schering-Plough Corp., 6.0%, 9/14/07 (b)                $ 236,684
         Total Pharmaceuticals & Biotechnology                   $ 236,684
         TOTAL CONVERTIBLE PREFERRED STOCKS                      $ 2,291,168
         (Cost  $2,343,978)

         COMMON STOCKS - 95.6 %
         Energy - 5.8 %
         Integrated Oil & Gas - 5.8 %
188649   Chevron Corp.                                           $ 12,235,774
115922   ConocoPhillips                                            6,900,837
84898    Exxon Mobil Corp.                                         5,696,656
                                                                 $ 24,833,267
         Total Energy                                            $ 24,833,267

         Materials - 6.4 %
         Aluminum - 1.3 %
199800   Alcoa, Inc.                                             $ 5,602,392
         Diversified Chemical - 1.8 %
157500   Dow Chemical Co.                                        $ 6,139,350
38100    E.I. du Pont de Nemours and Co.                           1,632,204
                                                                 $ 7,771,554
         Diversified Metals & Mining - 0.3 %
43156    Compass Minerals International, Inc.                    $ 1,221,746
         Forest Products - 1.0 %
68900    Weyerhaeuser Co.                                        $ 4,239,417
         Industrial Gases - 1.1 %
71152    Air Products & Chemicals, Inc.                          $ 4,722,358
         Specialty Chemicals - 0.9 %
146365   Valspar Corp.                                           $ 3,893,309
         Total Materials                                         $ 27,450,776

         Capital Goods - 8.2 %
         Aerospace & Defense - 1.5 %
103955   United Technologies Corp.                               $ 6,585,549
         Construction & Farm Machinery & Heavy Trucks - 3.8 %
38489    Deere & Co.                                             $ 3,229,612
230464   PACCAR, Inc.                                              13,141,057
                                                                 $ 16,370,669
         Electrical Component & Equipment - 1.8 %
91501    Emerson Electric Co.                                    $ 7,673,274
         Industrial Machinery - 1.1 %
30350    Gorman-Rupp Co.                                         $ 992,445
117902   The Timken Co.                                            3,511,122
                                                                 $ 4,503,567
         Total Capital Goods                                     $ 35,133,059

         Commercial Services & Supplies - 0.7 %
         Office Services & Supplies - 0.7 %
77800    Mine Safety Appliances Co. * (b)                        $ 2,772,792
         Total Commercial Services & Supplies                    $ 2,772,792

         Automobiles & Components - 1.6 %
         Auto Parts & Equipment - 1.6 %
93560    Johnson Controls, Inc.                                  $ 6,711,994
         Total Automobiles & Components                          $ 6,711,994

         Consumer Services - 1.8 %
         Leisure Facilities - 1.4 %
229227   Cedar Fair, L.P.                                        $ 6,030,962
         Specialized Consumer Services - 0.4 %
134841   Servicemaster Co.                                       $ 1,511,568
         Total Consumer Services                                 $ 7,542,530

         Media - 2.0 %
         Publishing - 2.0 %
113625   McGraw-Hill Co., Inc.                                   $ 6,593,659
85000    New York Times Co. *                                      1,953,300
                                                                 $ 8,546,959
         Total Media                                             $ 8,546,959

         Retailing - 1.7 %
         Department Stores - 0.6 %
55242    Federated Department Stores, Inc.                       $ 2,387,007
         Distributors - 1.1 %
111730   Genuine Parts Co.                                       $ 4,818,915
         Total Retailing                                         $ 7,205,922

         Food, Beverage & Tobacco - 7.1 %
         Packaged Foods & Meats - 6.5 %
188614   Campbell Soup Co.                                       $ 6,884,411
106131   General Mills, Inc.                                       6,007,015
187543   H.J. Heinz Co., Inc.                                      7,863,678
66100    Kellogg Co.                                               3,273,272
81300    The J.M. Smucker Co.                                      3,898,335
                                                                 $ 27,926,711
         Soft Drinks - 0.6 %
38972    PepsiCo, Inc.                                           $ 2,543,313
         Total Food Beverage & Tobacco                           $ 30,470,024

         Household & Personal Products - 2.8 %
         Household Products - 2.8 %
70315    Clorox Co.                                              $ 4,429,845
119394   Colgate-Palmolive Co.                                     7,414,367
                                                                 $ 11,844,212
         Total Household & Personal Products                     $ 11,844,212

         Pharmaceuticals & Biotechnology - 6.9 %
         Pharmaceuticals - 6.9 %
111066   Abbott Laboratories                                     $ 5,393,365
96039    Eli Lilly & Co.                                           5,474,223
260932   Merck & Co., Inc.                                         10,933,051
262100   Pfizer, Inc.                                              7,433,156
                                                                 $ 29,233,795
         Total Pharmaceuticals & Biotechnology                   $ 29,233,795

         Banks - 13.0 %
         Diversified Banks - 3.8 %
153101   U.S. Bancorp                                            $ 5,086,015
103024   Wachovia Corp.                                            5,748,739
149874   Wells Fargo  & Co.                                        5,422,441
                                                                 $ 16,257,195
         Regional Banks - 6.6 %
88467    First Horizon National Corp.                            $ 3,362,631
123911   National City Corp.                                       4,535,143
54800    PNC Bank Corp.                                            3,969,712
87200    Regions Financial Corp.                                   3,208,088
102478   SunTrust Banks, Inc.                                      7,919,500
144505   Whitney Holding Corp.                                     5,168,944
                                                                 $ 28,164,018
         Thrifts & Mortgage Finance - 2.6 %
250458   Washington Mutual, Inc.                                 $ 10,887,409
         Total Banks                                             $ 55,308,622

         Diversified Financials - 2.7 %
         Asset Management & Custody Banks - 1.5 %
152899   Eaton Vance Corp.                                       $ 4,412,665
34424    State Street Corp.                                        2,148,058
                                                                 $ 6,560,723
         Investment Banking & Brokerage - 0.7 %
55113    A.G. Edwards, Inc.                                      $ 2,936,421
         Diversified Financial Services - 0.5 %
35852    Bank of America Corp.                                   $ 1,920,592
         Total Diversified Financials                            $ 11,417,736

         Insurance - 4.4 %
         Life & Health Insurance - 1.4 %
91791    Lincoln National Corp. *                                $ 5,698,385
         Property & Casualty Insurance - 3.0 %
142492   Chubb Corp.                                             $ 7,403,884
92994    Safeco Corp.                                              5,480,136
                                                                 $ 12,884,020
         Total Insurance                                         $ 18,582,405

         Real Estate - 2.6 %
         Diversified Real Estate Investment Trusts - 0.8 %
73500    Liberty Property Trust (b)                              $ 3,512,565
         Residential Real Estate Investment Trusts - 0.7 %
56454    Archstone-Smith Trust                                   $ 3,073,356
         Retail Real Estate Investment Trusts - 1.1 %
109500   Kimco Realty Corp.                                      $ 4,694,265
         Total Real Estate                                       $ 11,280,186

         Software & Services - 1.0 %
         Data Processing & Outsourced Services - 1.0 %
89997    Automatic Data Processing, Inc.                         $ 4,260,458
         Total Software & Services                               $ 4,260,458

         Semiconductors - 1.3 %
         Semiconductors - 1.3 %
164900   Microchip Technology *                                  $ 5,346,058
         Total Semiconductors                                    $ 5,346,058

         Telecommunication Services - 10.8 %
         Integrated Telecommunication Services - 9.9 %
305096   AT&T Corp.                                              $ 9,933,926
251696   BellSouth Corp.                                           10,760,004
364179   Citizens Utilities Co. (Class B)                          5,113,073
43100    Embarq Corp. *                                            2,084,747
254800   Verizon Communications, Inc.                              9,460,724
381853   Windstream Corp. *                                        5,036,641
                                                                 $ 42,389,115
         Wireless Telecommunication Services - 0.9 %
66304    Alltel Corp.                                            $ 3,679,872
         Total Telecommunication Services                        $ 46,068,987

         Utilities - 14.9 %
         Electric Utilities - 2.2 %
127711   Great Plains Energy, Inc.  (b)                          $ 3,961,595
157858   Southern Co.                                              5,439,787
                                                                 $ 9,401,382
         Gas Utilities - 5.7 %
120100   AGL Resources Inc.                                      $ 4,383,650
129470   Atmos Energy Corp.                                        3,696,369
170238   Equitable Resources, Inc.                                 5,954,925
126481   Questar Corp.                                             10,342,351
                                                                 $ 24,377,295
         Multi-Utilities - 7.0 %
98272    Ameren Corp.  (b)                                       $ 5,187,779
94780    Consolidated Edison, Inc.                                 4,378,836
243400   Duke Energy Corp.                                         7,350,680
143415   NSTAR                                                     4,784,324
193900   PG&E Corp.                                                8,075,935
                                                                 $ 29,777,554
         Total Utilities                                         $ 63,556,231
         TOTAL COMMON STOCKS                                     $ 407,566,013
         (Cost  $323,625,128)

PrincipalTEMPORARY CASH INVESTMENTS - 8.9 %
         Repurchase Agreement - 6.7 %
28500000 UBS Warburg, Inc., 5.0%, dated 9/30/06, repurchase
         price of $28,500,000 plus accrued interest on 10/2/06
         collateralized by $29,969,000 U.S. Treasury Bill, 3.5%, $ 28,500,000 Shares
         Security Lending Collateral - 2.2 %
9513765  Securities Lending Investment Fund, 5.37%               $ 9,513,765
         TOTAL TEMPORARY CASH INVESTMENTS                        $ 38,013,765
         (Cost  $38,013,765)
         TOTAL INVESTMENT IN SECURITIES - 105.0%                 $ 447,870,946
         (Cost  $362,938,396) (a)
         OTHER ASSETS AND LIABILITIES - (5.0%)                   $ (21,473,951)
         TOTAL NET ASSETS - 100.0%                               $ 426,396,995

*        Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $361,514,531 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $ 92,243,216

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                 (5,886,801)

         Net unrealized gain                                     $ 86,356,415

(b)      At September 30, 2006, the following securities were out on loan:

Shares                           Security                          Market Value
97289    Ameren Corp.                                            $ 5,135,886
57138    Great Plains Energy, Inc.                                 1,772,421
72765    Liberty Property Trust                                    3,477,439
57420    Mine Safety Appliances Co.                                2,046,449
4212     Schering-Plough Corp., 6.0%, 9/14/07                      234,314
         Total                                                   $ 12,666,509

Pioneer Equity Opportunity VCT Portfolio
Schedule of Investments  9/30/2006

Shares                                                     Value

       COMMON STOCKS - 94.6 %
       Energy - 5.4 %
       Coal & Consumable Fuels - 0.8 %
151    Foundation Coal Holdings, Inc. *                  $  4,888
       Oil & Gas Explration & Production - 0.1 %
15     Pogo Producing Co. *                              $    614
       Oil & Gas Refining & Marketing - 1.7 %
185    Tesoro Petroleum Corp.                            $ 10,726
       Oil & Gas Storage & Transporation - 2.8 %
163    Kinder Morgan, Inc. *                             $ 17,091
       Total Energy                                      $ 33,319

       Materials - 13.4 %
       Commodity Chemicals - 0.1 %
20     Georgia Gulf Corp. *                              $    548
       Construction Materials - 2.3 %
269    Texas Industries, Inc. *                          $ 14,004
       Diversified Chemical - 2.3 %
155    FMC Corp. *                                       $  9,931
259    Olin Corp. *                                         3,978
                                                         $ 13,909
       Diversified Metals & Mining - 2.0 %
234 Freeport-McMoRan Copper & Gold, Inc. (Class B) * $ 12,463 Fertilizers & Agricultural Chemicals - 1.8 %
254    The Scotts Miracle-Gro Co. *                      $ 11,300
       Gold - 1.4 %
280    Barrick Gold Corp. *                              $  8,602
       Industrial Gases - 1.4 %
133    Air Products & Chemicals, Inc.                    $  8,827
       Metal & Glass Containers - 0.3 %
100    Owens-Illinois, Inc. *                            $  1,542
       Specialty Chemicals - 1.8 %
200    Arch Chemicals, Inc. *                            $  5,690
281    RPM, Inc. *                                          5,336
                                                         $ 11,026
       Total Materials                                   $ 82,221

       Capital Goods - 13.3 %
       Aerospace & Defense - 2.1 %
131    DRS Technologies, Inc. *                          $  5,721
300    EDO Corp. *                                          6,864
                                                         $ 12,585
       Building Products - 1.0 %
267    Lennox International, Inc. *                      $  6,114
       Construction & Farm Machinery & Heavy Trucks - 0.3 %
152    Wabash National Corp. (b)                         $  2,081
       Electrical Component & Equipment - 4.4 %
63     AMETEK, Inc. *                                    $  2,744
100    Franklin Electric Co., Inc. *                        5,314
487    General Cable Corp. *                               18,608
                                                         $ 26,666
       Industrial Machinery - 5.5 %
41     Donaldson Co., Inc. *                             $  1,513
38     Gardner Denver, Inc. *                               1,257
306    ITT Corp. *                                         15,689
135    Kaydon Corp. * (b)                                   4,998
109    Kennametal, Inc. *                                   6,175
55     Parker Hannifin Corp. *                              4,275
                                                         $ 33,907
       Total Capital Goods                               $ 81,353

       Commercial Services & Supplies - 2.0 %
       Office Services & Supplies - 2.0 %
207    Avery Dennison Corp. *                            $ 12,455
       Total Commercial Services & Supplies              $ 12,455

       Media - 0.1 %
       Advertising - 0.1 %
87     The Interpublic Group of Companies, Inc. * (b)    $    861
       Total Media                                       $    861

       Health Care Equipment & Services - 5.8 %
       Health Care Distributors - 0.7 %
136    Owens & Minor, Inc. *                             $  4,473
       Health Care Equipment - 1.6 %
69     Beckman Coulter, Inc. *                           $  3,972
242    Steris Corp. *                                       5,823
                                                         $  9,795
       Health Care Supplies - 3.5 %
83     Haemonetics Corp. *                               $  3,884
497    Inverness Medical Innovations, Inc. *               17,276
                                                         $ 21,160
       Total Health Care Equipment & Services            $ 35,428

       Pharmaceuticals & Biotechnology - 8.3 %
       Biotechnology - 1.3 %
65     Cubist Pharmaceuticals, Inc. * (b)                $  1,413
200    Human Genome Sciences, Inc. *                        2,308
214    PDL BioPharma, Inc. *                                4,109
                                                         $  7,830
       Life Sciences Tools & Services - 7.0 %
104    Bio-Rad Laboratories, Inc. *                      $  7,356
101    Fisher Scientific International, Inc. *              7,902
133    Invitrogen Corp. *                                   8,434
240    Pharmaceutical Product Development, Inc. *           8,566
270    Thermo Electron Corp. *                             10,619
                                                         $ 42,877
       Total Pharmaceuticals & Biotechnology             $ 50,707

       Banks - 2.0 %
       Thrifts & Mortgage Finance - 2.0 %
579    Sovereign Bancorp, Inc. *                         $ 12,454
       Total Banks                                       $ 12,454

       Diversified Financials - 3.0 %
       Asset Management & Custody Banks - 3.0 %
154    Mellon Bank Corp. *                               $  6,021
342    The Bank of New York Co., Inc. *                    12,059
                                                         $ 18,080
       Total Diversified Financials                      $ 18,080

       Insurance - 3.8 %
       Insurance Brokers - 1.9 %
341    Aon Corp.                                         $ 11,550
       Multi-Line Insurance - 1.9 %
136    Hartford Financial Services Group, Inc. *         $ 11,798
       Total Insurance                                   $ 23,348

       Real Estate - 19.9 %
       Diversified Real Estate Investment Trusts - 2.6 %
154    Liberty Property Trust (b)                        $  7,360
214    Washington Real Estate Investment Trust * (b)        8,517
                                                         $ 15,877
       Office Real Estate Investment Trusts - 3.6 %
214    Equity Office Properties Trust                    $  8,509
262    Mack-Cali Realty Corp. *                            13,572
                                                         $ 22,081
       Real Estate Management & Development - 3.0 %
336    Forest City Enterprises, Inc. *                   $ 18,245
       Retail Real Estate Investment Trusts - 6.7 %
100    Federal Realty Investment Trust                   $  7,430
531    General Growth Pro TLB SC *                         25,302
187    Saul Centers, Inc. *                                 8,415
                                                         $ 41,147
       Specialized Real Estate Investment Trusts - 4.0 %
1,055  Host Hotels & Resorts, Inc. *                     $ 24,191
       Total Real Estate                                 $ 121,541

       Technology Hardware & Equipment - 2.3 %
       Electronic Equipment & Instruments - 2.3 %
187    Amphenol Corp. *                                  $ 11,581
50     Itron, Inc. *                                        2,790
                                                         $ 14,371
       Total Technology Hardware & Equipment             $ 14,371

       Semiconductors - 3.2 %
       Semiconductor Equipment - 3.2 %
431    FEI Co. * (b)                                     $  9,098
506    Veeco Instruments, Inc. *                           10,196
                                                         $ 19,294
       Total Semiconductors                              $ 19,294

       Utilities - 12.1 %
       Gas Utilities - 9.2 %
404    Atmos Energy Corp. *                              $ 11,534
83     National Fuel Gas Co.                                3,017
108    Questar Corp. *                                      8,831
212    SEMCO Energy, Inc. *                                 1,196
850    Southern Union Co. *                                22,448
286    Washington Gas Light Co. *                           8,963
                                                         $ 55,989
       Independent Power Producer & Energy Traders - 2.4 %
318    NRG Energy, Inc. * (b)                            $ 14,405
       Multi-Utilities - 0.5 %
88     OGE Energy Corp. *                                $  3,178
       Total Utilities                                   $ 73,572
       (Cost  $542,295)
       TOTAL COMMON STOCKS                               $ 579,004

       TEMPORARY CASH INVESTMENTS - 6.3 %
       Security Lending Collateral - 6.3 %
38,246 Securities Lending Investment Fund, 5.37%         $ 38,246
       TOTAL TEMPORARY CASH INVESTMENTS                  $ 38,246
       (Cost  $38,246)
       TOTAL INVESTMENT IN SECURITIES - 100.9 %          $ 617,250
       (Cost  $580,541) (a)
       OTHER ASSETS AND LIABILITIES - (0.9) %            $ (5,513)
       TOTAL NET ASSETS - 100.0 %                        $ 611,737

     * Non-income producing security.

     (aAt September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $580,541 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost   $   51,077

       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value     (14,368)

       Net unrealized gain                               $ 36,709

     (bAt September 30, 2006, the following securities were out on loan:
Shares                      Security                       Value
64     Cubist Pharmaceuticals, Inc. *                    $     1,391
249    FEI Co. *                                               5,256
72     The Interpublic Group of Companies, Inc. *                 713
134    Kaydon Corp. *                                          4,961
152    Liberty Property Trust                                  7,264
315    NRG Energy, Inc. *                                    14,270
150    Wabash National Corp.                                   2,054
212    Washington Real Estate Investment Trust *               8,438
       Total                                             $   44,346

Pioneer Europe VCT Portfolio
Schedule of Investments  9/30/2006

Shares                                                             Value

        Preferred Stocks - 2.9 %
        Automobiles & Components - 2.9 %
        Automobile Manufacturers - 2.9 %
601     Porsche AG                                              $  622,006
        Total Automobiles & Components                          $  622,006
        (Cost  $487,239)                                        $  622,006
        Common Stock - 94.5 %
        Energy - 10.5 %
        Integrated Oil & Gas - 10.5 %
92,816  BP Amoco Plc *                                          $ 1,012,950
20,168  Eni SpA                                                    599,425
21,728  Repsol SA                                                  646,158
                                                                $ 2,258,533
        Total Energy                                            $ 2,258,533
        Materials - 3.3 %
        Construction Materials - 3.3 %
21,189  CRH Plc                                                 $  714,866
        Total Materials                                         $  714,866
        Capital Goods - 8.2 %
        Building Products - 2.7 %
8,064   Compagnie de Saint Gobain                               $  584,204
        Industrial Conglomerates - 3.1 %
7,531   Siemens                                                 $  656,217
        Trading Companies & Distributors - 2.4 %
24,735  WOLSELEY                                                $  521,716
        Total Capital Goods                                     $ 1,762,137
        Transportation - 4.1 %
        Air Freight & Couriers - 4.1 %
22,922  TNT NV                                                  $  868,379
        Total Transportation                                    $  868,379
        Automobiles & Components - 5.9 %
        Tires & Rubber - 5.9 %
8,850   Compagnie Generale des Etablissements Michelin          $  647,997
5,301   Continental AG                                             614,025
                                                                $ 1,262,022
        Total Automobiles & Components                          $ 1,262,022
        Consumer Durables & Apparel - 7.0 %
        Apparel, Accessories & Luxury Goods - 2.7 %
12,484  Adidas-Salomon AG                                       $  588,148
        Homebuilding - 4.3 %
21,596  Persimmon Plc.                                          $  540,179
38,793  Wimpey (George) Plc                                        374,625
                                                                $  914,804
        Total Consumer Durables & Apparel                       $ 1,502,952
        Consumer Services - 4.6 %
        Casinos & Gaming - 2.0 %
12,973  Opap SA                                                 $  434,802
        Hotels, Resorts & Cruise Lines - 2.6 %
11,547  Carnival Corp. *                                        $  543,055
        Total Consumer Services                                 $  977,857
        Media - 3.2 %
        Advertising - 3.2 %
54,988  WPP Group Plc                                           $  680,591
        Total Media                                             $  680,591
        Retailing - 1.9 %
        Department Stores - 1.9 %
11,321  Next Plc                                                $  401,318
        Total Retailing                                         $  401,318
        Health Care Equipment & Services - 0.9 %
        Health Care Equipment - 0.9 %
1,805   Synthes, Inc.                                           $  200,788
        Total Health Care Equipment & Services                  $  200,788
        Pharmaceuticals & Biotechnology - 8.8 %
        Pharmaceuticals - 8.8 %
10,691  Astrazeneca Plc *                                       $  667,936
4,448   Roche Holdings AG                                          769,548
26,755  Shire PLC                                                  444,922
                                                                $ 1,882,406
        Total Pharmaceuticals & Biotechnology                   $ 1,882,406
        Banks - 23.8 %
        Diversified Banks - 23.8 %
17,413  Allied Irish Banks Plc *                                $  463,199
39,316  Banca Intesa  SpA *                                        258,549
68,900  Barclays Plc *                                             868,155
10,136  BNP Paribas SA                                            1,089,538
40,230  Dnb Nor Asa                                                492,101
31,220  Royal Bank of Scotland Group Plc                          1,073,222
18,520  Sanpaolo  SpA *                                            390,688
17,520  Skand Enkilda Banken                                       470,474
                                                                $ 5,105,926
        Total Banks                                             $ 5,105,926
        Diversified Financials - 7.2 %
        Diversified Capital Markets - 7.2 %
15,233  CS Group                                                $  880,377
11,168  UBS AG                                                     667,224
                                                                $ 1,547,601
        Total Diversified Financials                            $ 1,547,601
        Technology Hardware & Equipment - 2.5 %
        Communications Equipment - 2.5 %
157,002 Ericsson LM Tel Sur B                                   $  541,225
        Total Technology Hardware & Equipment                   $  541,225
        Utilities - 2.5 %
        Electric Utilities - 2.5 %
4,513   E.On AG                                                 $  536,146
        Total Utilities                                         $  536,146
        TOTAL COMMON STOCK                                      $ 20,242,747
        (Cost  $16,108,513)
        TOTAL INVESTMENT IN SECURITIES-97.4%                    $ 20,864,753
        (Cost  $16,595,752) (a)
        OTHER ASSETS AND LIABILITIES-2.6%                       $  549,366
        TOTAL NET ASSETS -100%                                  $ 21,414,119

*       Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $16,671,598 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost               $ 4,599,227

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                 (406,072)

        Net unrealized gain                                     $ 4,193,155

Pioneer Fund VCT Portfolio
Schedule of Investments  9/30/2006

Shares                                                             Value

         Common Stock - 97.5 %
         Energy - 7.5 %
         Integrated Oil & Gas - 5.7 %
179531   Chevron Corp.                                           $ 11,644,381
88025    ConocoPhillips                                            5,240,128
114668   Exxon Mobil Corp.                                         7,694,223
107450   Occidental Petroleum Corp.                                5,169,420
                                                                 $ 29,748,152
         Oil & Gas Equipment And Services - 0.5 %
65062    Weatherford Intl, Inc. *                                $ 2,714,387
         Oil & Gas Explration & Production - 1.3 %
65694    Apache Corp.                                            $ 4,151,861
67515    Pioneer Natural Resources Co.                             2,641,187
                                                                 $ 6,793,048
         Total Energy                                            $ 39,255,587
         Materials - 5.2 %
         Aluminum - 0.7 %
120926   Alcoa, Inc.                                             $ 3,390,765
         Diversified Chemical - 0.8 %
70100    Dow Chemical Co.                                        $ 2,732,498
37427    E.I. du Pont de Nemours and Co.                           1,603,373
                                                                 $ 4,335,871
         Diversified Metals & Mining - 2.5 %
98510    Inco Ltd. *                                             $ 7,513,358
122524   Rio Tinto Plc                                             5,793,894
                                                                 $ 13,307,252
         Industrial Gases - 0.9 %
25334    Air Products & Chemicals, Inc.                          $ 1,681,418
53762    Praxair, Inc.                                             3,180,560
                                                                 $ 4,861,978
         Specialty Chemicals - 0.3 %
37481    Ecolab, Inc.                                            $ 1,604,936
         Total Materials                                         $ 27,500,802
         Capital Goods - 9.4 %
         Aerospace & Defense - 2.6 %
86022    General Dynamics Corp.                                  $ 6,165,197
7100     Lockheed Martin Corp.                                     611,026
111683   United Technologies Corp.                                 7,075,118
                                                                 $ 13,851,341
         Construction & Farm Machinery & Hvy Trks - 4.3 %
99679    Caterpillar, Inc.                                       $ 6,558,878
94266    Deere & Co.                                               7,909,860
136822   PACCAR, Inc.                                              7,801,590
                                                                 $ 22,270,328
         Electrical Component & Equipment - 1.1 %
48640    Emerson Electric Co.                                    $ 4,078,950
29606    Rockwell International Corp.                              1,720,109
                                                                 $ 5,799,059
         Industrial Conglomerates - 1.2 %
11000    3M Co.                                                  $ 818,620
154654   General Electric Co.                                      5,459,286
                                                                 $ 6,277,906
         Industrial Machinery - 0.2 %
16367    Parker Hannifin Corp.                                   $ 1,272,207
         Total Capital Goods                                     $ 49,470,841
         Transportation - 3.3 %
         Airlines - 0.4 %
135293   Southwest Airlines Co.                                  $ 2,253,981
         Railroads - 2.9 %
74802    Burlington Northern, Inc.                               $ 5,493,459
222911   Norfolk Southern Corp.                                    9,819,230
                                                                 $ 15,312,689
         Total Transportation                                    $ 17,566,670
         Automobiles & Components - 1.9 %
         Auto Parts & Equipment - 1.3 %
91445    Johnson Controls, Inc.                                  $ 6,560,264
         Automobile Manufacturers - 0.6 %
416051   Ford Motor Corp.                                        $ 3,365,853
         Total Automobiles & Components                          $ 9,926,117
         Consumer Durables & Apparel - 0.2 %
         Apparel, Accessories & Luxury Goods - 0.2 %
9184     Hanesbrands Inc. *                                      $ 206,735
23883    Liz Claiborne, Inc.                                       943,617
                                                                 $ 1,150,352
         Total Consumer Durables & Apparel                       $ 1,150,352
         Media - 5.5 %
         Advertising - 0.7 %
42090    Omnicom Group                                           $ 3,939,624
         Movies & Entertainment - 1.0 %
162516   The Walt Disney Co.                                     $ 5,023,370
         Publishing - 3.8 %
41058    Elsevier NV                                             $ 684,826
64140    Gannett Co.                                               3,645,076
125263   John Wiley & Sons, Inc.                                   4,510,721
188438   McGraw-Hill Co., Inc.                                     10,935,057
                                                                 $ 19,775,680
         Total Media                                             $ 28,738,674
         Retailing - 4.9 %
         Department Stores - 2.0 %
100356   Federated Department Stores, Inc.                       $ 4,336,383
147889   Nordstrom Inc.                                            6,255,705
                                                                 $ 10,592,088
         General Merchandise Stores - 1.6 %
150713   Target Corp. *                                          $ 8,326,893
         Home Improvement Retail - 0.8 %
141584   Lowe's Companies, Inc.                                  $ 3,972,847
         Specialty Stores - 0.5 %
29018    Barnes & Noble, Inc.                                    $ 1,100,943
69072    Staples Inc. *                                            1,680,522
                                                                 $ 2,781,465
         Total Retailing                                         $ 25,673,293
         Food & Drug Retailing - 3.6 %
         Drug Retail - 2.1 %
75467    CVS Corp.                                               $ 2,424,000
190303   Walgreen Co.                                              8,447,550
                                                                 $ 10,871,550
         Food Distributors - 1.0 %
161566   Sysco Corp.                                             $ 5,404,383
         Hypermarkets & Supercenters - 0.5 %
19649    Costco Wholesale Corp.                                  $ 976,162
28800    Wal-Mart Stores, Inc.                                     1,420,416
                                                                 $ 2,396,578
         Total Food & Drug Retailing                             $ 18,672,511
         Food Beverage & Tobacco - 5.2 %
         Packaged Foods & Meats - 3.8 %
118941   Campbell Soup Co.                                       $ 4,341,347
76411    General Mills, Inc.                                       4,324,863
108055   H.J. Heinz Co., Inc.                                      4,530,746
82795    Hershey Foods Corp.                                       4,425,393
25685    Kellogg Co.                                               1,271,921
73473    Sara Lee Corp.                                            1,180,711
                                                                 $ 20,074,981
         Soft Drinks - 1.4 %
113124   PepsiCo, Inc.                                           $ 7,382,472
         Total Food Beverage & Tobacco                           $ 27,457,453
         Household & Personal Products - 1.8 %
         Household Products - 1.3 %
14255    Clorox Co.                                              $ 898,065
96982    Colgate-Palmolive Co.                                     6,022,582
                                                                 $ 6,920,647
         Personal Products - 0.5 %
67208    Estee Lauder Co. *                                      $ 2,710,499
         Total Household & Personal Products                     $ 9,631,146
         Health Care Equipment & Services - 4.4 %
         Health Care Equipment - 4.4 %
71108    Becton, Dickinson & Co.                                 $ 5,025,202
103638   Biomet, Inc.                                              3,336,107
63800    C. R. Bard, Inc.                                          4,785,000
75039    Medtronic, Inc.                                           3,484,811
104000   St. Jude Medical, Inc. *                                  3,670,160
39300    Zimmer Holdings, Inc. *                                   2,652,750
                                                                 $ 22,954,030
         Total Health Care Equipment & Services                  $ 22,954,030
         Pharmaceuticals & Biotechnology - 8.1 %
         Biotechnology - 0.7 %
53778    Amgen, Inc. *                                           $ 3,846,740
         Pharmaceuticals - 7.4 %
102710   Abbott Laboratories                                     $ 4,987,598
53017    Barr Laboratorie, Inc. *                                  2,753,703
80039    Eli Lilly & Co.                                           4,562,223
72158    Johnson & Johnson                                         4,685,941
63788    Merck & Co., Inc.                                         2,672,717
77980    Novartis AG (A.D.R.) *                                    4,557,151
204900   Pfizer, Inc.                                              5,810,964
36377    Roche Holdings AG (A.D.R.) *                              3,145,010
175915   Schering-Plough Corp.                                     3,885,962
44611    Teva Pharmaceutical Industries Ltd.                       1,520,789
                                                                 $ 38,582,058
         Total Pharmaceuticals & Biotechnology                   $ 42,428,798
         Banks - 8.3 %
         Diversified Banks - 3.9 %
235635   U.S. Bancorp                                            $ 7,827,795
39577    Wachovia Corp.                                            2,208,397
281946   Wells Fargo  & Co.                                        10,200,806
                                                                 $ 20,236,998
         Regional Banks - 3.2 %
25377    Compass Bancshares Inc. *                               $ 1,445,981
83035    First Horizon National Corp.                              3,156,160
170284   National City Corp.                                       6,232,394
55102    SunTrust Banks, Inc.                                      4,258,283
21817    Zions Bancorporation                                      1,741,215
                                                                 $ 16,834,033
         Thrifts & Mortgage Finance - 1.2 %
146301   Washington Mutual, Inc.                                 $ 6,359,704
         Total Banks                                             $ 43,430,735
         Diversified Financials - 7.2 %
         Asset Management & Custody Banks - 3.8 %
43970    Federated Investors, Inc.                               $ 1,486,626
104482   State Street Corp.                                        6,519,677
249606   T. Rowe Price Associates, Inc.                            11,943,647
                                                                 $ 19,949,950
         Consumer Finance - 1.2 %
112725   American Express Co.                                    $ 6,321,618
         Investment Banking & Brokerage - 0.9 %
58452    Merrill Lynch & Co., Inc.                               $ 4,572,115
         Other Diversified Finance Services - 1.3 %
86529    Bank of America Corp.                                   $ 4,635,359
42750    Citigroup, Inc.                                           2,123,393
                                                                 $ 6,758,752
         Total Diversified Financials                            $ 37,602,435
         Insurance - 2.5 %
         Life & Health Insurance - 0.5 %
49100    MetLife, Inc.                                           $ 2,782,988
         Multi-Line Insurance - 0.2 %
13522    Hartford Financial Services Group, Inc.                 $ 1,173,034
         Property & Casualty Insurance - 1.8 %
137506   Chubb Corp.                                             $ 7,144,812
34082    Safeco Corp.                                              2,008,452
                                                                 $ 9,153,264
         Total Insurance                                         $ 13,109,286
         Software & Services - 3.8 %
         Application Software - 0.6 %
86186    Adobe Systems, Inc.                                     $ 3,227,666
         Data Processing & Outsourced Services - 2.2 %
181884   Automatic Data Processing, Inc.                         $ 8,610,389
25841    DST Systems, Inc. *                                       1,593,614
28113    Fiserv, Inc. *                                            1,323,841
                                                                 $ 11,527,844
         Systems Software - 1.0 %
181275   Microsoft Corp.                                         $ 4,954,246
         Total Software & Services                               $ 19,709,756
         Technology Hardware & Equipment - 6.7 %
         Communications Equipment - 3.1 %
139000   Cisco Systems, Inc. *                                   $ 3,197,000
313651   Motorola, Inc.                                            7,841,275
274102   Nokia Corp. ADR                                           5,397,068
                                                                 $ 16,435,343
         Computer Hardware - 2.4 %
100576   Dell, Inc. *                                            $ 2,297,156
176511   Hewlett-Packard Co.                                       6,476,189
746472   Sun Microsystems, Inc. *                                  3,709,966
                                                                 $ 12,483,311
         Computer Storage & Peripherals - 0.3 %
134374   EMC Corp. *                                             $ 1,609,801
         Office Electronics - 0.9 %
85863    Canon, Inc. (A.D.R.)                                    $ 4,489,776
         Total Technology Hardware & Equipment                   $ 35,018,231
         Semiconductors - 2.9 %
         Semiconductor Equipment - 0.4 %
122670   Applied Materials, Inc.                                 $ 2,174,939
         Semiconductors - 2.5 %
20845    Freescale Semiconductor Inc. (Class B) *                $ 792,318
258029   Intel Corp.                                               5,307,657
211248   Texas Instruments, Inc.                                   7,023,996
                                                                 $ 13,123,971
         Total Semiconductors                                    $ 15,298,910
         Telecommunication Services - 4.2 %
         Integrated Telecom Services - 4.0 %
279088   AT&T Corp.                                              $ 9,087,105
141901   BellSouth Corp.                                           6,066,268
129130   Verizon Communications, Inc.                              4,794,597
59603    Windstream Corp. *                                        786,164
                                                                 $ 20,734,134
         Wireless Telecommuni Cation Services - 0.2 %
23216    Alltel Corp. *                                          $ 1,288,488
         Total Telecommunication Services                        $ 22,022,622
         Utilities - 1.0 %
         Electric Utilities - 0.6 %
15000    Exelon Corp.                                            $ 908,100
56177    Southern Co.                                              1,935,859
                                                                 $ 2,843,959
         Multi-Utilities - 0.4 %
34904    Consolidated Edison, Inc.                               $ 1,612,565
13700    PG&E Corp.                                                570,605
                                                                 $ 2,183,170
         Total Utilities                                         $ 5,027,129
         TOTAL COMMON STOCK                                      $ 511,645,378
         (Cost  $372,632,071)
Principal Amount
         Temporary Cash Investments - 2.4 %
         Repurchase Agreement - 2.4 %
12700000 UBS Warburg, Inc., 5.0%, dated 9/30/06, repurchase
         price of $12,700,000 plus accrued interest on 10/2/06
         collateralized by $12,516,000 U.S. Treasury Bill, 5.125%$ 12,700,000
         TOTAL TEMPORARY CASH INVESTMENTS                        $ 12,700,000
         (Cost  $12,700,000)
         TOTAL INVESTMENT IN SECURITIES - 99.9%                  $ 524,345,378
         (Cost  $385,332,071) (a)
         OTHER ASSETS AND LIABILITIES - 0.1%                     $ 492,036
         TOTAL NET ASSETS - 100.0%                               $ 524,837,414

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $385,524,824 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $ 155,819,432

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                 (16,998,878)

         Net unrealized gain                                     $ 138,820,554

Pioneer Growth Shares VCT Portfolio
SCHEDULE OF INVESTMENTS  9/30/06 (unaudited)

Shares                                                    Value

       COMMON STOCKS - 98.5 %
       Energy - 1.8 %
       Integrated Oil & Gas - 1.8 %
5500   ConocoPhillips *                                  $327,415
8000   Repsol SA (A.D.R.) *                               238,640
                                                         $566,055
       Total Energy                                      $566,055
       Materials - 1.0 %
       Diversified Chemical - 1.0 %
8300   Dow Chemical Co.                                  $323,534
       Total Materials                                   $323,534
       Capital Goods - 11.5 %
       Aerospace & Defense - 3.6 %
3800   L-3 Communications Holdings, Inc. *               $297,654
13000  United Technologies Corp. *                        823,550
                                                         $1,121,204
       Industrial Conglomerates - 7.9 %
9600   3M Co. *                                          $714,432
32100  General Electric Co.                               1,133,130
22100  Tyco International, Ltd.                           618,579
                                                         $2,466,141
       Total Capital Goods                               $3,587,345
       Consumer Durables & Apparel - 1.4 %
       Footwear - 1.4 %
5000   Nike, Inc. *                                      $438,100
       Total Consumer Durables & Apparel                 $438,100
       Consumer Services - 1.6 %
       Hotels, Resorts & Cruise Lines - 1.6 %
10400  Carnival Corp. *                                  $489,112
       Total Consumer Services                           $489,112
       Media - 1.0 %
       Movies & Entertainment - 1.0 %
8350   Viacom, Inc. (Class B) *                          $310,453
       Total Media                                       $310,453
       Retailing - 7.5 %
       Apparel Retail - 4.0 %
9800   Abercrombie & Fitch Co.                           $680,904
20400  TJX Companies, Inc. *                              571,812
                                                         $1,252,716
       Home Improvement Retail - 3.5 %
29900  Home Depot, Inc. *                                $1,084,473
       Total Retailing                                   $2,337,189
       Food & Drug Retailing - 2.1 %
       Drug Retail - 2.1 %
19900  CVS Corp.                                         $639,188
       Total Food & Drug Retailing                       $639,188
       Food Beverage & Tobacco - 4.6 %
       Soft Drinks - 0.8 %
2700   Fomento Economico Mexicano SA de CV *             $261,738
       Tobacco - 3.8 %
15300  Altria Group, Inc.                                $1,171,215
       Total Food Beverage & Tobacco                     $1,432,953
       Household & Personal Products - 3.4 %
       Household Products - 3.4 %
17100  Procter & Gamble Co.                              $1,059,858
       Total Household & Personal Products               $1,059,858
       Health Care Equipment & Services - 8.3 %
       Health Care Equipment - 6.0 %
14600  Biomet, Inc. *                                    $469,974
72253  Boston Scientific Corp. *                          1,068,622
7000   Medtronic, Inc.                                    325,080
                                                         $1,863,676
       Health Care Supplies - 1.3 %
7800   Cooper Companies, Inc. *                          $417,300
       Managed Health Care - 1.0 %
7600   Aetna, Inc. *                                     $300,580
       Total Health Care Equipment & Services            $2,581,556
       Pharmaceuticals & Biotechnology - 14.9 %
       Biotechnology - 6.0 %
17558  Amgen, Inc. *                                     $1,255,924
8900   Gilead Sciences, Inc. *                            611,430
                                                         $1,867,354
       Pharmaceuticals - 8.9 %
12400  Astrazeneca Plc Sponsored (A.D.R.) *              $775,000
9700   Eli Lilly & Co. *                                  552,900
6600   Johnson & Johnson *                                428,604
16892  Par Pharmaceutical Co., Inc. *                     308,110
20904  Teva Pharmaceutical Industries, Ltd. * (a)         712,617
                                                         $2,777,231
       Total Pharmaceuticals & Biotechnology             $4,644,585
       Diversified Financials - 5.8 %
       Asset Management & Custody Banks - 2.5 %
5400   Franklin Resources, Inc.                          $571,050
2000   Legg Mason, Inc. *                                 201,720
                                                         $772,770
       Consumer Finance - 2.2 %
12600  American Express Co.                              $706,608
       Investment Banking & Brokerage - 1.1 %
4300   Merrill Lynch & Co., Inc.                         $336,346
       Total Diversified Financials                      $1,815,724
       Software & Services - 8.7 %
       Systems Software - 8.7 %
36900  Macrovision Corp. *                               $874,161
67300  Microsoft Corp. *                                  1,839,309
                                                         $2,713,470
       Total Software & Services                         $2,713,470
       Technology Hardware & Equipment - 18.0 %
       Communications Equipment - 12.8 %
63350  Cisco Systems, Inc. *                             $1,457,050
23300  Corning, Inc. *                                    568,753
6160   F5 Networks, Inc. *                                330,915
10600  Foundry Networks, Inc. *                           139,390
41480  Juniper Networks, Inc. *                           716,775
30400  Motorola, Inc.                                     760,000
                                                         $3,972,883
       Computer Hardware - 5.2 %
7400   Apple Computer, Inc. *                            $570,022
32200  Dell, Inc. *                                       735,448
20970  Palm, Inc. * (a)                                   305,323
                                                         $1,610,793
       Total Technology Hardware & Equipment             $5,583,676
       Semiconductors - 4.1 %
       Semiconductors - 4.1 %
10790  Maxim Integrated Products *                       $302,875
29500  Texas Instruments, Inc.                            980,875
                                                         $1,283,750
       Total Semiconductors                              $1,283,750
       Utilities - 2.7 %
       Independent Power Producer & Energy Traders - 2.7 %
13200  TXU Corp. *                                       $825,264
       Total Utilities                                   $825,264
       TOTAL COMMON STOCKS
       (Cost  $29,384,565)                               $30,631,812
       TEMPORARY CASH INVESTMENT - 3.3%
       Security Lending Collateral - 3.3%
1030753Security Lending Investment Fund, 5.25%           $1,030,753
       TOTAL TEMPORARY CASH INVESTMENT
       (Cost $1,030,753)                                 $1,030,753
       TOTAL INVESTMENT IN SECURITIES -101.8%
       (Cost  $30,415,318) (a)                           $31,662,565
       OTHER ASSETS AND LIABILITIES - (1.8)%             $(569,971)
       TOTAL NET ASSETS - 100.0%                         $31,092,594

*      Non-income producing security.

(A.D.R.American Depositary Receipt.

(a)    At September 30, 2006, the following securities were out on loan:
Shares                      Security                      Value
18879  Palm, Inc. * (a)                                    $ 274,878
20695  Teva Pharmaceutical Industries, Ltd. * (a)             705,493
       Total                                               $ 980,371

Pioneer International Value VCT Portfolio
Schedule of Investments  9/30/2006

Shares                                                         Value

       PREFERRED STOCKS - 1.4 %
       Automobiles & Components - 0.2 %
       Automobile Manufacturers - 0.2 %
71     Porsche AG                                             $73,482
       Total Automobiles & Components                         $73,482
       Utilities - 1.2 %
       Multi-Utilities - 1.2 %
4012   RWE AG                                                 $335,336
       Total Utilities                                        $335,336
       TOTAL PREFERRED STOCK                                  $408,818
       (Cost  $337,629)

       COMMON STOCKS - 97.6 %
       Energy - 8.9 %
       Integrated Oil & Gas - 7.2 %
6928   Gazprom (A.D.R.)                                       $297,365
3330   Lukoil Holding (A.D.R.)                                 251,552
3461   Petrobras Brasileiro (A.D.R.) *                         259,021
10367  Repsol SA                                               308,299
15200  Royal Dutch Shell Plc *                                 500,705
6809   Total SA                                                448,829
                                                              $2,065,771
       Oil & Gas Equipment & Services - 0.8 %
4312   Technip                                                $245,790
       Oil & Gas Exploration & Production - 0.9 %
299630 CNOOC, Ltd.                                            $249,449
       Total Energy                                           $2,561,010

       Materials - 8.2 %
       Construction Materials - 2.0 %
3781   CRH Plc                                                $127,652
4012   Holcim, Ltd.                                            327,640
813    Lafarge Br                                              104,835
                                                              $560,127
       Diversified Metals & Mining - 2.7 %
16722  Broken Hill Proprietary Co., Ltd. *                    $317,004
5270   Freeport-McMoRan Copper & Gold, Inc. (Class B) *        280,680
4058   Rio Tinto Plc *                                         192,342
                                                              $790,026
       Steel - 3.5 %
15341  Companhia Vale do Rio Doce (A.D.R.)                    $283,962
28600  Hitachi Metals, Ltd.                                    269,195
11600  JFE Holdings, Inc.                                      456,070
                                                              $1,009,227
       Total Materials                                        $2,359,380

       Capital Goods - 11.9 %
       Building Products - 1.7 %
18000  Asahi Glass Co., Ltd. *                                $222,125
3600   Compagnie de Saint Gobain                               260,806
                                                              $482,931
       Construction & Farm Machinery & Heavy Trucks - 2.1 %
8470   Daewoo Heavy Industries & Machinery, Ltd. *            $273,245
2400   Hyundai Heavy Industries *                              333,420
                                                              $606,665
       Electrical Component & Equipment - 0.5 %
1166   Schneider Electric SA                                  $129,940
       Heavy Electrical Equipment - 1.7 %
58200  Mitsubishi Electric Corp.                              $489,287
       Industrial Conglomerates - 3.6 %
22000  Hutchinson Whampoa, Ltd.                               $193,937
34000  Keppel Corp.                                            315,910
62970  KOC Holding AS *                                        201,483
3586   Siemens                                                 312,467
                                                              $1,023,797
       Industrial Machinery - 1.3 %
13238  AB SKF                                                 $193,364
14220  Nabtesco Corp.                                          162,164
                                                              $355,528
       Trading Companies & Distributors - 1.0 %
24000  Sumitomo Corp.                                         $300,464
       Total Capital Goods                                    $3,388,612

       Commercial Services & Supplies - 0.3 %
       Office Services & Supplies - 0.3 %
6200   Buhrmann NV                                            $93,256
       Total Commercial Services & Supplies                   $93,256

       Transportation - 2.3 %
       Air Freight & Couriers - 0.8 %
725    Panalpina Welttransport Holding AG                     $77,917
4070   TNT NV                                                  154,188
                                                              $232,105
       Railroads - 1.5 %
60     East Japan Railway Co.                                 $420,503
       Total Transportation                                   $652,608

       Automobiles & Components - 5.6 %
       Auto Parts & Equipment - 1.0 %
8095   Denso Corp.                                            $285,314
       Automobile Manufacturers - 3.0 %
3287   Hyundai Motor Co., Ltd.                                $282,152
10700  Toyota Motor Co.                                        582,712
                                                              $864,864
       Tires & Rubber - 1.6 %
13220  Bridgestone Corp. *                                    $268,020
1767   Continental AG                                          204,675
                                                              $472,695
       Total Automobiles & Components                         $1,622,873

       Consumer Durables & Apparel - 3.3 %
       Apparel, Accessories & Luxury Goods - 0.5 %
2955   Adidas-Salomon AG                                      $139,216
       Consumer Electronics - 1.6 %
21000  Matsushita Electric Industrial Co., Ltd. *             $446,155
       Homebuilding - 0.6 %
7317   Persimmon Plc                                          $183,020
       Leisure Products - 0.6 %
5800   Sega Sammy Holdings, Inc.                              $186,215
       Total Consumer Durables & Apparel                      $954,606

       Consumer Services - 0.6 %
       Casinos & Gaming - 0.2 %
2139   Opap SA                                                $71,691
       Hotels, Resorts & Cruise Lines - 0.4 %
2439   Carnival Corp. *                                       $114,706
       Total Consumer Services                                $186,397

       Media - 1.1 %
       Broadcasting & Cable Television - 0.3 %
8695   Mediaset S.p.A.                                        $93,399
       Movies & Entertainment - 0.8 %
5815   Vivendi SA                                             $209,285
       Total Media                                            $302,684

       Retailing - 2.1 %
       Apparel Retail - 0.8 %
76474  Truworths International, Ltd. *                        $229,276
       Department Stores - 1.3 %
30240  Takashimaya Co., Ltd.                                  $382,998
       Total Retailing                                        $612,274

       Food & Drug Retailing - 0.8 %
       Drug Retail - 0.3 %
5800   Alliance Boots Plc                                     $84,061
       Hypermarkets & Supercenters - 0.5 %
2492   Carrefour Supermarch                                   $157,386
       Total Food & Drug Retailing                            $241,447

       Food, Beverage & Tobacco - 3.1 %
       Brewers - 0.6 %
9950   South African Breweries Plc                            $185,671
       Packaged Foods & Meats - 1.2 %
955    Nestle SA (Registered Shares)                          $332,841
       Soft Drinks - 0.5 %
1644   Fomento Economico Mexicano SA de C.V. *                $159,369
       Tobacco - 0.8 %
8430   British American Tobacco Plc *                         $227,637
       Total Food, Beverage & Tobacco                         $905,518

       Household & Personal Products - 1.6 %
       Household Products - 0.3 %
2068   Reckitt Benckiser Plc                                  $85,609
       Personal Products - 1.3 %
11470  Kose Corporation *                                     $370,606
       Total Household & Personal Products                    $456,215

       Health Care Equipment & Services - 0.8 %
       Health Care Equipment - 0.5 %
1149   Synthes, Inc.                                          $127,815
       Health Care Services - 0.3 %
689    Fresenius Medical Care AG                              $89,569
       Total Health Care Equipment & Services                 $217,384

       Pharmaceuticals & Biotechnology - 6.0 %
       Pharmaceuticals - 6.0 %
11000  Astellas Pharma, Inc.                                  $443,208
6472   Astrazeneca Plc *                                       404,348
2728   Roche Holdings AG                                       471,971
4451   Shire Pharmaceuticals Group Plc (A.D.R.)                219,835
3058   UCB S.A.                                                194,435
                                                              $1,733,797
       Total Pharmaceuticals & Biotechnology                  $1,733,797

       Banks - 15.9 %
       Diversified Banks - 15.9 %
31400  Banca Intesa S.p.A. *                                  $206,492
30284  Barclays Plc *                                          381,585
5646   BNP Paribas SA                                          606,899
8996   Commonwealth Bank of Australia *                        306,576
7547   Depfa Bank Plc                                          139,610
27200  Development Bank of Singapore, Ltd.                     328,799
2770   Kookmin Bank (A.D.R.) *                                 216,143
16     Mitsubishi UFJ Financial Group, Inc.                    206,531
18707  Royal Bank of Scotland Group Plc                        643,074
2147   Societe Generale                                        341,215
45     Sumitomo Mitsui Financial Group, Inc.                   471,771
38004  Turkiye Is Bankasi (Isbank) *                           201,166
4136   Uniao de Bancos Brasileiros S.A. (Unibanco)
          (G.D.R.) (144A) *                                    306,064
12442  Westpac Banking Corp. *                                 210,441
                                                              $4,566,366
       Total Banks                                            $4,566,366

       Diversified Financials - 4.0 %
       Asset Management & Custody Banks - 0.3 %
11877  Man Group Plc                                          $99,435
       Diversified Capital Markets - 2.9 %
10590  CS Group                                               $612,039
1820   Deutsche Bank AG (Reg) *                                219,425
                                                              $831,464
       Investment Banking & Brokerage - 0.8 %
13100  Nomura Securites Co., Ltd. *                           $230,251
       Total Diversified Financials                           $1,161,150

       Insurance - 3.9 %
       Multi-Line Insurance - 3.0 %
17797  Aviva Plc                                              $260,426
7081   AXA                                                     260,786
265    Helvetia Holding AG *                                   83,081
1042   Zurich Financial Services                               255,778
                                                              $860,071
       Property & Casualty Insurance - 0.9 %
21840  Mitsui Sumitomo Insurance Co.                          $272,320
       Total Insurance                                        $1,132,391

       Real Estate - 1.5 %
       Real Estate Management & Development - 1.5 %
18681  Mitsui Fudosan Co.                                     $426,350
       Total Real Estate                                      $426,350

       Software & Services - 0.4 %
       Application Software - 0.4 %
600    Sap AG                                                 $118,888
       Total Software & Services                              $118,888

       Technology Hardware & Equipment - 3.5 %
       Communications Equipment - 1.1 %
87361  Ericsson LM Tel Sur B                                  $301,155
       Electronic Equipment & Instruments - 1.0 %
3977   Nidec Corp. *                                          $300,588
       Office Electronics - 1.4 %
7918   Canon, Inc.                                            $414,602
       Total Technology Hardware & Equipment                  $1,016,345

       Semiconductors - 2.1 %
       Semiconductor Equipment - 1.0 %
3994   Tokyo Electron, Ltd.                                   $296,329
       Semiconductors - 1.1 %
24665  Hon Hai Precision Industry (G.D.R.)                    $303,306
       Total Semiconductors                                   $599,635

       Telecommunication Services - 6.6 %
       Alternative Carriers - 1.6 %
4800   Fastweb *                                              $217,520
33580  Inmarsat Plc                                            238,466
                                                              $455,986
       Integrated Telecommunication Services - 3.8 %
7882   Brasil Telecom Participacoes S.A.                      $236,933
57     Nippon Telegraph & Telephone Corp. *                    279,936
32400  Telecom Italia S.p.A.                                   91,979
16348  Telekom Austria AG                                      412,295
10781  Telekomunikacja Polska SA *                             68,310
                                                              $1,089,453
       Wireless Telecommuni Cation Services - 1.2 %
9527   Mobile Telesystems (A.D.R.) *                          $359,835
       Total Telecommunication Services                       $1,905,274

       Utilities - 3.0 %
       Electric Utilities - 3.0 %
4233   E.On AG                                                $502,882
12100  Tokyo Electric Power Co. *                              347,900
                                                              $850,782
       Total Utilities                                        $850,782
       TOTAL COMMON STOCKS                                    $28,065,242
       (Cost  $23,936,600)
       TOTAL INVESTMENT IN SECURITIES - 99.0 %                $28,474,060
       (Cost  $24,274,229) (a)
       OTHER ASSETS AND LIABILITIES - 1.0 %                   $295,752
       TOTAL NET ASSETS - 100.0 %                             $28,769,812

(A.D.R.American Depositary Receipt

(G.D.R.Global Depositary Receipt

*      Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2006, the value of these securities amounted to $306,064 or 1.1% of total net assets.

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $24,289,457 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost        $  4,766,924

       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value         (582,321)

       Net unrealized gain                                    $4,184,603

Pioneer Mid-Cap Value VCT Portfolio
SCHEDULE OF INVESTMENTS  09/30/2006

Shares                                                     Value

         COMMON STOCKS - 96.5 %
         Energy - 5.1 %
         Coal & Consumable Fuels - 1.2 %
208910   Massey Energy Co.                                $4,374,575
         Integrated Oil & Gas - 1.0 %
93410    Hess Corp. *                                     $3,869,042
         Oil & Gas Equipment And Services - 0.5 %
40252    Weatherford International, Inc. *                $1,679,313
         Oil & Gas Exploration & Production - 1.8 %
83200    Plains Exploration and Product *                 $3,570,112
100500   Southwestern Energy Co. *                         3,001,935
                                                          $6,572,047
         Oil & Gas Refining & Marketing - 0.6 %
41704    Tesoro Petroleum Corp.                           $2,417,998
         Total Energy                                     $18,912,975
         Materials - 7.3 %
         Diversified Chemical - 1.8 %
43169    Ashland, Inc. *                                  $2,753,319
58692    PPG Industries, Inc. *                            3,937,059
                                                          $6,690,378
         Industrial Gases - 2.0 %
111882   Air Products & Chemicals, Inc.                   $7,425,608
         Metal & Glass Containers - 2.1 %
191336   Ball Corp. *                                     $7,739,541
         Specialty Chemicals - 1.4 %
130110   International Flavor & Fragrances, Inc.          $5,144,549
         Total Materials                                  $27,000,076
         Capital Goods - 5.9 %
         Construction & Farm Machinery & Heavy Trucks - 1.1 %
50236    Deere & Co.                                      $4,215,303
         Electrical Component & Equipment - 1.3 %
104200   Thomas & Betts Corp. *                           $4,971,382
         Industrial Conglomerates - 1.4 %
178710   Tyco International, Ltd.                         $5,002,093
         Trading Companies & Distributors - 2.1 %
114646   W.W. Grainger, Inc. *                            $7,683,575
         Total Capital Goods                              $21,872,353
         Commercial Services & Supplies - 2.6 %
         Commercial Printing - 0.3 %
37093    R.R. Donnelly & Sons Co. *                       $1,222,585
         Diversified Commercial Services - 0.8 %
78100    Equifax, Inc. *                                  $2,867,051
         Environmental & Facilities Services - 1.5 %
133073   Republic Services, Inc.                          $5,350,865
         Total Commercial Services & Supplies             $9,440,501
         Transportation - 1.4 %
         Railroads - 1.4 %
153600   CSX Corp. *                                      $5,042,688
         Total Transportation                             $5,042,688
         Automobiles & Components - 2.0 %
         Auto Parts & Equipment - 0.9 %
59100    Borg-Warner Automotive, Inc. *                   $3,378,747
         Motorcycle Manufacturers - 1.1 %
62410    Harley-Davidson, Inc. *                          $3,916,228
         Total Automobiles & Components                   $7,294,975
         Consumer Durables & Apparel - 0.5 %
         Consumer Electronics - 0.5 %
20000    Harman International Industries, Inc. *          $1,668,800
         Total Consumer Durables & Apparel                $1,668,800
         Consumer Services - 3.6 %
         Casinos & Gaming - 2.1 %
118210   Harrah's Entertainment, Inc.                     $7,852,690
         Hotels, Resorts & Cruise Lines - 1.5 %
116900   Carnival Corp. *                                 $5,497,807
         Total Consumer Services                          $13,350,497
         Media - 4.2 %
         Advertising - 1.8 %
675580   The Interpublic Group of Companies, Inc. *       $6,688,242
         Broadcasting & Cable Television - 2.4 %
202022   Clear Channel Communications, Inc.               $5,828,335
125915   Entercom Communications Corp. *                   3,173,058
                                                          $9,001,393
         Publishing - 0.0 %
18300    Gannett Co. *                                    $18,300
         Total Media                                      $15,707,935
         Retailing - 1.3 %
         Department Stores - 1.3 %
69600    J.C. Penney Co., Inc.                            $4,759,944
         Total Retailing                                  $4,759,944
         Food & Drug Retailing - 2.2 %
         Food Retail - 2.2 %
84700    Kroger Co. *                                     $1,959,958
201308   Safeway, Inc. *                                   6,109,698
                                                          $8,069,656
         Total Food & Drug Retailing                      $8,069,656
         Food Beverage & Tobacco - 5.3 %
         Brewers - 1.8 %
97931    Molson Coors Brewing Co. (Class B) *             $6,747,446
         Packaged Foods & Meats - 2.1 %
83535    H.J. Heinz Co., Inc.                             $3,502,623
93800    William Wrigley Jr. Co. *                         4,320,428
                                                          $7,823,051
         Tobacco - 1.4 %
92410    UST, Inc.                                        $5,066,840
         Total Food Beverage & Tobacco                    $19,637,337
         Household & Personal Products - 0.8 %
         Personal Products - 0.8 %
94700    Avon Products, Inc. *                            $2,903,502
         Total Household & Personal Products              $2,903,502
         Health Care Equipment & Services - 5.3 %
         Health Care Equipment - 0.8 %
209910   Boston Scientific Corp. *                        $3,104,569
         Health Care Services - 1.4 %
80462    Laboratory Corporation of America Holdings *     $5,275,893
         Health Care Supplies - 0.8 %
53100    Cooper Companies, Inc. *                         $2,840,850
         Managed Health Care - 2.3 %
71514    CIGNA Corp.                                      $8,318,508
         Total Health Care Equipment & Services           $22,443,322
         Pharmaceuticals & Biotechnology - 1.1 %
         Pharmaceuticals - 1.1 %
121910   Teva Pharmaceutical Industries, Ltd. *           $4,155,912
         Total Pharmaceuticals & Biotechnology            $4,155,912
         Banks - 8.5 %
         Regional Banks - 6.3 %
126325   KeyCorp *                                        $4,729,608
104210   Marshall & Ilsley Corp. *                         5,020,838
66410    PNC Bank Corp.                                    4,810,740
133610   TCF Financial Corp. *                             3,512,607
63200    Zions Bancorporation *                            5,043,992
                                                          $23,117,785
         Thrifts & Mortgage Finance - 2.2 %
292221   Hudson City Bancorp, Inc. *                      $3,871,928
98099    The PMI Group, Inc.                               4,297,717
                                                          $8,169,645
         Total Banks                                      $31,287,430
         Diversified Financials - 5.1 %
         Asset Management & Custody Banks - 3.8 %
167114   Federated Investors, Inc.                        $5,650,124
43700    Legg Mason, Inc. *                                4,407,582
97759    Mellon Bank Corp. *                               3,822,377
                                                          $13,880,083
         Investment Banking & Brokerage - 1.3 %
201600   E*TRADE Group, Inc. *                            $4,822,272
         Total Diversified Financials                     $18,702,355
         Insurance - 7.2 %
         Insurance Brokers - 1.2 %
138610   Aon Corp.                                        $4,694,721
         Life & Health Insurance - 2.3 %
435911   UNUM Corp.                                       $8,452,314
         Multi-Line Insurance - 1.3 %
134828   Genworth Financial, Inc.                         $4,720,328
         Property & Casualty Insurance - 1.3 %
38100    Ambac Financial Group, Inc. *                    $3,152,775
3123     White Mountains Insurance Group, Ltd. *           1,552,006
                                                          $4,704,781
         Reinsurance - 1.1 %
130192   Platinum Underwriter Holdings, Ltd *             $4,013,819
         Total Insurance                                  $26,585,963
         Real Estate - 2.5 %
         Industrial Real Estate Investment Trusts - 0.9 %
58200    ProLogis Trust *                                 $3,320,892
         Mortgage Real Estate Investment Trust - 0.8 %
227510   Annaly Capital Management, Inc.                  $2,989,481
         Specialized Real Estate Investment Trusts - 0.8 %
126610   Host Hotels & Resorts, Inc. *                    $2,903,167
         Total Real Estate                                $9,213,540
         Software & Services - 2.2 %
         Data Processing & Outsourced Services - 1.4 %
122600   First Data Corp.                                  5,149,200
                                                          $5,149,200
         Systems Software - 0.8 %
136400   Symantec Corp. *                                 $2,902,592
         Total Software & Services                        $8,051,792
         Technology Hardware & Equipment - 8.1 %
         Communications Equipment - 1.8 %
138900   ADC Telecommunications, Inc. *                   $2,083,500
279120   Juniper Networks, Inc. *                          4,823,194
                                                          $6,906,694
         Computer Hardware - 4.5 %
194610   Dell, Inc. *                                     $4,444,892
223110   NCR Corp. *                                       8,808,383
227010   Palm, Inc. *                                      3,305,266
                                                          $16,558,541
         Office Electronics - 1.8 %
421319   Xerox Corp. *                                    $6,555,724
         Total Technology Hardware & Equipment            $30,020,959
         Semiconductors - 2.9 %
         Semiconductors - 2.9 %
176310   Freescale Semiconductor, Inc. (Class B) *        $6,701,543
78500    National Semiconductor Corp.                      1,847,105
99700    Xilinx, Inc.                                      2,188,415
                                                          $10,737,063
         Total Semiconductors                             $10,737,063
         Telecommunication Services - 0.6 %
         Wireless Telecommunication Services - 0.6 %
133200   Sprint Nextel Corp.                              $2,284,380
         Total Telecommunication Services                 $2,284,380
         Utilities - 11.0 %
         Electric Utilities - 5.6 %
118210   Allegheny Energy, Inc. *                         $4,748,496
157581   Edison International                              6,561,673
88910    Firstenergy Corp.                                 4,966,513
130000   PPL Corp. *                                       4,277,000
                                                          $20,553,682
         Gas Utilities - 1.7 %
76300    Questar Corp. *                                  $6,239,051
         Independent Power Producer & Energy Traders - 1.4 %
116966   NRG Energy, Inc. *                               $5,298,560
         Multi-Utilities - 2.3 %
113884   NSTAR *                                          $3,799,170
110571   PG&E Corp.                                        4,605,282
                                                          $8,404,452
         Total Utilities                                  $40,495,745
         TOTAL COMMON STOCKS
         (Cost  $334,459,194)                             $359,639,700
Principal Amount
         TEMPORARY CASH INVESTMENT - 4.9 %
         Repurchase Agreement - 4.9 %
18200000 UBS Warburg, Inc., 5.0%, dated 09/29/06, repurchase price of
         $18,200,000 plus accrued intrest on 10/2/06 collateralized by
         $18,895,000 U.S. Treasury Note, 4.0%, 3/15/10    $18,200,000
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $18,200,000)                              $18,200,000
         TOTAL INVESTMENT IN SECURITIES - 106.1%
         (Cost  $352,659,194)                             $392,058,798
         OTHER ASSETS AND LIABILITIES - (6.1)%            $(22,406,900)
         TOTAL NET ASSETS -100.0%                         $369,651,898

*        Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $353,806,608 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost  $51,535,473

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value   (13,283,283)

         Net unrealized gain                              $38,252,190


Pioneer Real Estate Shares VCT Portfolio
Schedule of Investments  9/30/06 (unaudited)

Shares                                                           Value

       COMMON STOCKS - 99.4 %
       Consumer Services - 3.5 %
       Hotels, Resorts & Cruise Lines - 3.5 %
74,000 Hilton Hotels Corp                                      $ 2,060,900
31,500 Starwood Hotels & Resorts *                               1,801,485
                                                               $ 3,862,385
       Total Consumer Services                                 $ 3,862,385
       Real Estate - 95.9 %
       Diversified Reit's - 8.5 %
77,000 Liberty Property Trust (b)                              $ 3,679,830
18,000 PS Business Parks Inc                                     1,085,400
52,700 Spirit Finance Corp. *                                    611,847
37,000 Vornado Realty Trust *                                    4,033,000
                                                               $ 9,410,077
       Industrial reit's - 7.5 %
35,000 AMB Property Corp. *                                    $ 1,928,850
21,600 First Potomac Realty Trust *                              652,752
100,500ProLogis Trust *                                          5,734,530
                                                               $ 8,316,132
       Mortgage Reit's - 0.9 %
23,500 iStar Financial, Inc. *                                 $ 979,950
       Office Reit's - 17.9 %
28,000 BioMed Property Trust, Inc.                             $ 849,520
59,000 Boston Properties, Inc.                                   6,097,060
70,000 Brandywine Realty Trust                                   2,278,500
29,000 Corporate Office Properties  (b)                          1,298,040
9,800  Digital Realty Trust, Inc. *                              306,936
30,000 Duke Realty Investments, Inc. *                           1,120,500
44,500 Equity Office Properties Trust                            1,769,320
55,500 Highwoods Properties, Inc. *                              2,065,155
21,500 Kilroy Realty Corp.                                       1,619,810
16,000 Mack-Cali Realty Corp. *                                  828,800
57,000 Trizec Properties Inc.                                    1,647,870
                                                               $ 19,881,511
       Real Estate Management & Development - 3.4 %
107,000Brookfield Properties Corp. *  (b)                      $ 3,779,240
       Residential Reit's - 19.3 %
21,000 Apartment Investment & Management Co. *                 $ 1,142,610
76,700 Archstone-Smith Trust *                                   4,175,548
41,500 AvalonBay Communities, Inc. (b)                           4,996,600
36,000 Camden Property Trust                                     2,736,360
8,000  Equity Lifestyle Properties, Inc.                         365,680
109,000Equity Residential Property Trust (b)                     5,513,220
13,900 Home Properties, Inc. *                                   794,524
54,000 United Dominion Realty Trust *                            1,630,800
                                                               $ 21,355,342
       Retail Reit's - 26.5 %
70,000 Developers Diversifies Realty Corp. *                   $ 3,903,200
35,000 Federal Realty Investment Trust                           2,600,500
64,500 General Growth Pro TLB SC *                               3,073,425
49,000 Kimco Realty Corp. *                                      2,100,630
35,000 Kite Realty Group Trust                                   596,400
30,700 Pan Pacific Retail Properties, Inc. *                     2,131,194
40,500 Regency Centers Corp. *                                   2,784,780
93,500 Simon Property Group, Inc. *  (b)                         8,472,970
42,500 Taubman Centers Inc.                                      1,887,850
24,000 The Macerich Co. *                                        1,832,640
                                                               $ 29,383,589
       Specialized Reit's - 11.9 %
26,600 Ashford Hospitality Trust *                             $ 317,338
53,900 Extra Space Storage Inc. *                                933,019
11,000 Healthcare Realty Trust, Inc. *  (b)                      422,510
12,000 Hospitality Properties Trust *                            566,400
186,500Host Hotels & Resorts Inc. *  (b)                         4,276,445
55,500 Nationwide Health Properties, Inc. * (b)                  1,484,070
53,170 Public Storage, Inc. *                                    4,572,088
14,000 Strategic Hotels & Resorts, Inc. *                        278,320
14,500 U-Store-It Trust *                                        311,170
                                                               $ 13,178,660
       Total Real Estate                                       $ 106,284,501
       TOTAL COMMON STOCKS
       (Cost  $57,917,443)                                     $ 106,284,501
       TOTAL INVESTMENT IN SECURITIES-99.4%
       (Cost  $57,917,443)(a)                                  $ 110,146,886
       OTHER ASSETS AND LIABILITIES-0.6%                       $ 677,706
       TOTAL NET ASSETS-100.%                                  $ 110,824,592


*      Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $65,994,309 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost               $ 44,197,161

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                 (44,584)

       Net unrealized gain                                     $ 44,152,577

(b)    At September 30, 2006, the following securities were out on loan:

Shares                         Security                          Market Value
    35,AvalonBay Communities, Inc.                             $ 4,214,000
    81,Brookfield Properties Corp. *                             2,865,512
    26,Corporate Office Properties                               1,174,279
  107,9Equity Residential Property Trust                         5,458,088
    10,Healthcare Realty Trust, Inc. *                           418,285
  130,0Host Hotels & Resorts Inc. *                              2,980,900
    21,Liberty Property Trust                                    1,017,927
    39,Nationwide Health Properties, Inc. *                      1,048,315
    60,Simon DeBartolo Group, Inc. *                             5,437,200
       Total                                                   $ 24,614,506

                  Pioneer Small & Mid Cap Growth VCT
             Schedule of Investments  9/30/06 (unaudited)

Shares                                                           Value

       COMMON STOCKS - 99.3 %
       Energy - 5.7 %
       Oil & Gas Equipment & Services - 3.5 %
1200   Cameron International Corp. *                           $ 57,972
1100   FMC Technologies, Inc. *                                  59,070
2600   TETRA Technologies, Inc. *  (b)                           62,816
                                                               $ 179,858
       Oil & Gas Exploration & Production - 2.2 %
1900   Chesapeake Energy Corp. * (b)                           $ 55,062
1500   Pioneer Natural Resources Co.                             58,680
                                                               $ 113,742
       Total Energy                                            $ 293,600
       Materials - 3.4 %
       Specialty Chemicals - 3.4 %
2350   Sigma-Aldrich Corp. *                                   $ 177,825
       Total Materials                                         $ 177,825
       Capital Goods - 2.9 %
       Industrial Machinery - 2.9 %
1900   Gardner Denver, Inc. *                                  $ 62,852
1700   ITT Corp. *                                               87,159
                                                               $ 150,011
       Total Capital Goods                                     $ 150,011
       Commercial Services & Supplies - 5.0 %
       Diversified Commercial Services - 5.0 %
2750   ChoicePoint, Inc. *                                     $ 98,450
3898   Cintas Corp. *                                            159,155
                                                               $ 257,605
       Total Commercial Services & Supplies                    $ 257,605
       Transportation - 3.3 %
       Air Freight & Couriers - 3.3 %
3800   Expeditors International of Washington, Inc. *          $ 169,404
       Total Transportation                                    $ 169,404
       Consumer Durables & Apparel - 3.3 %
       Apparel, Accessories & Luxury Goods - 3.3 %
5000   Coach, Inc. *                                           $ 172,000
       Total Consumer Durables & Apparel                       $ 172,000
       Consumer Services - 6.7 %
       Education Services - 1.5 %
3500   DeVry, Inc. *                                           $ 74,445
       Leisure Facilities - 2.9 %
3000   International Speedway Corp. *                          $ 149,520
       Restaurants - 2.3 %
3000   Brinker International, Inc.                             $ 120,270
       Total Consumer Services                                 $ 344,235
       Media - 6.7 %
       Advertising - 6.7 %
6200   Harte -Hanks, Inc. *                                    $ 163,370
3000   WPP Group Plc *                                           185,190
                                                               $ 348,560
       Total Media                                             $ 348,560
       Retailing - 2.9 %
       Automotive Retail - 2.9 %
4500   O'Reilly Automotive, Inc. *                             $ 149,445
       Total Retailing                                         $ 149,445
       Household & Personal Products - 2.8 %
       Household Products - 2.8 %
2300   Clorox Co. *                                            $ 144,900
       Total Household & Personal Products                     $ 144,900
       Health Care Equipment & Services - 14.8 %
       Health Care Equipment - 7.9 %
2000   C. R. Bard, Inc. *                                      $ 150,000
2200   ResMed, Inc. *                                            88,550
3400   Stryker Corp. *                                           168,606
                                                               $ 407,156
       Health Care Services - 4.0 %
1500   Express Scripts, Inc. *                                 $ 113,235
1600   Medco Health Solutions, Inc. *                            96,176
                                                               $ 209,411
       Health Care Supplies - 2.9 %
5000   Dentsply International, Inc.                            $ 150,550
       Total Health Care Equipment & Services                  $ 767,117
       Pharmaceuticals & Biotechnology - 4.6 %
       Life Sciences Tools & Services - 4.6 %
5500   Molecular Devices Corp. *                               $ 101,695
2700   Techne Corp. *                                            137,322
                                                               $ 239,017
       Total Pharmaceuticals & Biotechnology                   $ 239,017
       Banks - 3.3 %
       Regional Banks - 3.3 %
9700   UCBH Holdings, Inc. (b)                                 $ 169,362
       Total Banks                                             $ 169,362
       Diversified Financials - 9.1 %
       Asset Management & Custody Banks - 9.1 %
4900   Federated Investors, Inc.                               $ 165,669
2800   Investors Financial Services Corp. *  (b)                 120,624
3800   T. Rowe Price Associates, Inc.                            181,830
                                                               $ 468,123
       Total Diversified Financials                            $ 468,123
       Software & Services - 10.6 %
       Application Software - 2.4 %
3300   Adobe Systems, Inc. *                                   $ 123,585
       Data Processing & Outsourced Services - 4.9 %
1200   DST Systems, Inc. *                                     $ 74,004
3800   Fiserv, Inc. *                                            178,942
                                                               $ 252,946
       Systems Software - 3.3 %
3500   Micros Systems, Inc. *                                  $ 171,220
       Total Software & Services                               $ 547,751
       Technology Hardware & Equipment - 7.7 %
       Electronic Equipment & Instruments - 7.7 %
2450   Mettler-Toledo International, Inc. *                    $ 162,068
2300   Molex, Inc.                                               75,693
3400   Trimble Navigation, Ltd. *                                160,072
                                                               $ 397,833
       Total Technology Hardware & Equipment                   $ 397,833
       Semiconductors - 6.5 %
       Semiconductor Equipment - 0.7 %
800    KLA-Tencor Corp. *                                      $ 35,576
       Semiconductors - 5.8 %
3800   Linear Technology Corp. *                               $ 118,256
5700   Microchip Technology *                                    184,794
                                                               $ 303,050
       Total Semiconductors                                    $ 338,626
       TOTAL COMMON STOCKS
       (Cost  $4,524,459)                                      $ 5,135,414
       TOTAL INVESTMENT IN SECURITIES - 99.3%
       (Cost  $4,524,459)(a)                                   $ 5,135,414
       OTHER ASSETS AND LIABILITIES - 0.7%                     $ 35,598
       TOTAL NET ASSETS - 100.0%                               $ 5,171,012

*      Non-income producing security.

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $4,543,109 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost               $ 705,933

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                 (113,628)

       Net unrealized gain                                     $ 592,305

(b)    At September 30, 2006, the following securities were out on loan:

Shares                         Security                          Market Value
1881   Chesapeake Energy Corp. *                               $ 54,511
1062   Investors Financial Services Corp. *                      45,751
2475   TETRA Technologies, Inc. *                                59,796
2232   UCBH Holdings, Inc.                                       38,971
       Total                                                   $ 199,029

                 Pioneer Strategic Income VCT Portfolio
                 SCHEDULE OF INVESTMENTS  9/30/06 (unaudited)

     Shares                                                              Value

                 ASSET BACKED SECURITIES - 3.0 %
                 Diversified Financials - 1.1 %
                 Consumer Finance - 0.0 %
DKK   19,539     Realkredit Danmark, 7.00%, 10/1/32                   $    3,581
                 Diversified Financial Services - 1.1 %
     270,805     Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)    $  265,649
     180,046     PF Export Receivable Master Trust, 6.436%, 6/1/15 (14   181,847
     238,512     Power Receivables Finance, 6.29%, 1/1/12 (144A)         240,628
                                                                      $  688,124
                 Total Diversified Financials                         $  691,705
                 Utilities - 1.4 %
                 Electric Utilities - 1.3 %
     169,850     Empresa Electric, 8.625%, 4/30/13 (144A)             $  185,924
     261,360     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         265,607
     376,193     Ormat Funding Corp., 8.25%, 12/30/20                    381,836
      53,748     Tenaska Alabama, 7.0%, 6/30/21 (144A)                    52,668
                                                                      $  886,035
                 Total Utilities                                      $  886,035
                 Government - 0.6 %
                 Government - 0.5 %
     329,988     Republic of Columbia, 9.75%, 4/9/11                  $  358,862
                 Total Government                                     $  358,862
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $1,932,225)                                   $1,936,602
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
                 Diversified Financials - 0.4 %
                 Diversified Financial Services - 0.4 %
      80,000     Global Signal, 7.036%, 2/15/36 (144A)                $   81,685
     155,000     Tower 2004-2A F, 6.376%, 12/15/14                       150,085
                                                                      $  231,770
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $235,000)                                     $  231,770
                 CORPORATE BONDS - 35.0 %
                 Energy - 4.4 %
                 Coal & Consumable Fuels - 0.4 %
     250,000     Adaro Finance BV, 8.5%, 12/8/10 (144A)               $  255,312
                 Oil & Gas Drilling - 0.5 %
     300,000     DDI Holding AS, 9.3%, 1/19/12                        $  312,000
                 Oil & Gas Equipment And Services - 0.4 %
NOK  500,000     Petromena AS, 9.75%, 5/24/12 (144A)                  $   78,553
     150,000     Semgroup LP, 8.75%, 11/15/15 (144A)                     151,313
                                                                      $  229,866
                 Oil & Gas Exploration & Production - 2.8 %
      70,000     Atlas Pipeline Partners, 8.125%, 12/15/15            $   71,225
     210,000     Baytex Energy, Ltd., 9.625%, 7/15/10                    218,925
     260,000     Clayton Williams Energy, 7.75%, 8/1/13                  234,000
     245,000     Compton Petroleum Corp., 7.625%, 12/1/13                236,425
     355,000     Gazprom International SA., 7.201%, 2/1/20 (144A)        372,750
     170,000     Harvest Operations Corp., 7.875%, 10/15/11              157,675
ITL 275,000,000  Petroleos Mexicanos, 7.375%, 8/13/07                    184,656
     115,000     Petroquest Energy, Inc., 10.375%, 5/15/12               119,313
     200,000     Quicksilver Resources, Inc., 7.125%, 4/1/16             189,500
      45,000     Southern Star Central Corp., 6.75%, 3/1/16               44,213
                                                                      $1,828,682
                 Oil & Gas Storage & Transportation - 0.3 %
      30,000     Copano Energy LLC, 8.125%, 3/1/16                    $   30,375
      75,000     Inergy LP, 8.25%, 3/1/16                                 77,625
      85,000     Targa Resources, Inc., 8.50%, 11/1/13 (144A)             84,788
                                                                      $  192,788
                 Total Energy                                         $2,818,648
                 Materials - 6.8 %
                 Aluminum - 0.8 %
     370,000     Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)        $  353,350
     140,000     Novelis Inc., 7.25%, 02/15/15                           133,000
                                                                      $  486,350
                 Commodity Chemicals - 1.3 %
     110,000     Arco Chemical Co., 9.8%, 2/1/20                      $  124,300
     130,000     Basell Finance Co., 8.1%, 3/15/27 (144A)                120,250
     285,000     Georgia Gulf Corp., 9.5%, 10/15/14 (144A)               283,016
     300,000     Invista, 9.25%, 5/1/12 (144A)                           317,250
                                                                      $  844,816
                 Construction Materials - 0.4 %
     275,000     U.S. Concrete, Inc., 8.375%, 4/1/14                  $  264,344
                 Diversified Chemicals - 1.1 %
     350,000     Crystal US Holdings, Inc., Floating Rate Note, 10/1/1$  283,937
EUR  100,000     Ineos Group Holdings PLC, 7.875%, 2/15/16 (144A)        118,595
EUR  145,000     Nell AF Sarl, 8.375%, 8/15/15 (144A)                    188,516
     160,000     Phibro Animal Health Corp., 10.0, 8/1/13 (144A)         162,400
                                                                      $  753,448
                 Diversified Metals & Mining - 1.7 %
      70,000     American Rock Salt Co., LLC, 9.5%, 3/15/14           $   72,275
     220,000     FMG Finance, Ltd., 10.625%, 9/1/16 (144A)               211,200
     100,000     Vale Overseas, Ltd., 6.25%, 1/11/16                      99,250
     400,000     Vale Overseas, Ltd., 8.25%, 1/17/34                     454,000
     280,000     Vedenta Resources Plc, 6.625%, 2/22/10 (144A)           272,650
                                                                      $1,109,375
                 Forest Products - 0.5 %
     305,000     Ainsworth Lumber, 6.75%, 3/15/14                     $  213,500
      90,000     Sino Forest Corp., 9.125%, 8/17/11 (144A)                93,375
                                                                      $  306,875
                 Metal & Glass Containers - 0.2 %
     130,000     Greif Brothers Corp., 8.875%, 8/1/12                 $  135,850
                 Paper Packaging - 0.2 %
     110,000     Graham Packaging Co., 9.875%, 10/15/14 (b)           $  108,075
                 Paper Products - 0.4 %
     100,000     Abitibi-Consolidated, Inc., 6.0%, 6/20/13            $   81,250
     200,000     Bowater, Inc., 6.5%, 6/15/13                            177,500
                                                                      $  258,750
                 Specialty Chemicals - 0.2 %
     150,000     LPG International, Inc., 7.25%, 12/20/15             $  148,125
                 Total Materials                                      $4,416,008
                 Capital Goods - 4.2 %
                 Aerospace & Defense - 0.1 %
      75,000     L-3 Communications Corp., 6.375%, 10/15/15           $   72,938
                 Building Products - 0.8 %
     325,000     Builders Firstsource Inc., Floating Rate Note, 2/15/1$  318,500
     200,000     CCSA Finance, Ltd, 7.875%, 5/17/16 (144A)               201,000
                                                                      $  519,500
                 Construction & Engineering - 1.2 %
     160,000     Dycom Industries, 8.125%, 10/15/15                   $  161,600
      80,000     Kvaerner ASA, 0.0%, 10/30/11                             77,240
NOK 3,370,000    Kvaerner ASA, 0.0%, 10/30/11                            506,204
                                                                      $  745,044
                 Construction, Farm Machinery & Heavy Trucks - 0.6 %
     130,000     Commercial Vehicle Group, 8.0%, 7/1/13               $  124,475
     270,000     Greenbrier Co., Inc., 8.375%, 5/15/15                   274,050
                                                                      $  398,525
                 Industrial Machinery - 0.3 %
     150,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)            $  156,000
      53,000     JLG Industries, Inc., 8.375%, 6/15/12                    55,120
                                                                      $  211,120
                 Trading Companies & Distributors - 1.2 %
     325,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)           $  312,369
     475,000     Noble Group, Ltd., 6.625%, 3/17/15 (144A)               420,388
                                                                      $  732,757
                 Total Capital Goods                                  $2,679,884
                 Commercial Services & Supplies - 1.4 %
                 Diversified Commercial Services - 0.8 %
     130,000     FTI Consulting, 7.625%, 6/15/13                      $  131,300
     240,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14            218,400
     160,000     United Rentals NA, Inc., 7.75%, 11/15/13                157,600
                                                                      $  507,300
                 Environmental & Facilities Services - 0.5 %
      80,000     Clean Harbors, Inc., 11.25%, 7/15/12 (144A)          $   90,000
     240,000     Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)     237,600
                                                                      $  327,600
                 Office Services & Supplies - 0.1 %
      90,000     Nutro Products, Inc., Floating Rate Note, 10/15/13 (1$   92,588
                 Total Commercial Services & Supplies                 $  927,488
                 Transportation - 1.1 %
                 Airlines - 0.1 %
      85,000     AMR Corp., 9.8%, 10/1/21                             $   81,812
                 Airport Services - 0.1 %
      55,000     K&F Acquisition, Inc., 7.75%, 11/15/14               $   55,137
                 Marine - 0.8 %
     185,000     CMA CGM SA, 7.25%, 2/1/13 (144A)                     $  180,375
     315,000     Stena AB, 7.0%, 12/1/16                                 296,888
      40,000     Trailer Bridge, Inc., 9.25%, 11/15/11                    40,600
                                                                      $  517,863
                 Railroads - 0.1 %
      70,000     TFM SA De CV, 9.375%, 5/1/12                         $   74,200
                 Total Transportation                                 $  729,012
                 Automobiles & Components - 0.1 %
                 Tires & Rubber - 0.1 %
      85,000     Goodyear Tire & Rubber, 9.0%, 7/1/15                 $   86,275
                 Total Automobiles & Components                       $   86,275
                 Consumer Durables & Apparel - 1.3 %
                 Footwear - 0.2 %
     153,000     Brown Shoe Co., Inc., 8.75%, 5/1/12                  $  159,885
                 Homebuilding - 1.1 %
     238,000     Meritage Homes Corp., 6.25%, 3/15/15                 $  202,300
     150,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)          156,000
     250,000     WCI Communities, Inc., 6.625%, 3/15/15 (b)              199,375
     150,000     WCI Communities, Inc., 7.875%, 10/1/13 (b)              126,750
                                                                      $  684,425
                 Total Consumer Durables & Apparel                    $  844,310
                 Consumer Services - 0.8 %
                 Casinos & Gaming - 0.7 %
EUR  200,000     Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A$  258,120
     245,000     Trump Entertainment Resorts, 8.5%, 6/1/15               234,281
                                                                      $  492,401
                 Specialized Consumer Services - 0.1 %
      50,000     Service Corp., International, 7.625%, 10/1/18 (144A) $   50,313
                 Total Consumer Services                              $  542,714
                 Media - 1.7 %
                 Broadcasting & Cable TV- 0.9 %
     250,000     C&M Finance Ltd., 8.1%, 2/1/16 (144A)                $  245,000
     300,000     Kabel Deutschland GMBH, 10.625%, 7/1/14                 321,750
                                                                      $  566,750
                 Movies & Entertainment - 0.5 %
     335,000     Interamer De Entret Corp., 8.875%, 6/14/15 (144A)    $  324,950
                 Publishing - 0.3 %
     200,000     Sheridan Acquisition Corp., 10.25%, 8/15/11          $  202,500
                 Total Media                                          $1,094,200
                 Retailing - 0.2 %
                 Automotive Retail - 0.2 %
     115,000     Autonation, Inc., 7.0%, 4/15/14 (144A)               $  114,712
                 Total Retailing                                      $  114,712
                 Food & Drug Retailing - 0.2 %
                 Drug Retail - 0.2 %
     110,000     Duane Reade, Inc., Floating Rate Note, 12/15/10 (a)  $  111,375
                 Total Food & Drug Retailing                          $  111,375
                 Food Beverage & Tobacco - 0.9 %
                 Brewers - 0.9 %
     202,000     Argentine Beverages, 7.375%, 3/22/12 (144A)          $  205,030
     220,000     Cia Brasileira de Bebida, 8.75%, 9/15/13                253,550
      80,000     Cia Brasileira de Bebida, 10.5%, 12/15/11                96,400
                                                                      $  554,980
                 Total Food, Beverage & Tobacco                       $  554,980
                 Health Care Equipment & Services - 0.3 %
                 Health Care Services - 0.3 %
     165,000     Rural/Metro Corp., 9.875%, 3/15/15                   $  170,569
                 Total Health Care Equipment & Services               $  170,569
                 Pharmaceuticals & Biotechnology - 0.7 %
                 Biotechnology - 0.5 %
     350,000     Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)       $  332,500
                 Pharmaceuticals - 0.2 %
     180,000     Warner Chilcott Corp., 8.75%, 2/1/15                 $  186,300
                 Total Pharmaceuticals & Biotechnology                $  518,800
                 Banks - 1.7 %
                 Diversified Banks - 1.7 %
     160,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)                  $  161,888
     170,000     Kazkommerts International BV, 8.0%, 11/3/15             171,700
     150,000     Russian Stand Bank, 7.5%, 10/7/10 (144A)                145,500
     200,000     Sibacademfinance Plc, 9.0%, 5/12/09 (144A)              202,260
     240,000     TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                 250,732
     175,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)              177,503
                                                                      $1,109,583
                 Total Banks                                          $1,109,583
                 Diversified Financials - 1.2 %
                 Consumer Finance - 0.9 %
     300,000     Ford Motor Credit Co., 5.7%, 1/15/10                 $  277,154
      35,000     Ford Motor Credit Co., 5.8%, 1/12/09                     33,320
     320,000     SLM Corp., Floating Rate Note, 7/25/14 (a)              290,758
                                                                      $  601,232
                 Investment Banking & Brokerage - 0.3 %
     160,000     E*Trade Financial Corp., 8.0%, 6/15/11               $  165,600
                 Total Diversified Financials                         $  766,832
                 Insurance - 3.4 %
                 Life & Health Insurance - 0.8 %
     390,000     Presidential Life Corp., 7.875%, 2/15/09             $  374,400
     140,000     Provident Co., Inc., 7.0%, 7/15/18                      144,020
                                                                      $  518,420
                 Multi-Line Insurance - 0.5 %
     300,000     Hanover Insurance Group, 7.625%, 10/15/25            $  318,692
                 Property & Casualty Insurance - 1.0 %
     285,000     Kingsway America, Inc., 7.5%, 2/1/14                 $  290,458
     350,000     Ohio Casualty Corp., 7.3%, 6/15/14                      371,736
                                                                      $  662,194
                 Reinsurance - 1.1 %
     300,000     Odyssey Re Holdings, 7.65%, 11/1/13                  $  303,495
     365,000     Platinum Underwriters Holdings, 7.5%, 6/1/17            378,221
                                                                      $  681,716
                 Total Insurance                                      $2,181,022
                 Real Estate - 1.3 %
                 Real Estate Management & Development - 0.2 %
     125,000     Forest City Enterprises, 7.625%, 6/1/15              $  127,500
                 Real Estate Investment Trusts - 1.1 %
     120,000     BF Saul Real Estate Investment Trust, 7.5%, 3/1/14   $  121,800
      95,000     Crescent Real Estate, 9.25%, 4/15/09                     98,325
     340,000     Trustreet Properties, Inc., 7.5%, 4/1/15                337,450
     180,000     Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)      185,175
                                                                      $  742,750
                 Total Real Estate                                    $  870,250
                 Technology Hardware & Equipment - 0.6 %
                 Technology Distributors - 0.6 %
     406,000     Anixter International Corp., 5.95%, 3/1/15           $  376,565
                 Total Technology Hardware & Equipment                $  376,565
                 Semiconductors - 0.3 %
                 Semiconductors - 0.3 %
     175,000     Chartered Semiconductor, 6.375%, 8/3/15 (b)          $  174,188
                 Total Semiconductors                                 $  174,188
                 Telecommunication Services - 1.2 %
                 Integrated Telecom Services - 0.5 %
     120,000     Embarq Corp., 7.082%, 6/1/16                         $  122,412
     140,000     Eschelon Operating Co., 8.375%, 03/15/10                134,750
      63,000     Tele Norte Leste Participacoes, 8.0%, 12/18/13           66,465
                                                                      $  323,627
                 Wireless Telecommunication Services - 0.7 %
     240,000     Intelsat Intermediate, Floating Rate Note, 2/1/15    $  174,000
     115,000     Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)     119,025
     210,000     Stratos Global Corp., 9.875%, 2/15/13 (144A)            178,500
                                                                      $  471,525
                 Total Telecommunication Services                     $  795,152
                 Utilities - 1.2 %
                 Electric Utilities - 1.1 %
     292,133     Juniper Generation, 6.79%, 12/31/14 (144A)           $  283,039
     250,000     Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)        241,728
     190,000     MSW Energy Holdings, 7.375%, 9/1/10                     190,000
                                                                      $  714,767
                 Multi-Utilities - 0.1 %
      60,000     Reliant Energy, Inc., 6.75%, 12/15/14                $   57,075
                 Total Utilities                                      $  771,842
                 TOTAL CORPORATE BONDS
                 (Cost  $22,430,437)
$22,654,409
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 46.3%
     770,471     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20          742,501
     268,086     Federal Home Loan Mortgage Corp., 4.5%, 4/1/35          251,077
     450,313     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20          433,965
      39,462     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34           38,027
     138,288     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35          133,074
     328,501     Federal Home Loan Mortgage Corp., 5.5%, 1/1/35          324,604
      47,233     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16          47,363
     584,436     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         577,790
      12,977     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33           13,082
     167,552     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34          168,683
       9,343     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33            9,418
     195,378     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35          196,452
     225,284     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17          228,541
     220,519     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35          221,731
     158,998     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         157,111
     348,774     Federal Home Loan Mortgage Corp., 5.0%, 6/1/36          335,451
     158,255     Federal Home Loan Mortgage Corp., 6.0% 11/1/33          159,409
      64,351     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33          64,820
     286,615     Federal National Mortgage Association, 4.5%, 5/1/20     276,634
     182,408     Federal National Mortgage Association, 4.5%, 9/1/20     176,056
     588,636     Federal National Mortgage Association, 4.5%, 9/1/35     550,142
     149,407     Federal National Mortgage Association, 4.50%, 3/1/35    139,636
     609,844     Federal National Mortgage Association, 5.0%, 10/1/20    599,425
     186,455     Federal National Mortgage Association, 5.0%, 10/1/20    183,270
     163,771     Federal National Mortgage Association, 5.0%, 2/1/20     160,973
      31,355     Federal National Mortgage Association, 5.0%, 2/1/36      30,149
     559,533     Federal National Mortgage Association, 5.0%, 4/1/36     537,743
     338,109     Federal National Mortgage Association, 5.0%, 9/1/35     325,097
     751,584     Federal National Mortgage Association, 5.5%, 10/1/35    740,828
      75,751     Federal National Mortgage Association, 5.5%, 12/1/18     75,883
     147,883     Federal National Mortgage Association, 5.5%, 12/1/35    145,767
      32,283     Federal National Mortgage Association, 5.5%, 3/1/18      32,339
     482,129     Federal National Mortgage Association, 5.5%, 3/1/36     475,229
      83,461     Federal National Mortgage Association, 5.5%, 4/1/19      83,646
     185,314     Federal National Mortgage Association, 5.5%, 5/1/34     182,923
     146,689     Federal National Mortgage Association, 5.5%, 5/1/36     144,524
       5,455     Federal National Mortgage Association, 6.0% 11/1/32       5,495
     105,884     Federal National Mortgage Association, 6.0%, 1/1/34     106,535
     245,701     Federal National Mortgage Association, 6.0%, 11/1/33    247,373
       4,518     Federal National Mortgage Association, 6.0%, 12/1/31      4,556
      82,274     Federal National Mortgage Association, 6.0%, 12/1/33     82,834
     104,132     Federal National Mortgage Association, 6.0%, 12/1/33    104,841
       8,840     Federal National Mortgage Association, 6.0%, 2/1/32       8,917
      71,426     Federal National Mortgage Association, 6.0%, 7/1/17      72,539
AUD  800,000     Federal National Mortgage Association, 6.375%, 8/15/0   597,141
       3,823     Federal National Mortgage Association, 6.5%, 10/1/31      3,908
       8,226     Federal National Mortgage Association, 6.5%, 2/1/32       8,411
       1,219     Federal National Mortgage Association, 6.5%, 7/1/31       1,247
         991     Federal National Mortgage Association, 7.0%, 9/1/29       1,022
      21,170     Government National Mortgage Association, 6.0%, 5/15/    21,560
     118,578     Government National Mortgage Association II, 5.5%, 3/   117,514
     223,013     Government National Mortgage Association II, 6.0%, 11   225,518
     297,769     Government National Mortgage Association, 4.5%, 3/15/   281,264
     456,658     Government National Mortgage Association, 4.5%, 4/15/   431,445
     139,559     Government National Mortgage Association, 4.5%, 5/15/   131,936
     204,147     Government National Mortgage Association, 4.5%, 9/15/   193,226
     203,157     Government National Mortgage Association, 5.0%, 12/15   197,545
     214,175     Government National Mortgage Association, 5.0%, 4/15/   208,129
     218,039     Government National Mortgage Association, 5.0%, 4/15/   211,884
     192,175     Government National Mortgage Association, 5.5%, 1/15/   191,050
     336,847     Government National Mortgage Association, 5.5%, 10/15   338,253
     383,050     Government National Mortgage Association, 5.5%, 10/15   380,808
     358,335     Government National Mortgage Association, 5.5%, 4/15/   356,238
     126,933     Government National Mortgage Association, 5.5%, 4/20/   125,794
     366,309     Government National Mortgage Association, 5.5%, 6/15/   363,901
      47,964     Government National Mortgage Association, 5.5%, 7/15/    47,683
     912,594     Government National Mortgage Association, 5.50%, 11/1   906,594
      42,350     Government National Mortgage Association, 6.0%,  9/15    42,918
      40,586     Government National Mortgage Association, 6.0%, 06/15    41,130
      56,385     Government National Mortgage Association, 6.0%, 10/15    57,141
     246,493     Government National Mortgage Association, 6.0%, 2/15/   251,071
      24,726     Government National Mortgage Association, 6.0%, 2/15/    25,058
      12,529     Government National Mortgage Association, 6.0%, 3/15/    12,698
      37,894     Government National Mortgage Association, 6.0%, 3/15/    38,403
      39,591     Government National Mortgage Association, 6.0%, 3/15/    40,137
     347,257     Government National Mortgage Association, 6.0%, 3/15/   351,515
      26,898     Government National Mortgage Association, 6.0%, 6/15/    27,394
     177,427     Government National Mortgage Association, 6.0%, 6/15/   180,698
      39,813     Government National Mortgage Association, 6.0%, 7/15/    40,347
      60,283     Government National Mortgage Association, 6.0%, 7/15/    61,092
     437,428     Government National Mortgage Association, 6.0%, 8/15/   445,516
     139,197     Government National Mortgage Association, 6.0%, 8/15/   141,769
     125,807     Government National Mortgage Association, 6.0%, 8/15/   127,507
      84,953     Government National Mortgage Association, 6.0%, 9/15/    86,092
      24,128     Government National Mortgage Association, 6.0%, 9/15/    24,452
       7,036     Government National Mortgage Association, 6.5%, 1/15/     7,232
      19,102     Government National Mortgage Association, 6.5%, 1/15/    19,614
      64,170     Government National Mortgage Association, 6.5%, 1/15/    65,882
      23,887     Government National Mortgage Association, 6.5%, 11/15    24,541
      17,169     Government National Mortgage Association, 6.5%, 2/15/    17,633
      21,920     Government National Mortgage Association, 6.5%, 3/15/    22,548
      19,377     Government National Mortgage Association, 6.5%, 3/15/    19,901
      27,875     Government National Mortgage Association, 6.5%, 5/15/    28,623
       2,055     Government National Mortgage Association, 6.5%, 6/15/     2,112
         812     Government National Mortgage Association, 7.0%, 3/15/       838
       8,930     Government National Mortgage Association, 7.5%, 5/15/     9,219
       2,135     Government National Mortgage Association, I, 7.0%, 3/     2,205
     169,996     Government National Mortgage Association, 4.5%, 4/15/   160,610
     620,000     U.S. Treasury Note, 4.25%, 1/15/11                      611,548
     625,000     U.S. Treasury Bonds, 4.375%, 12/15/10                   619,824
    1,560,000    U.S. Treasury Bonds, 5.25%, 11/15/28                  1,649,213
     720,000     U.S. Treasury Bonds, 6.25%, 8/15/23                     835,932
      80,000     U.S. Treasury Bonds, 7.25%, 5/15/16                      95,881
    1,249,982    U.S. Treasury Inflation Notes, 1.875%, 7/15/15        1,210,334
     317,781     U.S. Treasury Inflation Notes, 2.0%, 1/15/16            310,482
     848,693     U.S. Treasury Inflation Notes, 3.0%, 7/15/12            880,552
     154,688     U.S. Treasury Inflation Protected Security, 3.375%, 1   162,822
    1,198,235    U.S. Treasury Inflation Protected Security, 3.5%, 1/1 1,255,058
     350,000     U.S. Treasury Notes, 4.0%, 2/15/15                      335,029
     675,000     U.S. Treasury Notes, 4.25%, 11/15/14                    658,283
     400,000     U.S. Treasury Notes, 4.25%, 8/15/15                     389,109
     265,000     U.S. Treasury Notes, 4.875%, 2/15/12                    268,695
     970,000     U.S. Treasury Notes, 5.5%, 8/15/28                    1,056,997
    1,200,000    US Treasury Notes, 5%, 2/15/11                        1,221,234
    1,420,000    U.S. Treasury Strip, 0.0%, 11/15/13                   1,025,808

$29,901,221
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                 (Cost  $29,911,446)
$29,901,221
                 FOREIGN GOVERNMENT BONDS - 5.3%
ITL 45,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10              $   32,501
SEK 3,445,000    Government of Sweden, 5.25%, 3/15/11                    502,412
SEK 2,955,000    Government of Sweden, 5.5%, 10/8/12                     444,263
SEK 2,150,000    Government of Sweden, 8.0%, 8/15/07                     305,510
NOK 1,320,000    Norwegian Government 6.0%, 5/16/2011                    219,187
NOK 1,500,000    Norwegian Government, 5.5%, 5/15/09                     238,655
NOK 3,410,000    Norwegian Government, 6.75%, 1/15/07                    527,178
AUD  532,000     Ontario Province, 5.5%, 4/23/13                         384,741
AUD  207,000     Queensland Treasury, 6.0%, 8/14/13                      156,180
GBP  335,000     United Kingdom Treasury, 4.75%, 6/7/10                  626,794
                                                                      $3,437,421
                 TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost  $3,243,341)                                   $3,437,421
                 MUNICIPAL BONDS - 1.2 %
                 Municipal  Airport - 0.5 %
     175,000     New Jersey Economic Development Authority Special Fac$  184,536
      50,000     New Jersey Economic Development Authority, 6.25%, 9/1    51,450
     100,000     Wayne Charter County SPL, 6.75%, 12/1/15 (d)             62,413
                                                                      $  298,399
                 Municipal  Medical - 0.1 %
      80,000     Massachusetts Health & Educational Facilities, Floati$   86,483
                 Municipal Tobacco - 0.5 %
      90,000     Golden State Tobacco Securitization, 6.75%, 6/1/39   $  101,912
     105,000     Tobacco Settlement Authority Washington, 6.625%, 6/1/   115,979
      60,000     Tobacco Settlement Financing Corp., 7.0%, 6/1/41         68,856
                                                                      $  286,747
                 Municipal Utilities - 0.1 %
      60,000     San Antonio Texas Elec & Gas Floating Rate Note, 2/1/$   80,199
                 TOTAL MUNICIPAL BONDS
                 (Cost  $648,281)                                     $  751,828
                 RIGHTS/WARRANTS - 0.0 %
                 Transportation - 0.0 %
                 Railroads - 0.0 %
         210     Atlantic Express Transportation, Exp., 4/15/08 * *   $      420
                 Total Transportation                                 $      420
                 TOTAL RIGHTS/WARRANTS
                 (Cost  $0.00)                                        $      420
                 TEMPORARY CASH INVESTMENTS - 8.0 %
                 Repurchase Agreement - 7.0 %
    4,500,000    UBS Warburg, Inc.,  5.0%, dated 10/2/06, with a repur$4,500,000
                 Security Lending Collateral - 1.0%
          627,828Security Lending Investment Fund, 5.25%              $  627,828
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $5,127,828)                                    $5,127,828
                 TOTAL INVESTMENT IN SECURITIES - 99.2%
                 (Cost  $63,528,557)
$64,041,499
                 OTHER ASSETS AND LIABILITIES - 0.8%                  $  527,835
                 TOTAL NET ASSETS - 100.0%
$64,569,334

               * Non-income producing security.

            144A Security is exempt from registration under Rule 144A of the Securities Act

              NR Not Rated by either S&P or Moody's.

             (a) Debt obligation initially issued at one coupon which converts to a higher

             (b) At September 30, 2006, the following securities were out on loan:
    Principal
Amo                      Security                          Value
  $ 173,250      Chartered Semiconductor, 6.375%, 8/3/15              $ 174,195
    108,900      Graham Packaging Co., 9.875%, 10/15/14                 111,893
    247,500      WCI Communities, Inc., 6.625%, 3/15/15                 198,019
          148,500WCI Communities, Inc., 7.875%, 10/1/13                 131,265
                 Total                                                $ 615,372

            NOTE:Principal amounts are denominated in U.S. dollars unless otherwise noted.

             ITL Italian Lira
            EURO Euro
             CAD Canadian Dollar
             SEK Swedish Krona
             NOK Norwegian Kroner
             AUD Australian Dollar
             GBP British Pound

Pioneer Value VCT Portfolio
Schedule of Investments  9/30/2006

Shares                                                  Value

       COMMON STOCK - 96.4 %
       Energy - 12.4 %
       Integrated Oil & Gas - 10.5 %
17,800 Chevron Corp. *                                $1,154,508
43,976 ConocoPhillips *                                2,617,891
1,400  Hess Corp. *                                      57,988
22,321 Suncor Energy, Inc. *                           1,608,228
19,100 USX-Marathon Group, Inc. *                      1,468,790
                                                      $6,907,405
       Oil & Gas Equipment & Services - 1.9 %
22,800 Technip                                        $1,296,174
       Total Energy                                   $8,203,579

       Materials - 2.2 %
       Diversified Metals & Mining - 1.7 %
21,107 Freeport-McMoRan Copper & Gold, Inc. (Class B) $1,124,159
       Gold - 0.5 %
8,000  Newmont Mining Corp. *                         $ 342,000
       Total Materials                                $1,466,159

       Capital Goods - 4.4 %
       Construction & Farm Machinery & Heavy Trucks - 1.6 %
12,260 Deere & Co.                                    $1,028,737
       Industrial Conglomerates - 2.8 %
12,200 3M Co. *                                       $ 907,924
32,963 Tyco International, Ltd.                         922,634
                                                      $1,830,558
       Total Capital Goods                            $2,859,295

       Transportation - 0.8 %
       Railroads - 0.8 %
12,400 Norfolk Southern Corp. *                       $ 546,220
       Total Transportation                           $ 546,220

       Media - 3.0 %
       Broadcasting & Cable Television - 3.0 %
45,390 Clear Channel Communications, Inc.             $1,309,502
18,774 Comcast Corp. *                                  691,822
                                                      $2,001,324
       Total Media                                    $2,001,324

       Retailing - 0.5 %
       Home Improvement Retail - 0.5 %
9,200  Home Depot, Inc. *                             $ 333,684
       Total Retailing                                $ 333,684

       Food & Drug Retailing - 0.9 %
       Food Retail - 0.9 %
25,300 Kroger Co. *                                   $ 585,442
       Total Food & Drug Retailing                    $ 585,442

       Food, Beverage & Tobacco - 6.7 %
       Packaged Foods & Meats - 3.0 %
12,600 Campbell Soup Co.                              $ 459,900
26,400 General Mills, Inc.                             1,494,240
                                                      $1,954,140
       Tobacco - 3.7 %
31,750 Altria Group, Inc.                             $2,430,463
       Total Food, Beverage & Tobacco                 $4,384,603

       Household & Personal Products - 3.4 %
       Household Products - 2.7 %
27,600 Kimberly-Clark Corp.                           $1,803,936
       Personal Products - 0.7 %
14,300 Avon Products, Inc. *                          $ 438,438
       Total Household & Personal Products            $2,242,374

       Health Care Equipment & Services - 1.5 %
       Health Care Equipment - 1.1 %
48,400 Boston Scientific Corp. *                      $ 715,836
       Managed Health Care - 0.4 %
6,600  AETNA INC *                                    $ 261,030
       Total Health Care Equipment & Services         $ 976,866

       Pharmaceuticals & Biotechnology - 11.9 %
       Pharmaceuticals - 11.9 %
90,420 Bristol-Myers Squibb Co.                       $2,253,266
52,000 Merck & Co., Inc. *                             2,178,800
123,970Schering-Plough Corp.                           2,738,497
13,200 Wyeth *                                          671,088
                                                      $7,841,651
       Total Pharmaceuticals & Biotechnology          $7,841,651

       Banks - 7.3 %
       Diversified Banks - 4.1 %
48,380 Wachovia Corp. *                               $2,699,604
       Thrifts & Mortgage Finance - 3.2 %
11,000 Freddie Mac *                                  $ 729,630
31,618 Washington Mutual, Inc. *                       1,374,434
                                                      $2,104,064
       Total Banks                                    $4,803,668

       Diversified Financials - 10.6 %
       Asset Management & Custody Banks - 1.5 %
90,000 Amvescap Plc *                                 $ 976,820
       Investment Banking & Brokerage - 2.8 %
23,520 Merrill Lynch & Co., Inc.                      $1,839,734
       Other Diversified Finance Services - 6.3 %
37,724 Bank of America Corp. *                        $2,020,875
43,334 Citigroup, Inc.                                 2,152,400
                                                      $4,173,275
       Total Diversified Financials                   $6,989,829

       Insurance - 11.3 %
       Life & Health Insurance - 2.0 %
67,695 UNUM Corp.                                     $1,312,606
       Multi-Line Insurance - 4.0 %
39,558 American International Group, Inc. *           $2,621,113
       Property & Casualty Insurance - 5.3 %
56,009 Allstate Corp. *                               $3,513,445
       Total Insurance                                $7,447,164

       Technology Hardware & Equipment - 6.3 %
       Communications Equipment - 2.5 %
19,100 Cisco Systems, Inc. *                          $ 439,300
61,148 Nokia Corp. (A.D.R.)                            1,204,004
                                                      $1,643,304
       Computer Hardware - 3.8 %
44,200 Dell, Inc. *                                   $1,009,528
22,000 Hewlett-Packard Co.                              807,180
8,100  IBM Corp. *                                      663,714
                                                      $2,480,422
       Total Technology Hardware & Equipment          $4,123,726

       Semiconductors - 1.9 %
       Semiconductors - 1.9 %
32,600 Freescale Semiconductor, Inc. *                $1,240,430
       Total Semiconductors                           $1,240,430

       Telecommunication Services - 4.9 %
       Integrated Telecommunication Services - 4.9 %
19,800 BellSouth Corp.                                $ 846,450
64,500 Verizon Communications, Inc.                    2,394,885
                                                      $3,241,335
       Total Telecommunication Services               $3,241,335

       Utilities - 6.4 %
       Electric Utilities - 4.1 %
26,790 Edison International                           $1,115,536
27,990 Firstenergy Corp.                               1,563,521
                                                      $2,679,057
       Gas Utilities - 0.6 %
5,300  Questar Corp. *                                $ 433,381
       Independent Power Producer & Energy Traders - 1.7 %
17,930 TXU Corp. *                                    $1,120,984
       Total Utilities                                $4,233,422
       TOTAL COMMON STOCK                             $63,520,771
       (Cost  $58,490,401)
       TOTAL INVESTMENT IN SECURITIES - 96.4 %        $63,520,771
       (Cost  $58,490,401) (a)
       OTHER ASSETS AND LIABILITIES - 3.6 %           $2,403,400
       TOTAL NET ASSETS - 100.0 %                     $65,924,171

     * Non-income producing security.

   (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $58,564,381 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost$  6,022,601

       Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (1,066,211)

       Net unrealized gain                            $4,956,390

Pioneer Growth Opportunities VCT
Schedule of Investments  9/30/06 (unaudited)

Shares                                                          Value

      COMMON STOCKS - 99.4 %
      Energy - 5.6 %
      Coal & Consumable Fuels - 0.4 %
71500 Alpha Natural Resources, Inc. *                         $ 1,126,840
      Oil & Gas Drilling - 1.9 %
298600Grey Wolf, Inc. *                                       $ 1,994,648
156300Parker Drilling Co. *                                     1,106,604
75200 Pride International, Inc. *                               2,061,984
                                                              $ 5,163,236
      Oil & Gas Equipment & Services - 1.3 %
55900 Dresser-Rand Group, Inc. *                              $ 1,140,360
66500 Hornbeck Offshore Services *                              2,227,750
                                                              $ 3,368,110
      Oil & Gas Exploration & Production - 2.0 %
42100 Comstock Resources, Inc. *                              $ 1,143,015
87500 Energy Partners, Ltd *  (b)                               2,156,875
29700 Newfield Exploration Co. *                                1,144,638
55500 Parallel Petroleum Corp. *                                1,113,330
                                                              $ 5,557,858
      Total Energy                                            $ 15,216,044
      Materials - 3.3 %
      Construction Materials - 1.9 %
44450 Florida Rock Industries, Inc. *                         $ 1,720,660
51800 Headwaters, Inc. *  (b)                                   1,209,530
10700 Martin Marietta Materials, Inc. *                         905,434
25200 Texas Industries, Inc. *                                  1,311,912
                                                              $ 5,147,536
      Fertilizers & Agricultural Chemicals - 0.4 %
27800 The Scotts Miracle-Gro Co. *                            $ 1,236,822
      Steel - 1.0 %
8800  Carpenter Technology *                                  $ 946,088
26800 Cleveland-Cliffs, Inc. *  (b)                             1,021,348
13400 Oregon Steel Mills, Inc. *                                654,858
                                                              $ 2,622,294
      Total Materials                                         $ 9,006,652
      Capital Goods - 11.2 %
      Aerospace & Defense - 1.9 %
36900 DRS Technologies, Inc. *                                $ 1,611,423
58700 Moog, Inc.  *                                             2,034,542
37900 Teledyne Technologies, Inc. *                             1,500,840
                                                              $ 5,146,805
      Building Products - 1.7 %
56800 Elcor Corp. *                                           $ 1,542,120
45800 Lennox International, Inc. *                              1,048,820
36000 NCI Building Systems, Inc. *                              2,094,120
                                                              $ 4,685,060
      Construction & Farm Machinery & Heavy Trucks - 1.6 %
50000 Terex Corp. *                                           $ 2,261,000
20300 Trinity Industries, Inc. *                                653,051
102700Wabash National Corp.                                     1,405,963
                                                              $ 4,320,014
      Electrical Component & Equipment - 2.4 %
388800Power-One, Inc. *                                       $ 2,814,912
14100 Regal-Beloit Corp. *                                      613,350
51600 The Lamson & Sessions Co. *  (b)                          1,229,112
39800 Thomas & Betts Corp. *                                    1,898,858
                                                              $ 6,556,232
      Industrial Conglomerates - 0.8 %
137300Tredegar Corp. *                                        $ 2,298,402
      Industrial Machinery - 2.8 %
51300 Crane Co.                                               $ 2,144,340
35000 Flowserve Corp. *                                         1,770,650
35200 Gardner Denver, Inc. *                                    1,164,416
42400 Idex Corp. *                                              1,825,320
21200 The Timken Co. *                                          631,336
                                                              $ 7,536,062
      Total Capital Goods                                     $ 30,542,575
      Commercial Services & Supplies - 3.6 %
      Commercial Printing - 0.7 %
59737 R.R. Donnelly & Sons Co. *  (b)                         $ 1,968,932
      Diversified Commercial Services - 0.5 %
41000 School Specialty, Inc. *  (b)                           $ 1,446,890
      Human Resource & Employment Services - 1.2 %
80600 Labor Ready, Inc. *                                     $ 1,283,958
20700 Manpower, Inc. *                                          1,268,289
102000Spherion Corp. *                                          729,300
                                                              $ 3,281,547
      Office Services & Supplies - 1.2 %
122200Ikon Office Solutions, Inc. *                           $ 1,642,368
33800 United Stationers, Inc. *                                 1,572,038
                                                              $ 3,214,406
      Total Commercial Services & Supplies                    $ 9,911,775
      Transportation - 2.9 %
      Air Freight & Couriers - 0.5 %
37300 EGL, Inc. *                                             $ 1,359,212
      Airlines - 2.0 %
66100 Alaska Air Group, Inc. *                                $ 2,514,444
66600 Continental Airlines *  (b)                               1,885,446
143800ExpressJet Holdings, Inc. *                               950,518
                                                              $ 5,350,408
      Trucking - 0.4 %
43000 Laidlaw International, Inc.                             $ 1,175,190
      Total Transportation                                    $ 7,884,810
      Consumer Durables & Apparel - 5.9 %
      Apparel, Accessories & Luxury Goods - 1.8 %
57400 Carter's, Inc.*                                         $ 1,514,786
65700 Phillips-Van Heusen                                       2,744,289
28600 The Warnaco Group, Inc. *                                 553,124
                                                              $ 4,812,199
      Footwear - 2.9 %
65400 K-Swiss, Inc. *                                         $ 1,965,924
79900 Skechers U.S.A. *                                         1,878,449
36300 Steven Madden, Ltd. *                                     1,424,412
98700 Wolverine World Wide, Inc.                                2,794,197
                                                              $ 8,062,982
      Housewares & Specialties - 0.5 %
43400 Jarden Corp. *  (b)                                     $ 1,430,898
      Leisure Products - 0.7 %
73200 Marvel Entertainment, Inc. *  (b)                       $ 1,767,048
      Total Consumer Durables & Apparel                       $ 16,073,127
      Consumer Services - 3.9 %
      Casinos & Gaming - 1.6 %
77400 Monarch Casino & Resort, Inc. *                         $ 1,500,786
94200 Scientific Games Corp *                                   2,995,560
                                                              $ 4,496,346
      Education Services - 0.2 %
29800 DeVry, Inc. *                                           $ 633,846
      Hotels, Resorts & Cruise Lines - 0.8 %
76600 Ambassadors Group, Inc. *                               $ 2,166,248
      Restaurants - 1.0 %
89000 Rare Hospitality International, Inc. *                  $ 2,719,840
      Specialized Consumer Services - 0.3 %
20700 Sotheby's Holding, Inc. *                               $ 667,368
      Total Consumer Services                                 $ 10,683,648
      Media - 1.5 %
      Publishing - 1.5 %
31700 Morningstar, Inc. *                                     $ 1,169,730
31400 R.H. Donnelley Corp. *                                    1,661,060
95700 Readers Digest Association, Inc. *                        1,240,272
                                                              $ 4,071,062
      Total Media                                             $ 4,071,062
      Retailing - 5.4 %
      Apparel Retail - 4.6 %
126500Bebe Stores, Inc. *  (b)                                $ 3,134,670
41200 Charlotte Russe, Inc. *                                   1,134,648
170100New York & Co., Inc. *                                    2,224,908
103250Stage Stores, Inc. *                                      3,029,355
103600Stein Mart, Inc. *                                        1,575,756
71900 The Dress Barn, Inc. *  (b)                               1,568,858
                                                              $ 12,668,195
      Internet Retail - 0.8 %
20900 Nutri/System, Inc. *  (b)                               $ 1,301,861
18900 Priceline.com, Inc. *  (b)                                695,331
                                                              $ 1,997,192
      Total Retailing                                         $ 14,665,387
      Household & Personal Products - 2.0 %
      Household Products - 1.2 %
62100 Central Garden & Pet Co. *                              $ 2,996,946
12000 Church & Dwight Co., Inc. *                               469,320
                                                              $ 3,466,266
      Personal Products - 0.8 %
158400Playtex Products, Inc. *                                $ 2,122,560
      Total Household & Personal Products                     $ 5,588,826
      Health Care Equipment & Services - 13.0 %
      Health Care Distributors - 1.2 %
62300 Owens & Minor, Inc. *                                   $ 2,049,047
55200 PSS World Medical, Inc. *                                 1,103,448
                                                              $ 3,152,495
      Health Care Equipment - 6.5 %
81300 Adeza Biomedical Corp. *                                $ 1,334,133
42000 ArthroCare Corp. *  (b)                                   1,968,120
45100 Edwards Lifesciences Group *                              2,101,209
59300 Hologic, Inc. *  (b)                                      2,580,736
76200 IntraLase Corp. *  (b)                                    1,501,902
187000NMT Medical, Inc. *  (b)                                  2,889,150
176300Symmetry Medical, Inc. *                                  2,660,367
86300 Thoratec Corp. *  (b)                                     1,347,143
63100 Wilson Greatbatch Technologies, Inc. *                    1,427,322
                                                              $ 17,810,082
      Health Care Facilities - 1.5 %
46300 Psychiatric Solution, Inc. *                            $ 1,578,367
71700 VCA Antech, Inc. *                                        2,585,502
                                                              $ 4,163,869
      Health Care Services - 1.6 %
107000AMN Healthcare Services *                               $ 2,541,250
60400 Inventive Health, Inc. *                                  1,934,612
                                                              $ 4,475,862
      Health Care Supplies - 1.0 %
199900Merit Medical Systems, Inc. *                           $ 2,714,642
      Health Care Technology - 0.6 %
76800 Allscripts, Inc. *  (b)                                 $ 1,724,160
      Managed Health Care - 0.6 %
29000 WellCare Health Plans, Inc. *  (b)                      $ 1,642,270
      Total Health Care Equipment & Services                  $ 35,683,380
      Pharmaceuticals & Biotechnology - 6.2 %
      Biotechnology - 3.8 %
89900 Alkermes, Inc. *                                        $ 1,424,915
104500BioMarin Pharmaceutical, Inc. *  (b)                      1,487,035
148400Cubist Pharmaceuticals, Inc. *  (b)                       3,226,216
41900 OSI Pharmaceuticals, Inc. *  (b)                          1,572,507
83653 Vertex Pharmaceuticals Inc. *                             2,814,923
                                                              $ 10,525,596
      Life Sciences Tools & Services - 0.8 %
51600 Molecular Devices Corp. *                               $ 954,084
31100 Pharmaceutical Product Development, Inc. *                1,109,959
                                                              $ 2,064,043
      Pharmaceuticals - 1.6 %
117700Connetics Corp. *  (b)                                  $ 1,282,930
57800 Sciele Pharma, Inc. *                                     1,088,952
158700ViroPharma, Inc. *                                        1,931,379
                                                              $ 4,303,261
      Total Pharmaceuticals & Biotechnology                   $ 16,892,900
      Banks - 0.8 %
      Regional Banks - 0.2 %
18180 Southwest Bancorp, Inc. *                               $ 469,408
      Thrifts & Mortgage Finance - 0.6 %
84400 Franklin Bank Corp *                                    $ 1,677,872
      Total Banks                                             $ 2,147,280
      Diversified Financials - 4.3 %
      Asset Management & Custody Banks - 1.1 %
47100 Apollo Investment Corp. *                               $ 966,021
76000 Waddell & Reed Financial, Inc. *                          1,881,000
                                                              $ 2,847,021
      Consumer Finance - 1.9 %
40400 Advanta Corp. (Class B) *                               $ 1,490,760
59700 Asta Funding, Inc. (b)                                    2,238,153
34200 World Acceptance Corp. *                                  1,504,116
                                                              $ 5,233,029
      Investment Banking & Brokerage - 1.3 %
23000 A.G. Edwards, Inc. *                                    $ 1,225,440
51700 OptionsXpress Holdings Inc. *                             1,441,396
60500 TradeStation Group, Inc. *                                911,735
                                                              $ 3,578,571
      Total Diversified Financials                            $ 11,658,621
      Insurance - 2.7 %
      Property & Casualty Insurance - 1.4 %
103200Assured Guaranty Ltd. *                                 $ 2,675,976
33300 Tower Group, Inc. *                                       1,110,555
                                                              $ 3,786,531
      Reinsurance - 1.3 %
83300 IPC Holdings Ltd. *                                     $ 2,533,986
34000 Platinum Underwriter Holdings Ltd *                       1,048,220
                                                              $ 3,582,206
      Total Insurance                                         $ 7,368,737
      Real Estate - 1.9 %
      Mortgage Reit's - 1.9 %
191500Annaly Capital Management Inc.                          $ 2,516,310
208300Deerfield Triarc Capital Corp.                            2,730,813
                                                              $ 5,247,123
      Total Real Estate                                       $ 5,247,123
      Software & Services - 13.3 %
      Application Software - 5.2 %
96900 Altiris Inc. *                                          $ 2,043,621
34600 Ansys Inc. *                                              1,528,628
41300 Bottomline Technologies, Inc. *                           403,088
65800 Corel Corp. *                                             846,846
181200Intervoice, Inc. *                                        1,148,808
70800 Jack Henry  & Associates, Inc.                            1,541,316
16000 MicroStrategy Inc. *                                      1,629,280
69500 Net 1 UEPS Technologies, Inc. *  (b)                      1,588,770
60600 Quest Software, Inc. *                                    865,368
177700Sonic Solutions *  (b)                                    2,708,148
                                                              $ 14,303,873
      Data Processing & Outsourced Services - 0.5 %
51700 eFunds Corp. *                                          $ 1,250,106
      Internet Software & Services - 5.5 %
52400 Digital Insight Corp. *                                 $ 1,536,368
56700 Digital River, Inc. * (b)                                 2,898,504
38100 Infospace, Inc. *                                         702,564
97400 J2 Global Communications, Inc. *  (b)                     2,646,358
179900RealNetworks Inc. *                                       1,908,739
221800Sonicwall Inc. *                                          2,422,056
74700 WebEx Communications, Inc. *                              2,914,794
                                                              $ 15,029,383
      IT Consulting & Other Services - 0.6 %
62600 Acxiom Corp. *  (b)                                     $ 1,543,716
      Systems Software - 1.5 %
54600 Macrovision Corp. *                                     $ 1,293,474
28100 Micros Systems Inc. *                                     1,374,652
57800 Progress Software Corp. *                                 1,502,800
                                                              $ 4,170,926
      Total Software & Services                               $ 36,298,004
      Technology Hardware & Equipment - 6.3 %
      Communications Equipment - 3.2 %
47400 CommScope, Inc. *                                       $ 1,557,564
138200Foundry Networks, Inc. *                                  1,817,330
119500NETGEAR, Inc. *                                           2,460,505
167400Packeteer, Inc. *                                         1,441,314
85300 Symmetricom, Inc. *                                       688,371
353852Westell Technologies, Inc. *                              739,551
                                                              $ 8,704,635
      Computer Hardware - 0.9 %
68100 Avid Technology, Inc. *  (b)                            $ 2,480,202
      Electronic Manufacturing Services - 0.9 %
68900 Plexus Corp. *                                          $ 1,322,880
157900Sanmina-SCI Corp. *                                       590,546
58000 TTM Technologies, Inc. *                                  678,600
                                                              $ 2,592,026
      Technology Distributors - 1.3 %
69600 Avnet, Inc. *                                           $ 1,365,552
70000 Scansource Inc. *                                         2,123,100
                                                              $ 3,488,652
      Total Technology Hardware & Equipment                   $ 17,265,515
      Semiconductors - 5.0 %
      Semiconductor Equipment - 2.1 %
106300Advanced Energy Industries Inc *                        $ 1,811,352
170100Amkor Technology, Inc. *                                  877,716
85300 MKS Instruments, Inc. *                                   1,732,443
94300 Photronics, Inc. *                                        1,332,459
                                                              $ 5,753,970
      Semiconductors - 2.9 %
88100 AMIS Holdings, Inc. *                                   $ 836,069
86200 Atheros Communications *  (b)                             1,562,806
346900Atmel Corp. *                                             2,095,276
26500 Hittite Microwave Corp. *                                 1,179,250
165800IXYS Corp. *                                              1,391,062
345400SGC Holding Corp. *                                       2,030,952
                                                              $ 9,095,415
      Total Semiconductors                                    $ 14,849,385
      Telecommunication Services - 0.9 %
      Integrated Telecom Services - 0.9 %
98900 Alaska Communications Systems Group Inc.                $ 1,312,403
29500 Commonwealth Telephone Enterprises, Inc. *                1,216,285
                                                              $ 2,528,688
      Total Telecommunication Services                        $ 2,528,688
      TOTAL COMMON STOCKS
      (Cost  $264,119,316)                                    $ 273,583,539

      WARRANTS - 0.0 %
      Health Care Equipment & Services - 0.0 %
      Health Care Facilities - 0.0 %
140000Lifepoint Warrants Exp., 4/1/07 *                       $-
84000 Lifepoint Warrants Exp., 7/21/07 *                       -
      Total Health Care Equipment & Services                  $-
      Pharmaceuticals & Biotechnology - 0.0 %
      Biotechnology - 0.0 %
250000Photomedex Warrants Exp., 6/13/07 *                     $-
      Total Pharmaceuticals & Biotechnology                   $-
      TOTAL WARRANTS
      (Cost  $0)                                              $-

      EXCHANGE TRADED FUND - 0.9%
11300 iShares S&P Small Cap 600 Barra Growth Exchange Traded F$ 1,350,350
      TOTAL EXCHANGE TRADED FUND
      (Cost  $264,119,316)                                    $ 1,350,350

      TOTAL INVESTMENT IN SECURITIES- 99.4%
      (Cost  $265,225,207)(a)                                 $ 274,933,889
      OTHER ASSETS AND LIABILITIES- 0.6%                      $ (1,012,585)
      TOTAL NET ASSETS- 100.0%                                $ 273,921,304


*     Non-income producing security

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $265,135,972 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost               $ 31,862,456

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                 (23,289,801)

      Net unrealized gain                                     $ 8,572,655

(b)   At September 30, 2006, the following securities were out on loan:
Shares                        Security                          Value
8000  Acxiom Corp. *                                          $        197,280
76032 Allscripts, Inc. *                                            1,709,199
16580 ArthroCare Corp. *                                               776,939
52880 Asta Funding, Inc.                                            1,982,471
85338 Atheros Communications *                                      1,547,178
67351 Avid Technology, Inc. *                                       2,452,923
66855 Bebe Stores, Inc. *                                           1,656,667
22572 BioMarin Pharmaceutical, Inc. *                                  321,200
26532 Cleveland-Cliffs, Inc. *                                      1,011,135
113596Connetics Corp. *                                             1,238,196
65934 Continental Airlines *                                        1,866,592
156945Cubist Pharmaceuticals, Inc. *                                3,411,984
56133 Digital River, Inc. *                                         2,869,519
59140 R.R. Donnelly & Sons Co. *  (b)                               1,949,254
71181 The Dress Barn, Inc. *                                        1,553,169
86625 Energy Partners, Ltd *                                        2,135,306
51282 Headwaters, Inc. *                                            1,197,435
56000 Hologic, Inc. *                                               2,437,120
75438 IntraLase Corp. *                                             1,486,883
10301 iShares S&P Small Cap 600 Barra Growth Exchange Traded Fun    1,230,970
96426 J2 Global Communications, Inc. *                              2,619,894
42966 Jarden Corp. *                                                1,416,589
51084 The Lamson & Sessions Co. *                                   1,216,821
60431 Marvel Entertainment, Inc. *                                  1,458,804
22600 Net 1 UEPS Technologies, Inc. *                                  516,636
134912NMT Medical, Inc. *                                           2,084,390
20691 Nutri/System, Inc. *                                          1,288,842
41481 OSI Pharmaceuticals, Inc. *                                   1,556,782
18711 Priceline.com, Inc. *                                            688,378
20091 School Specialty, Inc. *                                         709,011
175509Sonic Solutions *                                             2,674,757
85437 Thoratec Corp. *                                              1,333,672
28710 WellCare Health Plans, Inc. *                                 1,625,847
      Total                                                   $   52,221,843

Pioneer Small Cap Value VCT Portfolio
Schedule of Investments  9/30/06 (unaudited)

 Shares                                                                Value

            PREFERRED STOCKS - 0.3 %
            Insurance - 0.3 %
            Multi-Line Insurance - 0.3 %
   18,640   Quanta Capital Holdings, 10.25%, 12/1/49                $  303,832
            Total Insurance                                         $  303,832
            TOTAL PREFERRED STOCKS
            (Cost  $466,000)                                        $  303,832

            COMMON STOCKS - 92.4 %
            Energy - 8.8 %
            Coal & Consumable Fuels - 0.6 %
   24,687   Massey Energy Co.                                       $  516,946
            Integrated Oil & Gas - 0.8 %
   11,175   CNX Gas Corp. *                                         $  258,925
   19,914   CNX Gas Corp. (144A) *                                     461,407
                                                                    $  720,332
            Oil & Gas Drilling - 0.7 %
   15,617   Bronco Drilling Co., Inc. *                             $  274,547
    5,974   Todco *                                                    206,700
    3,532   Unit Corp. *                                               162,366
                                                                    $  643,613
            Oil & Gas Equipment And Services - 3.6 %
   39,235   Dresser-Rand Group, Inc. *                              $  800,394
   44,028   Gulfmark offshore Inc. *                                  1,401,852
   74,311   Key Energy Services, Inc. *                               1,010,630
                                                                    $ 3,212,876
            Oil & Gas Explration & Production - 2.9 %
   20,726   Forest Oil Corp. *  (b)                                 $  654,734
   10,917   Penn Virginia Corp. *                                      692,247
   32,107   Riata Energy, Inc. (144A) *                                577,926
    2,175   Rosetta Resources, Inc. *                                   37,345
   12,658   Rosetta Resources, Inc.  (144A) *                          217,338
   13,890   Southwestern Energy Co. *                                  414,894
                                                                    $ 2,594,484
            Oil & Gas Storage & Transporation - 0.2 %
    6,859   Arlington Tankers Ltd. *                                $  154,739
            Total Energy                                            $ 7,842,990
            Materials - 2.8 %
            Gold - 1.8 %
   82,876   Cambior, Inc. *                                         $  292,552
   18,153   Glamis Gold Ltd *                                          715,773
   71,819   IAMGOLD Corp. *                                            609,743
                                                                    $ 1,618,068
            Paper Products - 0.4 %
   61,740   Domtar, Inc. *  (b)                                     $  363,649
            Specialty Chemicals - 0.3 %
   34,501   Chemtura Corp. *                                        $  299,124
            Steel - 0.3 %
   20,843   NN, Inc. *                                              $  246,573
            Total Materials                                         $ 2,527,414
            Capital Goods - 7.2 %
            Building Products - 0.1 %
    5,397   Goodman Global, Inc. *                                  $   72,050
            Construction & Engineering - 0.6 %
   20,241   Insituform Technologies, Inc. *                         $  491,451
            Construction & Farm Machinery & Hvy Trks - 3.1 %
   39,361   Commercial Vehicle Group, Inc. *                        $  758,093
   39,452   Federal Signal Corp. *                                     601,643
    3,071   Joy Global, Inc. *                                         115,500
    2,531   Nacco Industries, Inc. *                                   343,988
   36,101   Wabtec Corp. *                                             979,420
                                                                    $ 2,798,644
            Electrical Component & Equipment - 2.5 %
   53,700   C&D Technologies, Inc.                                  $  381,270
  105,167   Graftech International Ltd.*                               614,175
  173,224   Power-One, Inc. *                                         1,254,142
                                                                    $ 2,249,587
            Industrial Machinery - 0.5 %
    9,147   Flowserve Corp. *                                       $  462,747
            Trading Companies & Distributors - 0.4 %
   12,867   Applied Industrial Technologies, Inc. *                 $  313,955
            Total Capital Goods                                     $ 6,388,434
            Commercial Services & Supplies - 3.4 %
            Diversified Commercial Services - 1.2 %
   23,998   Cornell Companies, Inc. *                               $  414,685
   18,684   School Specialty, Inc. *                                   659,358
                                                                    $ 1,074,043
            Human Resource & Employment Services - 2.2 %
   24,649   Korn/Ferry International *                              $  516,150
   38,330   On Assignment, Inc. *                                      376,017
   26,638   Watson Wyatt Worldwide Inc.                               1,090,027
                                                                    $ 1,982,194
            Total Commercial Services & Supplies                    $ 3,056,237
            Transportation - 4.6 %
            Air Freight & Couriers - 1.8 %
   12,351   Forward Air Corp. *                                     $  408,695
   43,544   Pacer International, Inc.                                 1,208,781
                                                                    $ 1,617,476
            Marine - 1.3 %
    4,569   Dryships, Inc. (b)                                      $   61,225
   24,826   Excel Maritime Carriers, Ltd. *  (b)                       294,188
   12,232   Genco Shipping & Trading, Ltd.  (b)                        277,177
   45,905   Quintana Maritime, Ltd *  (b)                              470,526
                                                                    $ 1,103,116
            Railroads - 0.7 %
   25,891   Genesee & Wyoming Inc. *                                $  601,189
            Trucking - 0.8 %
   11,590   Dollar Thrifty Automotive Group *                       $  516,566
    8,501   Universal Truckload Services, Inc. *                       220,771
                                                                    $  737,337
            Total Transportation                                    $ 4,059,118
            Automobiles & Components - 0.8 %
            Tires & Rubber - 0.8 %
   70,050   Cooper Tire & Rubber *  (b)                             $  704,703
            Total Automobiles & Components                          $  704,703
            Consumer Durables & Apparel - 1.2 %
            Housewares & Specialties - 1.2 %
   31,841   Jarden Corp. *  (b)                                     $ 1,049,798
            Total Consumer Durables & Apparel                       $ 1,049,798
            Consumer Services - 1.7 %
            Casinos & Gaming - 0.6 %
   28,243   Bally Technologies, Inc. *  (b)                         $  497,077
            Restaurants - 1.1 %
   19,875   AFC Enterprises, Inc. *  (b)                            $  286,995
   37,277   O'Charley's, Inc. *                                        707,145
                                                                    $  994,140
            Total Consumer Services                                 $ 1,491,217
            Retailing - 3.5 %
            Apparel Retail - 0.9 %
   28,049   Stage Stores, Inc. *                                    $  822,958
            Computer & Electronics Retail - 0.2 %
   37,715   Tweeter Home Entertainment Group, Inc. *                $  171,980
            General Merchandise Stores - 0.5 %
   35,527   Fred's, Inc. *                                          $  448,351
            Internet Retail - 0.5 %
   81,104   1-800-FLOWERS.COM, Inc. *                               $  426,607
            Specialty Stores - 1.4 %
   64,781   Hancock Fabrics, Inc. (b)                               $  185,921
  101,898   Rent-Way, Inc. *  (b)                                     1,068,910
                                                                    $ 1,254,831
            Total Retailing                                         $ 3,124,727
            Food Beverage & Tobacco - 1.3 %
            Agricultural Products - 0.4 %
   20,007   Fresh Del Monte Produce, Inc. *  (b)                    $  347,922
            Packaged Foods & Meats - 0.9 %
   43,912   B & G Foods, Inc.                                       $  832,132
            Total Food Beverage & Tobacco                           $ 1,180,054
            Household & Personal Products - 2.6 %
            Personal Products - 2.6 %
   13,795   Herbalife, Ltd. *                                       $  522,555
   87,412   Nu Skin Enterprises, Inc. *                               1,531,458
   29,736   Reliv' International, Inc. *                               267,624
                                                                    $ 2,321,637
            Total Household & Personal Products                     $ 2,321,637
            Health Care Equipment & Services - 8.2 %
            Health Care Equipment - 1.3 %
   21,618   Analogic Corp. *                                        $ 1,109,436
            Health Care Facilities - 0.8 %
    9,950   Lifepoint Hospitals, Inc. *                             $  351,434
        1   Sunrise Senior Living, Inc. *                                   30
    7,765   Triad Hospitals, Inc. *                                    341,893
                                                                    $  693,357
            Health Care Services - 3.9 %
   17,997   Chemed Corp. *                                          $  580,583
   69,362   Cross Country Healthcares, Inc. *                         1,179,154
   18,008   Pediatrix Medical Group, Inc. *                            821,165
   32,349   Providence Service Corp. *                                 892,509
                                                                    $ 3,473,411
            Health Care Supplies - 0.9 %
   61,120   Merit Medical Systems, Inc. *                           $  830,010
            Managed Health Care - 1.3 %
   40,150   AMERIGROUP Corp. *                                      $ 1,186,433
            Total Health Care Equipment & Services                  $ 7,292,647
            Pharmaceuticals & Biotechnology - 0.1 %
            Biotechnology - 0.1 %
    5,625   Cubist Pharmaceuticals, Inc. *  (b)                     $  122,288
            Total Pharmaceuticals & Biotechnology                   $  122,288
            Banks - 5.1 %
            Regional Banks - 4.1 %
   15,483   Alliance Bankshares Corp. *                             $  260,114
   21,650   Cadence Financial Corp. *                                  438,846
   45,965   Cardinal Financial Corp.                                   503,776
   11,445   City National Corp. *                                      767,502
    3,209   Signature Bank *                                            99,254
   36,508   Southwest Bancorp, Inc. *                                  942,637
   10,768   Sterling Bancshares, Inc. *                                218,052
   21,509   Texas Capital Bancshares, Inc. *                           402,648
                                                                    $ 3,632,829
            Thrifts & Mortgage Finance - 1.0 %
   35,388   BankAtlantic Bancorp, Inc.                              $  503,217
   19,304   Provident Financial Services, Inc. *                       357,317
                                                                    $  860,534
            Total Banks                                             $ 4,493,363
            Diversified Financials - 6.0 %
            Asset Management & Custody Banks - 2.1 %
   88,977   Apollo Investment Corp. *                               $ 1,824,918
            Consumer Finance - 2.5 %
   17,197   Advanta Corp.  *                                        $  584,182
   20,071   Advanta Corp. (Class B) *                                  740,620
   23,736   Cash America International, Inc. *                         927,603
                                                                    $ 2,252,405
            Investment Banking & Brokerage - 0.6 %
    9,705   A.G. Edwards, Inc. *                                    $  517,082
            Multi-Sector Holding - 0.7 %
   38,750   Compass Diversified Trust *                             $  592,875
            Specialized Finance - 0.1 %
    4,026   Nasdaq Stock Market, Inc. *                             $  121,746
            Total Diversified Financials                            $ 5,309,026
            Insurance - 6.6 %
            Life & Health Insurance - 0.5 %
   33,818   American Equity Investment Life Holding *               $  414,947
            Multi-Line Insurance - 0.3 %
  131,214   Quanta Capital Holdings *                               $  241,434
            Property & Casualty Insurance - 2.3 %
   61,034   Assured Guaranty, Ltd. *                                $ 1,582,612
    1,236   National Interstate Corp. *                                 30,406
    3,800   Ohio Casualty Corp. *                                       98,306
    7,428   Selective Insurance Group, Inc. *                          390,787
                                                                    $ 2,102,111
            Reinsurance - 3.5 %
   43,325   IPC Holdings, Ltd. *                                    $ 1,317,947
   20,466   Max Re Capital, Ltd. *                                     469,899
   22,588   Platinum Underwriter Holdings, Ltd. *                      696,388
   47,217   Ram Holdings, Ltd. *                                       613,821
                                                                    $ 3,098,055
            Total Insurance                                         $ 5,856,547
            Real Estate - 3.9 %
            Mortgage Reit's - 2.2 %
   40,535   Annaly Capital Management, Inc.                         $  532,630
  107,041   Deerfield Triarc Capital Corp.                            1,403,308
                                                                    $ 1,935,938
            Office Reit's - 1.5 %
   43,195   BioMed Property Trust, Inc.                             $ 1,310,536
            Retail Reit's - 0.2 %
   19,736   Feldman Mall Properties, Inc.                           $  217,688
            Total Real Estate                                       $ 3,464,162
            Software & Services - 8.3 %
            Application Software - 4.7 %
  106,102   Aspen Technology, Inc. *                                $ 1,158,634
   46,449   Bottomline Technologies, Inc. *                            453,342
   27,241   Corel Corp. *                                              350,592
   54,413   Sonic Solutions *  (b)                                     829,254
   23,429   SPSS, Inc. *                                               584,085
   95,989   TIBCO Software, Inc. *                                     861,981
                                                                    $ 4,237,888
            IT Consulting & Other Services - 1.1 %
   45,493   Gartner Group, Inc. *                                   $  800,222
   14,955   NCI, Inc. *                                                179,310
                                                                    $  979,532
            Systems Software - 2.5 %
  127,328   Borland Software Corp. *                                $  729,589
   34,805   Internet Security Systems, Inc. *                          966,187
   20,672   Sybase, Inc. *                                             501,089
                                                                    $ 2,196,865
            Total Software & Services                               $ 7,414,285
            Technology Hardware & Equipment - 11.3 %
            Communications Equipment - 3.6 %
   28,658   Black Box Corp.                                         $ 1,115,369
   39,724   Dycom Industries, Inc. *                                   854,066
  150,883   Symmetricom, Inc. *                                       1,217,626
                                                                    $ 3,187,061
            Computer Hardware - 2.0 %
   39,061   Avid Technology, Inc. * (b)                             $ 1,422,602
  186,936   Concurrent Computer Corp. *                                330,877
                                                                    $ 1,753,479
            Computer Storage & Peripherals - 0.5 %
   21,214   Eletronics for Imaging, Inc. *                          $  485,376
            Electronic Equipment & Instruments - 1.9 %
    4,344   Electro Scientific  *                                   $   89,486
   20,990   Planar Systems, Inc. *                                     238,237
   47,162   Technitrol, Inc. *                                        1,407,786
                                                                    $ 1,735,509
            Electronic Manufacturing Services - 1.3 %
   36,389   Mercury Computer Systems, Inc. *                        $  431,210
   69,225   Smart Modular Technologies (WWH), Inc. *                   690,173
                                                                    $ 1,121,383
            Technology Distributors - 2.0 %
   85,306   Insight Enterprises, Inc. *                             $ 1,758,157
            Total Technology Hardware & Equipment                   $ 10,040,965
            Semiconductors - 1.0 %
            Semiconductor Equipment - 0.4 %
   26,413   Brooks Automation, Inc. *                               $  344,690
            Semiconductors - 0.6 %
   81,744   Lattice Semiconductor Corp. *                           $  557,494
            Total Semiconductors                                    $  902,184
            Telecommunication Services - 1.4 %
            Integrated Telecom Services - 1.4 %
   93,433   Alaska Communications Systems Group, Inc.               $ 1,239,856
            Total Telecommunication Services                        $ 1,239,856
            Utilities - 2.5 %
            Gas Utilities - 2.5 %
   27,398   AGL Resources, Inc. *                                   $ 1,000,027
   14,006   Energen Corp. *                                            586,431
   16,370   People's Energy Corp.                                      665,441
                                                                    $ 2,251,899
            Total Utilities                                         $ 2,251,899
            TOTAL COMMON STOCKS
            (Cost  $75,543,926)                                     $ 82,133,551

            EXCHANGE TRADED FUNDS - 0.9%
    3,177   iShares Russell 2000 Exchange Traded Fund (b)           $  228,744
    3,645   iShares Russell 2000 Growth Exchange Traded Fund (b)       263,570
    3,620   iShares Russell 2000 Value Exchange Traded Fund (b)        266,794
                                                                    $  759,108
            TOTAL EXCHANGE TRADED FUNDS
            (Cost  $641,672)                                        $  759,108

            TEMPORARY CASH INVESTMENTS - 6.6 %
            Repurchase Agreement - 6.6 %
5,900,000   UBS Warburg, Inc., 5.0%, dated 9/30/06,
            repurchase price of $5,900,000 plus accrued interest
            on 10/2/06, collateralized by $5,815,000 U.S. Treasury Bill,
            5.125%, 6/30/11                                         $ 5,900,000
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost  $5,900,000)                                      $ 5,900,000
            TOTAL INVESTMENT IN SECURITIES-100.2%
            (Cost  $87,709,926)(a)                                  $ 89,096,491
            OTHER ASSETS AND LIABILITIES- (0.3)%                    $ (226,086)
            TOTAL NET ASSETS-100.0%                                 $ 88,870,405


       *    Non-income producing security

     (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $82,574,767 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost               $ 9,234,657

            Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(3,775,873)

            Net unrealized gain                                     $ 5,458,784

     (b)    At September 30, 2006, the following securities were out on loan:
 Shares                             Security                           Value
  17,803    AFC Enterprises, Inc. *                                 $ 257,075
  37,870    Avid Technology, Inc. *                                   1,379,225
   9,695    Bally Technologies, Inc. *                                170,632
  69,250    Cooper Tire & Rubber *                                    696,655
   5,569    Cubist Pharmaceuticals, Inc. *                            121,070
  61,042    Domtar, Inc. *                                            359,537
   4,512    Dryships, Inc.                                             60,461
  22,611    Excel Maritime Carriers, Ltd. *                           267,940
   1,938    Forest Oil Corp. *                                         61,221
  19,807    Fresh Del Monte Produce, Inc. *                           344,444
   3,742    Genco Shipping & Trading, Ltd.                             84,794
  58,921    Hancock Fabrics, Inc.                                     169,103
   3,059    iShares Russell 2000 Exchange Traded Fund                 220,248
   3,258    iShares Russell 2000 Growth Exchange Traded Fund          235,847
   3,556    iShares Russell 2000 Value Exchange Traded Fund           262,255
  31,523    Jarden Corp. *                                            1,039,313
  45,439    Quintana Maritime, Ltd *                                  465,750
   2,178    Rent-Way, Inc. *                                           22,847
  29,317    Sonic Solutions *                                         446,791
            Total                                                   $ 6,665,208

Pioneer Balanced VCT Portfolio
Schedule of Investments  9/30/06 (unaudited)

Shares                                                               Value

            COMMON STOCK - 58.6 %
            Energy - 3.2 %
            Integrated Oil & Gas - 1.1 %
  6,500     Exxon Mobil Corp. *                                   $  436,150
            Oil & Gas Equipment & Services - 1.8 %
 12,198     National-Oilwell Varco, Inc. *                        $  714,193
            Oil & Gas Exploration & Production - 0.3 %
  2,700     Encana Corp. *                                        $  126,063
            Total Energy                                          $ 1,276,406

            Materials - 3.3 %
            Gold - 1.0 %
 10,100     Newmont Mining Corp. *                                $  431,775
            Industrial Gases - 2.3 %
 15,500     Praxair, Inc. *                                       $  916,980
            Total Materials                                       $ 1,348,755

            Capital Goods - 4.1 %
            Aerospace & Defense - 2.5 %
 14,800     Northrop Grumman Corp.                                $ 1,007,436
            Industrial Conglomerates - 1.6 %
  8,400     3M Co. *                                              $  625,128
            Total Capital Goods                                   $ 1,632,564

            Commercial Services & Supplies - 0.2 %
            Diversified Commercial Services - 0.2 %
  2,300     Cintas Corp. *                                        $   93,909
            Total Commercial Services & Supplies                  $   93,909

            Transportation - 1.9 %
            Air Freight & Couriers - 1.9 %
 10,800     United Parcel Service *                               $  776,952
            Total Transportation                                  $  776,952

            Consumer Durables & Apparel - 1.4 %
            Apparel, Accessories & Luxury Goods - 1.4 %
 14,200     Liz Claiborne, Inc. *                                 $  561,042
            Total Consumer Durables & Apparel                     $  561,042

            Media - 3.0 %
            Broadcasting & Cable Television - 2.1 %
 22,800     Comcast Corp. * (b)                                   $  839,268
            Movies & Entertainment - 0.9 %
 10,159     Viacom, Inc. (Class B) *                              $  377,712
            Total Media                                           $ 1,216,980

            Retailing - 1.3 %
            Apparel Retail - 1.3 %
 19,900     Ross Stores, Inc. *                                   $  505,659
            Total Retailing                                       $  505,659

            Food & Drug Retailing - 3.3 %
            Drug Retail - 3.1 %
 39,400     CVS Corp.                                             $ 1,265,528
            Hypermarkets & Supercenters - 0.2 %
  1,600     Wal-Mart Stores, Inc. *                               $   78,912
            Total Food & Drug Retailing                           $ 1,344,440

            Food, Beverage & Tobacco - 6.3 %
            Brewers - 0.5 %
  4,000     Anheuser-Busch Companies, Inc. *                      $  190,040
            Packaged Foods & Meats - 1.5 %
 12,975     William Wrigley Jr. Co. *                             $  597,629
            Soft Drinks - 4.3 %
  9,600     Coca-Cola Co. *                                       $  428,928
 20,400     PepsiCo, Inc. *                                         1,331,302
                                                                  $ 1,760,230
            Total Food, Beverage & Tobacco                        $ 2,547,899

            Household & Personal Products - 0.9 %
            Personal Products - 0.9 %
  9,000     Estee Lauder Co. *                                    $  362,970
            Total Household & Personal Products                   $  362,970

            Health Care Equipment & Services - 1.9 %
            Health Care Distributors - 1.0 %
  6,200     Cardinal Health, Inc.                                 $  407,588
            Health Care Equipment - 0.9 %
 10,700     Biomet, Inc. *                                        $  344,433
            Total Health Care Equipment & Services                $  752,021

            Pharmaceuticals & Biotechnology - 6.8 %
            Biotechnology - 2.0 %
 11,216     Amgen, Inc. *                                         $  802,280
            Pharmaceuticals - 4.8 %
  3,800     Eli Lilly & Co. *                                     $  216,600
 20,188     Pfizer, Inc. *                                           572,532
  9,669     Teva Pharmaceutical Industries, Ltd. * (b)               329,616
 16,300     Wyeth *                                                  828,692
                                                                  $ 1,947,440
            Total Pharmaceuticals & Biotechnology                 $ 2,749,720

            Diversified Financials - 5.2 %
            Asset Management & Custody Banks - 1.3 %
 15,300     The Bank of New York Co., Inc. *                      $  539,478
            Consumer Finance - 1.8 %
 12,700     American Express Co.                                  $  712,216
            Investment Banking & Brokerage - 0.6 %
  2,900     Merrill Lynch & Co., Inc.                             $  226,838
            Diversified Financial Services - 1.5 %
 11,500     Bank of America Corp. *                               $  616,055
            Total Diversified Financials                          $ 2,094,587

            Insurance - 4.2 %
            Property & Casualty Insurance - 4.2 %
    435     Berkshire Hathaway, Inc. (Class B) *                  $ 1,380,690
 12,900     Progressive Corp.                                        316,566
                                                                  $ 1,697,256
            Total Insurance                                       $ 1,697,256

            Software & Services - 6.4 %
            Data Processing & Outsourced Services - 3.0 %
 27,600     First Data Corp.                                      $ 1,159,200
            Systems Software - 3.4 %
 50,400     Microsoft Corp. *                                     $ 1,377,432
            Total Software & Services                             $ 2,536,632

            Technology Hardware & Equipment - 4.0 %
            Communications Equipment - 2.7 %
 21,200     Cisco Systems, Inc. *                                 $  487,600
  9,200     Corning, Inc. *                                          224,572
 10,500     Qualcomm, Inc. *                                         381,675
                                                                  $ 1,093,847
            Computer Hardware - 1.3 %
 13,922     Hewlett-Packard Co.                                   $  510,797
            Total Technology Hardware & Equipment                 $ 1,604,644

            Semiconductors - 0.9 %
            Semiconductors - 0.9 %
  5,500     Freescale Semiconductor, Inc. *                       $  209,275
  7,600     Intel Corp. *                                            156,332
                                                                  $  365,607
            Total Semiconductors                                  $  365,607

            Telecommunication Services - 0.3 %
            Wireless Telecommunication Services - 0.3 %
  5,075     Vodafone Group Plc (A.D.R.) *                         $  116,015
            Total Telecommunication Services                      $  116,015
            TOTAL COMMON STOCK                                    $ 23,584,058
            (Cost  $19,015,395)
Principal Amount
            ASSET BACKED SECURITIES - 0.7 %
            Diversified Financials - 0.4 %
            Diversified Financial Services - 0.4 %
 $   70,607 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144$   71,313
 78,201     Power Receivables Finance, 6.29%, 1/1/12 (144A)           78,894
                                                                  $  150,207
            Total Diversified Financials                          $  150,207

            Utilities - 0.3 %
            Electric Utilities - 0.3 %
 82,600     FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)   $   85,245
 59,400     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)           60,365
                                                                  $  145,610
            Total Utilities                                       $  145,610
            TOTAL ASSET BACKED SECURITIES                         $  295,817
            (Cost  $295,207)

            COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3 %
            Banks - 0.3 %
            Thrifts & Mortgage Finance - 0.3 %
109,778     ABN Amro Mortgage Corp., 4.75%, 5/25/18               $  107,744
            Total Banks                                           $  107,744

            Diversified Financials - 0.2 %
            Diversified Financial Services - 0.2 %
 25,000     Global Signal, 7.036%, 2/15/36 (144A)                 $   25,527
 50,000     Tower 2004-2A F, 6.376%, 12/15/14                         48,414
                                                                  $   73,941
            Total Diversified Financials                          $   73,941

            Government - 0.8 %
            Government - 0.8 %
235,544     Fannie Mae Benchmark Remic, 6.0%, 6/25/16             $  237,016
 93,590     Federal Home Loan Mortgage Corp., 5.875%, 5/15/16         93,900
                                                                  $  330,916
            Total Government                                      $  330,916
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS             $  512,601
            (Cost  $509,276)

            CORPORATE BONDS - 9.7 %
            Energy - 0.8 %
            Integrated Oil & Gas - 0.1 %
 40,000     Occidental Petroleum, 6.75%, 1/15/12                  $   42,747
            Oil & Gas Equipment & Services - 0.2 %
500,000     Sevan Marine, 9.0%, 3/31/08                           $   79,072
            Oil & Gas Exploration & Production - 0.3 %
100,000     Gazprom International SA, 7.201%, 2/1/20 (144A)       $  105,000
 28,500     Ras Laffan Liq Natural Gas 3.437%, 9/15/09 (144A)         27,604
                                                                  $  132,604
            Oil & Gas Refining & Marketing - 0.2 %
 25,000     Boardwalk Pipelines LLC, 5.5%, 2/1/17                 $   24,270
 50,000     Semco Energy, Inc., 7.125%, 5/15/08                       49,710
                                                                  $   73,980
            Total Energy                                          $  328,403

            Materials - 1.2 %
            Aluminum - 0.1 %
 50,000     Novelis Inc., 7.25%, 2/15/15                          $   47,500
            Commodity Chemicals - 0.3 %
100,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                   $   94,000
            Diversified Metals & Mining - 0.3 %
125,000     Inco, Ltd., 7.2%, 9/15/32                             $  127,663
            Metal & Glass Containers - 0.1 %
 40,000     Tenneco Packaging, 8.125%, 6/15/17                    $   45,600
            Paper Products - 0.4 %
 50,000     Abitibi-Consolidated, Inc., 6.95%, 4/1/08             $   49,625
100,000     MDP Acquistions, 9.625%, 10/1/12                         105,500
                                                                  $  155,125
            Total Materials                                       $  469,888

            Capital Goods - 0.5 %
            Electrical Component & Equipment - 0.1 %
 24,345     Orcal Geothermal 6.21%, 12/30/20 (144A)               $   24,380
            Industrial Conglomerates - 0.2 %
 55,000     General Electric Capital Corp., 6.125%, 2/22/11       $   57,064
 30,000     General Electric Capital Corp., 6.75%, 3/15/32            34,291
                                                                  $   91,355
            Trading Companies & Distributors - 0.2 %
100,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $   96,114
            Total Capital Goods                                   $  211,849

            Automobiles & Components - 0.5 %
            Automobile Manufacturers - 0.5 %
200,000     General Motors, 7.2%, 1/15/11 (b)                     $  184,250
            Total Automobiles & Components                        $  184,250

            Consumer Durables & Apparel - 0.1 %
            Home Furnishings - 0.1 %
 30,000     Mohawk Industries Inc., 6.125%, 1/15/16               $   29,819
            Total Consumer Durables & Apparel                     $   29,819

            Consumer Services - 0.1 %
            Hotels, Resorts & Cruise Lines - 0.1 %
 50,000     Royal Caribbean Cruises 7.25%, 6/15/16                $   50,536
            Total Consumer Services                               $   50,536

            Media - 1.4 %
            Broadcasting & Cable Television - 0.9 %
250,000     Comcast Cable Corp., 7.125%,  6/15/13                 $  269,532
100,000     Cox Communications, 7.125%, 10/1/12                      106,573
                                                                  $  376,105
            Publishing - 0.5 %
170,000     News America, Inc., 7.3%, 4/30/28                     $  181,326
            Total Media                                           $  557,431

            Retailing - 0.1 %
            Specialty Stores - 0.1 %
 50,000     Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15  $   50,762
            Total Retailing                                       $   50,762

            Banks - 0.3 %
            Diversified Banks - 0.3 %
 50,000     KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                $   49,239
 75,000     National Westminster, 7.375%, 10/1/09                     79,859
                                                                  $  129,098
            Total Banks                                           $  129,098

            Diversified Financials - 0.7 %
            Consumer Finance - 0.2 %
100,000     SLM Corp., Floating Rate Note, 7/25/14                $   90,862
            Investment Banking & Brokerage - 0.2 %
 75,000     E*Trade Financial Corp., 8.0%, 6/15/11                $   77,625
            Other Diversified Finance Services - 0.3 %
100,000     Brascan Corp., 5.75%, 3/1/10                          $  100,762
            Total Diversified Financials                          $  269,249

            Insurance - 1.4 %
            Life & Health Insurance - 0.3 %
100,000     Provident Co., Inc., 7.0%, 7/15/18                    $  102,871
            Multi-Line Insurance - 0.1 %
 50,000     Loew Corp., 5.25%, 3/15/16                            $   48,479
            Property & Casualty Insurance - 0.6 %
 85,000     Kingsway America, Inc., 7.5%, 2/1/14                  $   86,628
150,000     Ohio Casualty Corp., 7.3%, 6/15/14                       159,313
                                                                  $  245,941
            Reinsurance - 0.4 %
100,000     Odyssey Re Holdings, 7.65%, 11/1/13                   $  101,165
 50,000     Platinum Underwriters HD 7.50%, 6/1/17                    51,811
                                                                  $  152,976
            Total Insurance                                       $  550,267

            Real Estate - 1.1 %
            Real Estate Investment Trusts - 1.1 %
100,000     Colonial Reality LP, 6.15%, 4/15/13                   $  101,401
100,000     Health Care REIT, Inc., 6.2%, 6/1/16                     100,685
107,000     Host Marriott LP, 6.375%, 3/15/15                        103,790
 75,000     Trustreet Properties, Inc., 7.5%, 4/1/15                  74,438
 50,000     Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)        51,438
                                                                  $  431,752
            Total Real Estate                                     $  431,752

            Technology Hardware & Equipment - 0.6 %
            Computer Hardware - 0.6 %
250,000     NCR Corp., 7.125%, 6/15/09                            $  257,930
            Total Technology Hardware & Equipment                 $  257,930

            Semiconductors - 0.2 %
            Semiconductors - 0.2 %
 85,000     Chartered Semiconductor, 6.375%, 8/3/15 (b)           $   84,606
            Total Semiconductors                                  $   84,606

            Telecommunication Services - 0.6 %
            Integrated Telecommunication Services - 0.6 %
 30,000     Embarq Corp., 7.082%, 6/1/16                          $   30,603
140,000     Telecom Italia Capital, 4.875%, 10/1/10                  135,448
100,000     Telecom Italia Capital, 5.25%, 11/15/13                   94,688
                                                                  $  260,739
            Total Telecommunication Services                      $  260,739

            Utilities - 0.1 %
            Electric Utilities - 0.1 %
 50,000     Entergy Gulf States, 5.7%, 6/1/15                     $   48,567
            Total Utilities                                       $   48,567
            TOTAL CORPORATE BONDS                                 $ 3,915,146
            (Cost  $3,887,470)

            U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.7 %
            Government - 26.7 %
 89,226     Federal Home Loan Bank, 5.27%, 12/28/12               $   90,288
140,349     Federal Home Loan Mortgage Corp., 4.5%, 12/1/20          135,254
192,509     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34           185,510
 94,465     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16           94,725
122,437     Federal Home Loan Mortgage Corp., 5.5%, 9/1/17           122,676
303,259     Federal Home Loan Mortgage Corp., 5.5%, 1/1/34           299,661
158,825     Federal Home Loan Mortgage Corp., 5.5%, 12/1/35          156,708
 68,975     Federal Home Loan Mortgage Corp., 6.0%, 1/1/32            69,592
831,830     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33           838,545
193,052     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33          194,460
 30,099     Federal Home Loan Mortgage Corp., 6.0%, 6/1/34            30,302
 14,231     Federal Home Loan Mortgage Corp., 6.5%, 5/1/09            14,323
  6,939     Federal Home Loan Mortgage Corp., 6.5%, 11/1/33            7,089
113,652     Federal National Mortgage Association, 5.0%, 6/1/34      109,433
140,508     Federal National Mortgage Association, 5.5%, 2/1/17      140,908
171,371     Federal National Mortgage Association, 5.5%, 11/1/33     169,310
 65,279     Federal National Mortgage Association, 5.5%, 3/1/34       64,437
162,308     Federal National Mortgage Association, 5.5%, 4/1/34      160,214
194,500     Federal National Mortgage Association, 5.5%, 9/1/34      191,990
229,712     Federal National Mortgage Association, 5.5%, 10/1/34     226,748
 83,820     Federal National Mortgage Association, 5.5%, 12/1/34      82,738
 88,511     Federal National Mortgage Association, 6.0%, 12/1/33      89,114
349,194     Federal National Mortgage Association, 6.0%, 7/1/36      350,805
299,703     Federal National Mortgage Association, 6.0%, 8/1/36      301,085
110,000     Federal National Mortgage Association, 6.125%, 3/15/12   116,224
 28,318     Federal National Mortgage Association, 6.5%, 10/1/32      28,943
 12,243     Federal National Mortgage Association, 6.5%, 10/1/32      12,513
 40,993     Federal National Mortgage Association, 6.5%, 12/1/21      42,076
274,633     Federal National Mortgage Association, 6.5%, 4/1/29      282,499
 80,332     Federal National Mortgage Association, 6.5%, 7/1/32       82,105
 52,809     Federal National Mortgage Association, 6.5%, 7/1/32       53,995
 11,479     Federal National Mortgage Association, 6.5%, 8/1/13       11,737
 10,630     Federal National Mortgage Association, 6.5%, 8/1/14       10,868
 41,004     Federal National Mortgage Association, 6.5%, 9/1/32       42,103
 10,000     Federal National Mortgage Association, 7.125%, 6/15/10    10,744
  8,105     Federal National Mortgage Association, 9.0%, 4/1/33        8,539
250,000     Freddie Mac, 4.9%, 11/3/08                               248,835
200,000     Freddie Mac, 5.5%, 10/15/36                              198,750
150,000     Freddie Mac, 5.75%, 1/15/12                              155,679
 40,909     Government National Mortgage Association, 4.5%, 1/15/3    38,650
 88,007     Government National Mortgage Association, 4.5%, 4/15/3    83,148
277,738     Government National Mortgage Association, 5.0%, 10/15/   270,041
 81,525     Government National Mortgage Association, 5.0%, 4/15/3    79,273
186,803     Government National Mortgage Association, 5.5%, 8/15/1   187,583
 38,131     Government National Mortgage Association, 5.5%, 4/15/3    37,914
145,260     Government National Mortgage Association, 5.5%, 6/15/3   144,432
120,053     Government National Mortgage Association, 5.5%, 7/15/3   119,369
135,034     Government National Mortgage Association, 5.5%, 8/15/3   134,264
 33,550     Government National Mortgage Association, 5.5%, 9/15/3    33,379
249,694     Government National Mortgage Association, 5.5%, 4/15/3   248,027
211,580     Government National Mortgage Association, 6.0%, 8/15/3   214,507
 54,414     Government National Mortgage Association, 6.0%, 9/15/3    55,167
243,632     Government National Mortgage Association, 6.0%, 9/15/3   246,900
 83,872     Government National Mortgage Association, 6.0%, 8/15/3    85,005
 32,691     Government National Mortgage Association, 6.5%, 10/15/    33,628
 45,397     Government National Mortgage Association, 6.5%, 5/15/3    46,615
 12,406     Government National Mortgage Association, 7.5%, 9/20/2    12,834
123,055     Government National Mortgage Association II, 5.5%, 2/2   121,951
 42,022     Government National Mortgage Association II, 6.0%, 10/    42,640
200,000     U.S. Treasury Bonds, 6.0%, 2/15/26                       228,828
 50,000     U.S. Treasury Bonds, 4.0%, 2/15/14                        48,076
325,000     U.S. Treasury Bonds, 5.25%, 11/15/28                     343,586
100,000     U.S. Treasury Bonds, 6.25%, 8/15/23                      116,102
 29,225     U.S. Treasury Inflation Protected Security, 3.5%, 1/15    30,611
670,000     U.S. Treasury Notes, 4.0%, 11/15/12                      648,958
175,000     U.S. Treasury Notes, 4.125%, 5/15/15                     168,882
500,000     U.S. Treasury Notes, 4.25%, 11/15/14                     487,617
100,000     U.S. Treasury Notes, 4.25%, 8/15/15                       97,277
300,000     U.S. Treasury Notes, 4.75%, 11/15/08                     300,410
200,000     U.S. Treasury Notes, 4.75%, 5/15/14                      201,695
130,000     U.S. Treasury Notes, 5.375%, 2/15/31                     140,410
  5,000     U.S. Treasury Notes, 5.5%, 8/15/28                         5,448
250,000     U.S. Treasury Notes, 5.625%, 5/15/08                     253,408
                                                                  $ 10,738,160
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $ 10,738,160
            (Cost  $10,857,627)
Shares
            TEMPORARY CASH INVESTMENTS - 3.1 %
            Security Lending Collateral - 3.1 %
1,261,065   Securities Lending Investment Fund, 5.37%             $ 1,261,065
            TOTAL TEMPORARY CASH INVESTMENTS                      $ 1,261,065
            (Cost  $1,261,065)
            TOTAL INVESTMENT IN SECURITIES - 100.1 %              $ 40,306,847
            (Cost  $35,826,040) (a)
            OTHER ASSETS AND LIABILITIES - (0.1) %                $ (33,903)
            TOTAL NET ASSETS - 100.0 %                            $ 40,272,944

       *    Non-income producing security.

       (144ASecurity is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
            At September 30, 2006, the value of these securities amounted to $625,880 or 1.6% of total net assets.

       (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $35,907,728 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost       $   5,739,676

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value         (1,340,557)

            Net unrealized gain                                   $ 4,399,119

       (b)  At September 30, 2006, the following securities were out on loan:
Principal Am                       Security                          Value
 $   84,150 Chartered Semiconductor, 6.375%, 8/3/15               $  83,760
 Shares
22,572      Comcast Corp. *                                         830,875
 9,568      Teva Pharmaceutical Industries, Ltd. *                  326,173
            Total                                                 $ 1,240,808

                    Pioneer Global High Yield VCT Portfolio
                 Schedule of Investments  9/30/06 (unaudited)

 Shares                                                              Value

             CONVERTIBLE CORPORATE BONDS - 1.7 %
             Pharmaceuticals & Biotechnology - 0.6 %
             Pharmaceuticals - 0.5 %
  55,000     Pharm Resources, 2.875%, 9/30/10                     $  50,944
             Total Pharmaceuticals & Biotechnology                $  50,944
             Software & Services - 1.1 %
             Application Software - 0.7 %
  75,000     Magma Design Automation, 0%, 5/15/08                 $  66,094
             Systems Software - 0.4 %
  30,000     Macrovision Corp., 2.625%, 8/15/11 (144A)            $  32,963
             Total Software & Services                            $  99,057
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost  $143,138.03)                                  $ 150,001
             ASSET BACKED SECURITIES - 3.0 %
             Transportation - 0.9 %
             Airlines - 0.8 %
  25,679     American Airlines, Inc., 7.377%, 5/23/19             $  23,656
  12,751     American Airlines, Inc., 7.379%, 5/23/16                11,667
  29,684     Continental Airlines, Inc., 8.499%, 5/1/11              29,387
  13,543     Continental Airlines, Inc., 8.312%, 4/2/11              13,340
                                                                  $  78,050
             Total Transportation                                 $  78,050
             Retailing - 0.7 %
             Distributors - 0.7 %
  60,000     NTComex, Inc., 11.75%, 1/15/11 (144A)                $  59,100
             Total Retailing                                      $  59,100
             Utilities - 1.4 %
             Electric Utilities - 1.4 %
 103,453     Ormat Funding Corp., 8.25%, 12/30/20                 $ 105,005
  19,545     Tenaska Alabama, 7.0%, 6/30/21 (144A)                   19,152
                                                                  $ 124,157
             Total Utilities                                      $ 124,157
             TOTAL ASSET BACKED SECURITIES
             (Cost  $252,351)                                     $ 261,307
             CORPORATE BONDS - 91.7 %
             Energy - 14.7 %
             Coal & Consumable Fuels - 1.6 %
 100,000     Massey Energy Co., 6.875%, 12/15/13                  $  90,500
  50,000     Verasun Energy Corp., 9.875%, 12/15/12                  52,250
                                                                  $ 142,750
             Oil & Gas Drilling - 1.6 %
 100,000     DDI Holding AS, 9.3%, 1/19/12                        $ 104,000
  50,000     Norse Energy ASA, 6.5%, 7/14/11 (144A)                  40,500
                                                                  $ 144,500
             Oil & Gas Equipment & Services - 1.3 %
  35,000     Pipe Acquisition Finance, Floating Rate Note, 12/15/1$  35,350
 500,000     Thule Drilling 10.0%, 5/10/07                           78,936
                                                                  $ 114,286
             Oil & Gas Exploration & Production - 7.2 %
  75,000     Baytex Energy, Ltd., 9.625%, 7/15/10                 $  78,187
  50,000     Chesapeake Energy Corp., 7.625%, 7/15/13                51,062
  35,000     Clayton Williams Energy, 7.75%, 8/1/13                  31,500
  75,000     Compton Petroleum Corp., 7.625%, 12/1/13                72,375
  15,000     Energy Partners Ltd., 8.75%, 8/1/10                     15,412
  90,000     Gazprom International SA., 7.201%, 2/1/20 (144A)        94,500
  35,000     Harvest Operations Corp., 7.875%, 10/15/11              32,462
  20,000     Hilcorp Energy, 9.0%, 6/1/16 (144A)                     20,650
  30,000     Pan American Energy, LLC, 7.75%, 2/9/12 (144A)          29,925
  15,000     Petroquest Energy, Inc., 10.375%, 5/15/12               15,563
  50,000     Pogo Producing Co., 7.875%, 5/1/13 (144A)               50,938
  35,000     Quicksilver Resources Inc., 7.125%, 4/1/16              33,163
  60,000     Range Resources Corp., 7.5%, 5/15/16                    60,300
  25,000     Semgroup LP, 8.75%, 11/15/15 (144A)                     25,219
  25,000     Stone Energy Corp., 6.75%, 12/15/14                     25,000
                                                                  $ 636,256
             Oil & Gas Storage & Transportation - 2.9 %
  70,000     Copano Energy LLC, 8.125%, 3/1/16                    $  70,875
  60,000     Enterprise Products, Floating Rate Note, 8/1/66         63,155
  50,000     Inergy LP, 8.25%, 3/1/16                                51,750
  50,000     LPG International Inc., 7.25%, 12/20/15                 49,375
  20,000     Targa Resources, Inc., 8.50%, 11/1/13 (144A)            19,950
                                                                  $ 255,105
             Total Energy                                         $ 1,292,897

             Materials - 22.2 %
             Aluminum - 1.3 %
  55,000     Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)        $  52,525
  60,000     Indalex Holding, 11.5%, 2/1/14 (144A)                   63,600
                                                                  $ 116,125
             Commodity Chemicals - 2.6 %
  49,000     Georgia Gulf Corp, 10.75% 10/15/16 (144A)            $  48,262
  25,000     Georgia Gulf Corp, 9.5% 10/15/14 (144A)                 24,826
 100,000     Invista, 9.25%, 5/1/12 (144A)                          105,750
  50,000     Tronox Worldwide, 9.5%, 12/1/12                         51,312
                                                                  $ 230,150
             Construction Materials - 1.7 %
  80,000     RMCC Acquisition Co., 9.5%, 11/1/12 (144A)           $  82,800
  45,000     U.S. Concrete, Inc., 8.375%, 4/1/14                     43,256
  25,000     U.S. Concrete, Inc., 8.375%, 4/1/14 (144A)              24,031
                                                                  $ 150,087
             Diversified Chemical - 5.9 %
  25,000     Basell Finance Co., 8.1%, 3/15/27 (144A)             $  23,125
  20,000     Braskem SA 11.75%, 1/22/14                              24,350
 125,000     Braskem SA, 11.75%, 1/22/14 (144A)                     152,188
  50,000     Crystal U.S. Holdings, Inc., Floating Rate Note, 10/1   40,562
  20,000     Huntsman International LLC., 10.125%, 7/1/09            25,875
  50,000     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)        59,298
  18,000     Lyondell Chemical Co., 9.5%, 12/15/08                   18,518
  50,000     Nell AF Sarl, 8.375%, 8/15/15 (144A)                    65,006
  40,000     Nova Chemicals Corp., Floating Rate Note, 11/15/13 (a   40,800
  75,000     Phibro Animal Health Corp., 10.0%, 8/1/13 (144A) (b)    76,125
                                                                  $ 525,847
             Diversified Metals & Mining - 2.6 %
  10,000     American Rock Salt Co., LLC, 9.5%, 3/15/14           $  10,325
  80,000     FMG Finance, Ltd., 10.625%, 9/1/16 (144A)               76,800
  50,000     PNA Group, Inc., 10.75%, 9/1/16 (144A)                  51,375
  90,000     Vedenta Resources Plc, 6.625%, 2/22/10 (144A)           87,638
                                                                  $ 226,138
             Forest Products - 0.8 %
  30,000     Ainsworth Lumber 6.75%, 3/15/14                      $  21,000
  30,000     Mandra Foresty, 12.0%, 5/15/13 (144A)                   24,300
  25,000     Sino Forest Corp., 9.125%, 8/17/11 (144A)               25,938
                                                                  $  71,238
             Metal & Glass Containers - 1.8 %
  75,000     Impress Metal Pack Holding, 9.25%, 9/15/14 (144A)    $  93,109
  60,000     Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A)      63,900
                                                                  $ 157,009
             Paper Packaging - 1.9 %
  75,000     AEP Industries, Inc., 7.875%, 3/15/13                $  75,000
  40,000     Graham Packaging Co., 9.875%, 10/15/14 (a) (b)          39,300
  50,000     Graphic Packaging Co., 9.5%, 8/15/13 (b)                51,125
                                                                  $ 165,425
             Paper Products - 1.0 %
  60,000     Exopac Holding Corp., 11.25%, 2/1/14 (144A)          $  61,500
  30,000     P.H. Glatfelter, 7.125%, 5/1/16 (144A)                  29,253
                                                                  $  90,753
             Specialty Chemicals - 1.3 %
  50,000     Kronos International, Inc., 6.5%, 4/15/13            $  59,298
  60,000     Polyone Corp., 8.875%, 5/1/12                           60,600
                                                                  $ 119,898
             Steel - 0.7 %
  20,000     CSN Islands IX Corp., 10.5%, 1/15/15 (144A)          $  23,200
  35,000     CSN Islands X Corp., 9.50%, 7/1/49 (144A)               36,137
                                                                  $  59,337
             Total Materials                                      $ 1,912,007

             Capital Goods - 8.6 %
             Aerospace & Defense - 0.7 %
  60,000     L-3 Communications Corp., 6.375%, 10/15/15           $  58,350
             Building Products - 1.1 %
  50,000     Builders Firstsource Inc., Floating Rate Note, 2/15/1$  49,000
  50,000     Loma Negra C.I. ASA, 7.25%, 3/15/13 (144A)              48,650
                                                                  $  97,650
             Construction & Engineering - 2.1 %
  50,000     Desarrolladora Homex SA, 7.5%, 9/28/15               $  49,000
  60,000     Dycom Industries, 8.125%, 10/15/15                      60,600
  50,000     Kvaerner ASA, 0.0%, 10/30/11                            48,275
 200,000     Kvaerner ASA, 0.0%, 10/30/11                            30,042
                                                                  $ 187,917
             Construction & Farm Machinery & Heavy Trucks - 3.0 %
  60,000     Accuride Corp., 8.5%, 2/1/15                         $  55,800
  70,000     Commercial Vehicle Group, 8.0%, 7/1/13                  67,025
  75,000     Greenbrier Co., Inc., 8.375%, 5/15/15                   76,125
  60,000     Stanadyne Corp., 10.0%, 8/15/14                         60,600
                                                                  $ 259,550
             Trading Companies & Distributors - 1.7 %
  25,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)           $  24,028
  40,000     Interline Brands, Inc., 8.125%, 6/15/14                 40,500
  35,000     Mobile Services Group, Inc., 9.75%, 8/1/14 (144A)       35,875
  60,000     Noble Group, Ltd., 6.625%, 3/17/15 (144A)               53,102
                                                                  $ 153,505
             Total Capital Goods                                  $ 756,972

             Commercial Services & Supplies - 6.3 %
             Diversified Commercial Services - 4.3 %
  60,000     Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)          $  60,900
  50,000     Ashtead Capital, Inc., 9.0%, 8/15/16 (144A)             52,000
  50,000     FS Funding AS, Floating Rate Note, 5/15/16 (144A) (a)   62,025
  20,000     FTI Consulting, 7.625%, 6/15/13                         20,200
  50,000     H&E Equipment Services, 8.375%, 7/15/16 (144A)          51,250
  45,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14            40,950
  90,000     United Rentals NA, Inc., 7.75%, 11/15/13 (b)            88,650
                                                                  $ 375,975
             Environmental & Facilities Services - 2.0 %
  13,000     Clean Harbors, Inc., 11.25%, 7/15/12 (144A)          $  14,625
  65,000     Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)     64,350
  76,520     New Reclamation Group, 8.125%, 2/1/13 (144A)            98,028
                                                                  $ 177,003
             Total Commercial Services & Supplies                 $ 552,978

             Transportation - 2.9 %
             Airlines - 1.1 %
 100,000     Gol Finance, 8.75%, 4/29/49 (144A)                   $  97,000
             Airport Services - 0.5 %
  50,000     K&F Acquisition, Inc., 7.75%, 11/15/14               $  50,125
             Marine - 0.7 %
  65,000     Stena AB, 7.0%, 12/1/16                              $  61,263
             Railroads - 0.5 %
  45,000     TFM SA De CV, 9.375%, 5/1/12                         $  47,700
             Total Transportation                                 $ 256,088

             Automobiles & Components - 2.0 %
             Auto Parts & Equipment - 1.4 %
  45,000     Cooper Standard Auto, 8.375%, 12/15/14 (b)           $  33,075
 100,000     Visteon Corp., 7.0%, 3/10/14 (b)                        89,500
                                                                  $ 122,575
             Tires & Rubber - 0.6 %
  50,000     Goodyear Tire & Rubber, 9.0%, 7/1/15                 $  50,750
             Total Automobiles & Components                       $ 173,325

             Consumer Durables & Apparel - 1.6 %
             Homebuilding - 1.6 %
  20,000     Tech Olympic U.S.A Inc., 9.0%, 7/1/10                $  19,025
  20,000     Tech Olympic U.S.A Inc., 10.375%, 7/1/12                17,300
  40,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)          41,600
  10,000     WCI Communities, Inc., 6.625%, 3/15/15 (b)               7,975
  15,000     WCI Communities, Inc., 7.875%, 10/1/13 (b)              12,675
  50,000     William Lyon Homes, 7.50%,  2/15/14                     40,000
                                                                  $ 138,575
             Total Consumer Durables & Apparel                    $ 138,575

             Consumer Services - 5.0 %
             Casinos & Gaming - 4.1 %
  50,000     Codere Finance SA., 8.25%, 6/15/15 (144A)            $  67,384
  65,000     Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144A)   64,837
  50,000     Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A   64,530
  25,000     Pokagon Gaming Authority, 10.375%, 6/15/14 (144A)       26,656
  70,000     San Pasqual Casino, 8.0%, 9/15/13 (144A)                71,225
  25,000     Station Casinos Inc., 6.625%, 3/15/18                   22,563
  50,000     Trump Entertainment Resorts, 8.5%, 6/1/15               47,813
                                                                  $ 365,008
             Hotels, Resorts & Cruise Lines - 0.2 %
  20,000     HRP Myrtle Beach, Floating Rate Note, 4/1/12 (144A) ($  19,950
             Specialized Consumer Services - 0.7 %
  50,000     Tui AG, Floating Rate Note, 12/10/10 (144A) (a)         61,835
             Total Consumer Services                              $ 446,793

             Media - 5.1 %
             Broadcasting & Cable TV - 3.6 %
  80,000     Cablemas Sa De Cv 9.375%, 11/15/15 (144A)            $  83,200
  40,000     CCH I LLC, 11.0%, 10/1/15                               36,400
  50,000     CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10               50,750
  60,000     Huges Network System, 9.5%, 4/15/14 (144A)              61,800
  75,000     Kabel Deutschland GMBH, 10.625%, 7/1/14                 80,437
                                                                  $ 312,587
             Movies & Entertainment - 0.9 %
  85,000     Corp Interamer De Entret, 8.875%, 6/14/15 (144A)     $  82,450
             Publishing - 0.6 %
  20,000     AAC Group Holding Corp., 12.75%, 10/1/12 (144A)      $  20,900
  30,000     Sheridan Acquisition Corp., 10.25%, 8/15/11             30,375
                                                                  $  51,275
             Total Media                                          $ 446,312

             Food & Drug Retailing - 0.2 %
             Drug Retail - 0.2 %
  25,000     Duane Reade, Inc., 9.75%, 8/1/11 (b)                 $  21,562
             Total Food & Drug Retailing                          $  21,562

             Food, Beverage & Tobacco - 2.6 %
             Agricultural Products - 0.8 %
  80,000     Cosan SA Industria, 8.25%, 2/15/49 (144A)            $  75,800
             Brewers - 0.3 %
  25,000     Argentine Beverages, 7.375%, 3/22/12 (144A)          $  25,375
             Distillers & Vintners - 0.6 %
  46,200     Belvedere, 7.692%, 4/11/14                           $  53,326
             Packaged Foods & Meats - 0.9 %
  75,000     Nutro Products, Inc., 10.75%, 4/15/14 (144A)         $  80,250

             Total Food, Beverage & Tobacco                       $ 234,751

             Health Care Equipment & Services - 3.5 %
             Health Care Equipment - 0.6 %
  50,000     Accellent, Inc., 10.5%, 12/1/13                      $  52,000
             Health Care Facilities - 1.7 %
  75,000     Hanger Orthopedic Group., 10.25%, 6/1/14             $  76,125
  70,000     Psychiatric Solutions, 7.75%, 7/15/15                   68,250
                                                                  $ 144,375
             Health Care Supplies - 0.2 %
  20,000     Medical Services Co., Floating Rate Note, 10/15/11 (a$  19,100
             Managed Health Care - 1.0 %
  90,000     Multiplan, Inc., 10.375% 4/15/16 (144A)              $  90,450
             Total Health Care Equipment & Services               $ 305,925

             Pharmaceuticals & Biotechnology - 1.7 %
             Biotechnology - 1.1 %
 100,000     Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)       $  95,000
             Pharmaceuticals - 0.6 %
  50,000     Warner Chilcott Corp., 8.75%, 2/1/15                 $  51,750
             Total Pharmaceuticals & Biotechnology                $ 146,750

             Banks - 2.8 %
             Diversified Banks - 2.8 %
  75,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)                  $  75,885
  50,000     Hipotecaria Su Casita SA, 8.50%, 10//4/16 (144A)        49,875
  40,000     Russian Stand Bank, 7.5%, 10/7/10 (144A)                38,800
  80,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)              81,144
                                                                  $ 245,704
             Total Banks                                          $ 245,704

             Diversified Financials - 2.3 %
             Specialized Finance - 1.5 %
  52,000     Dollar Financial Group, 9.75%, 11/15/11              $  56,729
  75,000     Sistema Finance SA, 10.25%, 4/14/08                     78,525
                                                                  $ 135,254
             Consumer Finance - 0.8 %
  25,000     Ford Motor Credit Corp., 7.375%, 10/28/09            $  24,295
  25,000     General Motors Acceptance Corp., 7.25%, 7/3/13          29,292
  20,000     General Motors Acceptance Corp., 6.75%, 12/1/14         19,525
                                                                  $  73,112
             Total Diversified Financials                         $ 208,366

             Insurance - 0.5 %
             Life & Health Insurance - 0.3 %
  25,000     Presidential Life Corp., 7.875%, 2/15/09             $  24,000
             Reinsurance - 0.2 %
  20,000     Platinum Underwriters HD, 7.50%, 6/1/17              $  20,724
             Total Insurance                                      $  44,724

             Real Estate - 0.7 %
             Real Estate Investment Trusts - 0.7 %
  20,000     Host Marriott LP, 6.375%, 3/15/15                    $  19,400
  40,000     Trustreet Properties, Inc., 7.5%, 4/1/15                39,700
                                                                  $  59,100
             Total Real Estate                                    $  59,100

             Technology Hardware & Equipment - 1.3 %
             Electronic Manufacturing Services - 0.7 %
  70,000     Sanmina-Sci Corp., 6.75%, 3/1/13 (b)                 $  65,975
             Office Electronics - 0.6 %
  35,000     Xerox Corp., 9.75%, 1/15/09                          $  49,055
             Total Technology Hardware & Equipment                $ 115,030

             Telecommunication Services - 7.8 %
             Integrated Telecommunication Services - 1.8 %
  30,000     Broadview Networks Holdings, 11.375%, 9/1/12 (144A)  $  30,525
  83,000     Eschelon Operating Co., 8.375%, 3/15/10                 79,887
  42,000     Tele Norte Leste Participacoes, 8.0%, 12/18/13          44,310
                                                                  $ 154,722
             Wireless Telecommunication Services - 6.0 %
  90,000     Cell C Pty Ltd., 11.0%, 7/1/15 (144A)                   79,425
  15,000     Cell C Pty Ltd., 8.625%, 7/1/12 (144A)                  18,931
  40,000     Cleveland Unlimited, Inc., Floating Rate Note, 12/15/   43,200
 100,000     Digicel, Ltd., 9.25%, 9/1/12 (144A)                    103,750
  60,000     Horizon PCS, Inc., 11.375%, 7/15/2012                   67,350
  30,000     Inmarsat Finance Plc, Floating Rate Note, 11/15/12 (a   26,550
 125,000     Intelsat Intermediate, Floating Rate Note, 2/1/15       90,625
  25,000     Mobile Satellite Venture, Floating Rate Note, 4/1/13    15,688
  50,000     Mobile Telesystems Finance, 8.0%, 1/28/12               50,750
  40,000     Stratos Global Corp., 9.875%, 2/15/13 (144A)            34,000
                                                                  $ 530,269
             Total Telecommunication Services                     $ 684,991

             Utilities - 0.7 %
             Electric Utilities - 0.6 %
  60,000     Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)     $  60,300
             Total Utilities                                      $  60,300
             TOTAL CORPORATE BONDS
             (Cost  $8,064,166)                                   $ 8,103,150
             FOREIGN GOVERNMENT BONDS - 1.7 %
35,000,0 ITL Banco Nac De Desen Econo, 8.0%, 4/28/10              $  25,279
  90,000 COP Republic of Colombia, 10.75%, 1/15/13                  109,890
40,000,0 COP Republic of Columbia, 11.75%, 3/1/10                    17,730
                                                                  $ 152,899
             TOTAL FOREIGN GOVERNMENT BONDS
             (Cost  $150,445)                                     $ 152,899
             MUNICIPAL BONDS - 1.4 %
             Municipal  Medical - 0.6 %
  50,000 Massachusetts Health & Educational Facilities, Floati$ 54,052 Municipal Utilities - 0.8 %
  50,000     San Antonio Texas Electric & Gas, Floating Rate Note,$  66,832
             TOTAL MUNICIPAL BONDS                                $ 120,884
             (Cost  $117,970)                                     $ 120,884
             RIGHTS/WARRANTS - 0.1 %
             Energy - 0.1 %
             Oil & Gas Drilling - 0.1 %
  50,000     Norse Energy Corp., ASA *                            $   9,426
             Total Energy                                         $   9,426
             Materials - 0.0 %
             Forest Products - 0.0 %
       5     Mandra Forestry-CW13, Warrants Expire 5/15/13 *      $       0
             TOTAL RIGHTS/WARRANTS                                $
             (Cost  $0.00)                                        $   9,426
             TEMPORARY CASH INVESTMENTS - 4.4%
             Security Lending Collateral - 4.4%
    387,199  Security Lending Investment Fund, 5.23%              $ 387,199
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $387,199)                                      $ 387,199
             TOTAL INVESTMENT IN SECURITIES - 104.0%
             (Cost  $9,115,270)                                   $ 9,184,866
             OTHER ASSETS AND LIABILITIES - (4.0)%                $ (355,489)
             TOTAL NET ASSETS - 100.0%                            $ 8,829,377

           * Non-income producing security.

        144A Security is exempt from registration under Rule 144A of the Securities Act

         (a) Debt obligation initially issued at one coupon which converts to a higher

         (b) At September 30, 2006, the following securities were out on loan:
Principal
Amo                      Security                          Value
 $   44,550  Cooper Standard Auto, 8.375%, 12/15/14               $ 33,822
 24,750      Duane Reade, Inc., 9.75%, 8/1/11 (b)                   21,736
 39,600      Graham Packaging Co., 9.875%, 10/15/14 (a) (b)         40,688
 49,500      Graphic Packaging Co., 9.5%, 8/15/13 (b)               51,188
 49,500      Phibro Animal Health Corp., 10.0, 8/1/13 (144A) (b)    51,040
 89,100      United Rentals NA, Inc., 7.75%, 11/15/13 (b)           90,334
 99,000      Visteon Corp., 7.0%, 3/10/14 (b)                       88,971
  9,900      WCI Communities, Inc., 6.625%, 3/15/15 (b)              7,921
 14,850      WCI Communities, Inc., 7.875%, 10/1/13 (b)             13,126
             Total                                                $ 398,826

        NOTE:Principal amounts are denominated in U.S. dollars unless otherwise noted.

         COP Columbian Peso
         ITL Italian Lira

                     Pioneer High Yield VCT Portfolio
               Schedule of Investments  9/30/06 (unaudited)

Shares                                                              Value

          CONVERTIBLE PREFERRED STOCKS - 1.9 %
          Materials - 1.4 %
          Diversified Metals & Mining - 1.4 %
  1,200   Freeport-MC Corp., 5.5%, 12/31/49                      $ 1,507,500
          Total Materials                                        $ 1,507,500
          Banks - 0.6 %
          Thrifts & Mortgage Finance - 0.6 %
 14,000   Sovereign Cap Trust IV, 4.375%, 03/01/34               $  649,250
          Total Banks                                            $  649,250
          TOTAL CONVERTIBLE PREFERRED STOCKS
          (Cost  $1,831,500)                                     $ 2,156,750
          CONVERTIBLE CORPORATE BONDS - 5.9 %
          Materials - 1.0 %
          Commodity Chemicals - 0.4 %
200,000   Millennium Chemicals, Inc., 4.0%, 11/15/23             $  395,500
          Gold - 0.6 %
800,000   Coeur D'Alene Mines Corp., 1.25%, 1/15/24              $  744,000
          Total Materials                                        $ 1,139,500
          Capital Goods - 1.1 %
          Electrical Component & Equipment - 1.1 %
2,000,000 Roper Industries, Inc., 1.4813%, 1/15/34               $ 1,177,500
          Total Capital Goods                                    $ 1,177,500
          Media - 1.7 %
          Advertising - 1.6 %
1,800,000 Interpublic Group Cos., 4.5%, 3/15/23                  $ 1,892,250
          Total Media                                            $ 1,892,250
          Retailing - 0.8 %
          Automotive Retail - 0.8 %
1,000,000 Sonic Automotive, Inc., 5.25%, 5/7/09                  $  943,750
          Total Retailing                                        $  943,750
          Health Care Equipment & Services - 0.2 %
          Health Care Equipment - 0.2 %
375,000   Epix Medical, 3.0%, 6/15/24 (144A)                     $  240,000
          Total Health Care Equipment & Services                 $  240,000
          Technology Hardware & Equipment - 1.1 %
          Electronic Equipment & Instruments - 0.9 %
1,000,000 Veeco Instruments, 4.125%, 12/21/08                    $  972,500
          Technology Distributors - 0.2 %
300,000   Bell Microproducts, Inc., 3.75%, 3/5/24                $  250,125
          Total Technology Hardware & Equipment                  $ 1,222,625
          (Cost  $7,062,808)                                     $ 6,615,625
          PREFERRED STOCKS - 1.7 %
          Real Estate - 1.7 %
          Real Estate Management & Development - 1.7 %
 75,000   Forest City Enterprises, 7.375%, 2/1/34 *              $ 1,927,500
          Total Real Estate                                      $ 1,927,500
          TOTAL PREFERRED STOCKS
          (Cost  $1,917,000)                                     $ 1,927,500
          COMMON STOCKS - 13.9 %
          Energy - 1.4 %
          Oil & Gas Exploration & Production - 0.2 %
  8,110   Pogo Producing Co. *                                   $  332,105
          Oil & Gas Refining & Marketing - 0.4 %
  7,800   Tesoro Petroleum Corp.                                 $  452,244
          Oil & Gas Storage & Transportation - 0.7 %
  7,900   Kinder Morgan, Inc. *                                  $  828,315
          Total Energy                                           $ 1,612,664
          Materials - 2.2 %
          Commodity Chemicals - 0.0 %
  2,100   Georgia Gulf Corp. *                                   $   57,582
          Construction Materials - 0.1 %
  1,752   Texas Industries, Inc. *                               $   91,209
          Gold - 0.4 %
 17,600   Barrick Gold Corp. *                                   $  540,672
          Industrial Gases - 0.5 %
  8,600   Air Products & Chemicals, Inc.                         $  570,782
          Specialty Chemicals - 1.1 %
  1,700   Arch Chemicals, Inc. *                                 $   48,365
 63,100   RPM, Inc. *                                              1,198,269
                                                                 $ 1,246,634
          Total Materials                                        $ 2,506,879
          Capital Goods - 1.4 %
          Electrical Component & Equipment - 1.0 %
  6,200   Franklin Electric Co., Inc. *                          $  329,468
 19,500   General Cable Corp. *                                     745,095
                                                                 $ 1,074,563
          Industrial Machinery - 0.5 %
 10,500   ITT Corp. *                                            $  538,335
          Total Capital Goods                                    $ 1,612,898
          Commercial Services & Supplies - 0.5 %
          Office Services & Supplies - 0.5 %
  9,200   Avery Dennison Corp. *                                 $  553,564
          Total Commercial Services & Supplies                   $  553,564
          Health Care Equipment & Services - 0.6 %
          Health Care Equipment - 0.5 %
 10,900   Beckman Coulter, Inc. *                                $  627,404
          Total Health Care Equipment & Services                 $  627,404
          Pharmaceuticals & Biotechnology - 1.9 %
          Biotechnology - 1.0 %
 11,900   PDL BioPharma, Inc. *                                  $  228,480
 25,699   Vertex Pharmaceuticals, Inc. *                            864,771
                                                                 $ 1,093,251
          Life Sciences Tools & Services - 0.9 %
 15,100   Bio-Rad Laboratories, Inc. *                           $ 1,068,023
          Total Pharmaceuticals & Biotechnology                  $ 2,161,274
          Real Estate - 1.8 %
          Office Real Estate Investment Trusts - 0.0 %
  1,500   Equity Office Properties Trust                         $   59,640
          Retail Real Estate Investment Trust - 0.7 %
 17,100   General Growth Pro TLB SC *                            $  814,815
          Specialized Real Estate Investment Trusts - 1.0 %
 47,600   Host Hotels & Resorts, Inc. *                          $ 1,091,468
          Total Real Estate                                      $ 1,965,923
          Technology Hardware & Equipment - 0.6 %
          Electronic Equipment & Instruments - 0.5 %
 10,000   Amphenol Corp. (Class A) *                             $  619,300
          Total Technology Hardware & Equipment                  $  619,300
          Utilities - 3.5 %
          Gas Utilities - 2.2 %
 10,900   Questar Corp. *                                        $  891,293
 47,700   Southern Union Co. *                                     1,259,757
  9,600   Washington Gas Light Co. *                                300,864
                                                                 $ 2,451,914
          Independent Power Producer & Energy Traders - 1.3 %
 31,100   NRG Energy, Inc. * (a)                                 $ 1,408,830
          Total Utilities                                        $ 3,860,744
          TOTAL COMMON STOCKS
          (Cost  $14,226,413)                                    $ 15,520,650
          CORPORATE BONDS - 74.6 %
          Energy - 6.7 %
          Coal & Consumable Fuels - 2.0 %
2,500,000 Massey Energy Co., 6.875%, 12/15/13                    $ 2,262,500
          Oil & Gas Refining & Marketing - 4.7 %
1,531,000 Frontier Oil Corp., 6.625%, 10/1/11                    $ 1,531,000
1,000,000 Tesoro Corp., 6.625%, 11/1/15 (144A)                      962,500
2,850,000 Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)            2,746,687
                                                                 $ 5,240,187
          Total Energy                                           $ 7,502,687
          Materials - 21.7 %
          Aluminum - 2.0 %
2,300,000 Novelis, Inc., 7.25%, 02/15/15                         $ 2,185,000
          Commodity Chemicals - 8.3 %
1,750,000 Arco Chemical Co., 9.8%, 2/1/20                        $ 1,977,500
3,000,000 Georgia Gulf Corp., 9.5%, 10/15/14 (144A)                2,979,120
2,000,000 Nova Chemicals Corp., 7.4%, 4/1/09                       2,040,000
2,500,000 Nova Chemicals Corp., 7.875%, 9/15/25                    2,268,750
                                                                 $ 9,265,370
          Construction Materials - 1.3 %
1,500,000 Texas Industries, Inc., 7.25%, 7/15/13                 $ 1,500,000
          Fertilizers & Agricultural Chemicals - 2.2 %
2,500,000 Scotts Co., 6.625%, 11/15/13                           $ 2,440,625
          Metal & Glass Containers - 0.6 %
800,000   Crown Cork and Seal Co., Inc., 7.375%, 12/15/26        $  728,000
          Paper Products - 4.6 %
2,250,000 Abitibi-Consolidated, Inc., 8.55%, 08/01/10            $ 2,233,125
200,000   Abitibi-Consolidated, Inc., 6.0%, 6/20/13                 162,500
3,100,000 Bowater, Inc., 6.5%, 6/15/13                             2,751,250
                                                                 $ 5,146,875
          Specialty Chemicals - 2.6 %
2,090,000 Millennium America, Inc., 7.625%, 11/15/26             $ 1,828,750
1,000,000 Millennium America, Inc., 9.25%, 6/15/08                 1,030,000
                                                                 $ 2,858,750
          Total Materials                                        $ 24,124,620
          Capital Goods - 17.9 %
          Aerospace & Defense - 6.4 %
4,000,000 DRS Technologies, Inc., 6.875%, 11/1/13                $ 3,950,000
3,150,000 Esterline Technology, 7.75%, 6/15/13                     3,181,500
                                                                 $ 7,131,500
          Industrial Machinery - 8.3 %
2,500,000 Gardner Denver, Inc., 8.0%, 5/1/13 (144A)              $ 2,600,000
517,000   JLG Industries, Inc., 8.375%, 6/15/12                     537,680
1,800,000 Manitowoc Co., Inc., 7.125%, 11/1/13                     1,773,000
4,750,000 Mueller Industries, Inc., 6.0%, 11/1/14                  4,370,000
                                                                 $ 9,280,680
          Trading Companies & Distributors - 3.1 %
3,500,000 Wesco Distribution, Inc., 7.50%, 10/15/17              $ 3,517,500
          Total Capital Goods                                    $ 19,929,680
          Consumer Durables & Apparel - 0.1 %
          Homebuilding - 0.1 %
185,000   Meritage Homes Corp., 6.25%, 3/15/15                   $  157,250
          Total Consumer Durables & Apparel                      $  157,250
          Media - 2.0 %
          Advertising - 1.9 %
2,300,000 Interpublic Group, Inc., 7.25%, 8/15/11                $ 2,208,000
          Total Media                                            $ 2,208,000
          Retailing - 1.3 %
          Automotive Retail - 1.3 %
1,600,000 Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                $ 1,428,000
          Total Retailing                                        $ 1,428,000
          Health Care Equipment & Services - 1.3 %
          Health Care Supplies - 1.3 %
1,500,000 Inverness Medical Innovation, 8.75%, 2/15/12           $ 1,477,500
          Total Health Care Equipment & Services                 $ 1,477,500
          Pharmaceuticals & Biotechnology - 1.7 %
          Pharmaceuticals - 1.7 %
2,000,000 Valeant Pharmaceuticals, 7.0%, 12/15/11                $ 1,885,000
          Total Pharmaceuticals & Biotechnology                  $ 1,885,000
          Real Estate - 8.0 %
          Real Estate Management & Development - 3.1 %
3,435,000 Forest City Enterprises, 7.625%, 6/1/15                $ 3,503,700
          Real Estate Investment Trusts - 2.6 %
1,500,000 BF Saul Real Estate Investment Trust, 7.5%, 3/1/14     $ 1,522,500
1,300,000 Crescent Real Estate, 9.25%, 4/15/09                     1,345,500
                                                                 $ 2,868,000
          Retail Real Estate Investments Trusts - 2.2 %
2,500,000 Rouse Co., 6.75%, 5/1/13 (144A)                        $ 2,498,380
          Total Real Estate                                      $ 8,870,080
          Technology Hardware & Equipment - 5.4 %
          Electronic Equipment & Instruments - 3.1 %
1,835,000 General Cable Corp., 9.5%, 11/15/10                    $ 1,963,450
1,500,000 Itron, Inc., 7.75%, 5/15/12                              1,545,000
                                                                 $ 3,508,450
          Technology Distributors - 2.2 %
1,600,000 Anixter International Corp., 5.95%, 3/1/15             $ 1,484,000
1,000,000 Arrow Electronic, Inc., 6.875%, 6/1/18                   1,022,002
                                                                 $ 2,506,002
          Total Technology Hardware & Equipment                  $ 6,014,452
          Utilities - 8.6 %
          Electric Utilities - 5.4 %
3,300,000 Allegheny Energy Supply, 7.8%, 03/15/11                $ 3,522,750
1,000,000 Allegheny Energy Supply, 8.25%, 4/15/12 (144A)           1,090,000
1,300,000 CMS Energy Corp., 7.5%, 1/15/09                          1,339,000
                                                                 $ 5,951,750
          Multi-Utilities - 3.2 %
3,000,000 CMS Energy Corp., 7.75%, 8/1/2010                      $ 3,150,000
450,000   CMS Energy Corp., 6.875%, 12/15/15                        454,500
                                                                 $ 3,604,500
          Total Utilities                                        $ 9,556,250
          TOTAL CORPORATE BONDS
          (Cost  $84,833,209)                                    $ 83,153,519
          TEMPORARY CASH INVESTMENTS- 3.6 %
          Repurchase Agreement - 2.6 %
2,900,000 UBS Warburg, Inc., 5.0%, dated 9/29/06, repurchase pric$ 2,900,000
          Security Lending Collateral - 1.0%
1,096,275 Security Lending Investment Fund, 5.23%                $ 1,096,275
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost $3,996,275)                                      $ 3,996,275
          TOTAL INVESTMENT IN SECURITIES - 101.8%
          (Cost  $113,867,205)                                   $ 113,370,319
          OTHER ASSETS AND LIABILITIES - (1.8)%                  $ (1,969,991)
          TOTAL NET ASSETS - 100.0%                              $ 111,400,328

   NR     Not rated by either S&P or Moody's.
     *    Non-income producing security.

(144A)    Security is exempt from registration under Rule 144A of the Securities

   (a)    At September 30, 2006, the following security was out on loan:
Shares                           Security                           Value

 23,325   NRG Energy, Inc. *                                     $    1,056,623

             Pioneer Oakridge Large Cap Growth VCT
          Schedule of Investments  9/30/06 (unaudited)

Shares                                                      Value

       COMMON STOCKS - 95.0 %
       Energy - 3.9 %
       Oil & Gas Equipment & Services - 1.9 %
7,830  Schlumberger, Ltd.                                $  485,695
       Oil & Gas Exploration & Production - 2.0 %
12,510 XTO Energy, Inc.                                  $  527,046
       Total Energy                                      $ 1,012,741
       Materials - 1.6 %
       Specialty Chemicals - 1.6 %
9,700  Ecolab, Inc.                                      $  415,354
       Total Materials                                   $  415,354
       Capital Goods - 12.5 %
       Aerospace & Defense - 4.5 %
6,935  L-3 Communications Holdings, Inc. *               $  543,219
9,580  United Technologies Corp. *                          606,893
                                                         $ 1,150,112
       Electrical Component & Equipment - 2.1 %
9,260  Rockwell International Corp. *                    $  538,006
       Industrial Conglomerates - 3.6 %
26,255 General Electric Co.                              $  926,802
       Industrial Machinery - 2.3 %
8,465  Danaher Corp.                                     $  581,292
       Total Capital Goods                               $ 3,196,212
       Transportation - 3.1 %
       Air Freight & Couriers - 3.1 %
7,420  FedEx Corp. *                                     $  806,406
       Total Transportation                              $  806,406
       Consumer Durables & Apparel - 2.2 %
       Apparel, Accessories & Luxury Goods - 2.2 %
16,070 Coach, Inc. *                                     $  552,808
       Total Consumer Durables & Apparel                 $  552,808
       Consumer Services - 4.1 %
       Casinos & Gaming - 1.8 %
6,860  Harrah's Entertainment, Inc.                      $  455,710
       Hotels, Resorts & Cruise Lines - 2.3 %
15,730 Marriott International, Inc. *                    $  607,807
       Total Consumer Services                           $ 1,063,517
       Retailing - 6.9 %
       Computer & Electronics Retail - 1.9 %
9,350  Best Buy Co., Inc. *                              $  500,786
       General Merchandise Stores - 2.0 %
9,125  Target Corp. *                                    $  504,156
       Specialty Stores - 3.0 %
31,822 Staples, Inc. *                                   $  774,229
       Total Retailing                                   $ 1,779,171
       Food & Drug Retailing - 2.0 %
       Drug Retail - 2.0 %
11,630 Walgreen Co. *                                    $  516,256
       Total Food & Drug Retailing                       $  516,256
       Food, Beverage & Tobacco - 2.3 %
       Soft Drinks - 2.3 %
9,005  PepsiCo, Inc. *                                   $  587,666
       Total Food, Beverage & Tobacco                    $  587,666
       Household & Personal Products - 2.6 %
       Household Products - 2.6 %
10,745 Procter & Gamble Co.                              $  665,975
       Total Household & Personal Products               $  665,975
       Health Care Equipment & Services - 7.7 %
       Health Care Equipment - 5.3 %
9,100  Medtronic, Inc.                                   $  422,604
9,375  Varian Medical Systems, Inc. *                       500,531
6,660  Zimmer Holdings, Inc. *                              449,550
                                                         $ 1,372,685
       Health Care Services - 2.4 %
10,865 Caremark Rx, Inc.                                 $  615,720
       Total Health Care Equipment & Services            $ 1,988,405
       Pharmaceuticals & Biotechnology - 7.6 %
       Biotechnology - 4.5 %
6,015  Amgen, Inc. *                                     $  430,253
8,770  Genentech, Inc. *                                    725,279
                                                         $ 1,155,532
       Pharmaceuticals - 3.1 %
6,500  Abbott Laboratories *                             $  315,640
14,090 Teva Pharmaceutical Industries, Ltd. *               480,328
                                                         $  795,968
       Total Pharmaceuticals & Biotechnology             $ 1,951,500
       Banks - 2.5 %
       Diversified Banks - 2.5 %
19,160 U.S. Bancorp                                      $  636,495
       Total Banks                                       $  636,495
       Diversified Financials - 9.2 %
       Asset Management & Custody Banks - 1.8 %
4,600  Legg Mason, Inc. *                                $  463,956
       Consumer Finance - 3.8 %
8,585  American Express Co.                              $  481,447
9,545  SLM Corp. *                                          496,149
                                                         $  977,596
       Investment Banking & Brokerage - 2.1 %
29,915 Charles Schwab Corp. *                            $  535,479
       Diversified Financial Services - 1.5 %
7,840  Citigroup, Inc.                                   $  389,413
       Total Diversified Financials                      $ 2,366,444
       Insurance - 2.0 %
       Life & Health Insurance - 2.0 %
11,335 Aflac, Inc. *                                     $  518,690
       Total Insurance                                   $  518,690
       Software & Services - 11.4 %
       Internet Software & Services - 2.4 %
1,564  Google, Inc. *                                    $  628,572
       IT Consulting & Other Services - 3.8 %
13,130 Cognizant Tech Solutions Corp. *                  $  972,408
       Systems Software - 5.2 %
23,445 Microsoft Corp. *                                 $  640,752
38,860 Oracle Corp. *                                       689,376
                                                         $ 1,330,128
       Total Software & Services                         $ 2,931,108
       Technology Hardware & Equipment - 9.1 %
       Communications Equipment - 6.6 %
25,050 Cisco Systems, Inc. *                             $  576,150
19,385 Corning, Inc. *                                      473,188
17,985 Qualcomm, Inc. *                                     653,755
                                                         $ 1,703,093
       Computer Hardware - 1.1 %
3,630  Apple Computer, Inc. *                            $  279,619
       Electronic Manufacturing Services - 1.4 %
12,445 Jabil Circuit, Inc. *                             $  355,554
       Total Technology Hardware & Equipment             $ 2,338,266
       Semiconductors - 4.1 %
       Semiconductors - 4.1 %
14,590 Microchip Technology *                            $  473,008
17,715 Texas Instruments, Inc.                              589,024
                                                         $ 1,062,032
       Total Semiconductors                              $ 1,062,032
       TOTAL COMMON STOCKS
       (Cost  $22,371,635)                               $ 24,389,046
       TOTAL INVESTMENT IN SECURITIES - 95.0%
       (Cost  $22,371,635)(a)                            $ 24,389,046
       OTHER ASSETS AND LIABILITIES - 5.0%               $ 1,274,213
       TOTAL NET ASSETS - 100.0%                         $ 25,663,259

     * Non-income producing security.

     (aAt September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $22,385,385 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost   $   2,051,088

       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value     (47,427)

       Net unrealized gain                               $ 2,003,661


                      Pioneer Money Market VCT Portfolio
                 Schedule of Investments  9/30/06 (unaudited)

Principal Amount                                                     Value

            COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8 %
            Banks - 2.8 %
            Thrifts & Mortgage Finance - 2.8 %
 $972,418   Federal Home Loan Mortgage, Corp., Multifamily VRD Cer$  972,418
            Total Banks                                           $  972,418
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost  $972,418)                                      $  972,418

            CORPORATE BONDS - 39.2 %
            Capital Goods - 6.1 %
            Construction & Farm Machinery & Heavy Trucks - 4.6 %
1,600,000   Caterpillar Financial Services, Floating Rate, 2/26/07$ 1,600,527
            Industrial Conglomerates - 1.5 %
500,000     GE Capital Corp., Floating Rate, 10/17/07             $  500,000
            Total Capital Goods                                   $ 2,100,527

            Food & Drug Retailing - 2.6 %
            Hypermarkets & Supercenters - 2.6 %
900,000     Wal-Mart Stores, Floating Rate Note, 3/28/07          $  899,822
            Total Food & Drug Retailing                           $  899,822

            Banks - 2.5 %
            Diversified Banks - 2.5 %
864,000     Wells Fargo & Co., Floating Rate Note, 10/3/07        $  864,196
            Total Banks                                           $  864,196

            Diversified Financials - 26.6 %
            Consumer Finance - 5.1 %
750,000     HSBC Finance Corp., Floating Rate Note, 5/10/07       $  750,177
1,000,000   SLM Corp., 3.5%, 9/30/06                                1,000,000
                                                                  $ 1,750,177
            Investment Banking & Brokerage - 12.4 %
500,000     Goldman Sachs Group, Inc., Floating Rate Note, 3/30/07$  500,306
500,000     Goldman Sachs Group, Inc., Floating Rate Note, 7/2/07    500,562
400,000     Lehman Brothers Holdings, Floating Rate Note, 4/20/07    400,266
400,000     Lehman Brothers Holdings, Floating Rate Note, 5/31/07    400,212
1,000,000   Merrill Lynch, Floating Rate Note, Extendable           1,000,000
1,500,000   Morgan Stanley Dean Witter, Floating Rate Note, 1/12/0  1,500,703
                                                                  $ 4,302,049
            Diversified Financial Services - 7.4 %
700,000     Bank One Corp., 7.6%, 5/1/07                          $  707,375
1,050,000   Citigroup Inc., Floating Rate Note, 1/12/07             1,050,228
800,000     GE Capital Corp., Floating Rate Note, Extendable         800,000
                                                                  $ 2,557,603
            Specialized Finance - 1.7 %
400,000     Citigroup Inc., Floating Rate Note, 2/15/07           $  400,303
200,000     National Rural Utilities, 6.5%, 3/1/07                   200,608
                                                                  $  600,911
            Total Diversified Financials                          $ 9,210,740

            Insurance - 1.4 %
            Multi-Line Insurance - 1.4 %
500,000     American General Finance, Floating Rate Note, 11/15/06$  500,099
            Total Insurance                                       $  500,099
            TOTAL CORPORATE BONDS                                 $ 13,575,384
            (Cost  $13,575,384)

            U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3 %
            Banks - 4.9 %
            Thrifts & Mortgage Finance - 4.9 %
190,000     Federal Home Loan Bank, 5.54%, 8/21/07                $  190,000
500,000     Federal Home Loan Bank, 5.575%, 8/17/07                  500,000
1,000,000   Freddie Mac, Floating Rate Note, 1/26/07                1,000,000
                                                                  $ 1,690,000
            Total Banks                                           $ 1,690,000

            Government - 2.4 %
            Government - 2.4 %
450,000     Federal Home Loan Bank, 5.5%, 10/2/07                 $  450,000
370,000     U.S. Treasury Bonds, 2.5%, 9/30/06                       370,000
                                                                  $  820,000
            Total Government                                      $  820,000
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              $ 2,510,000
            (Cost  $2,510,000)

            TEMPORARY CASH INVESTMENTS - 51.7 %
            Commercial Paper - 51.7 %
340,000     Bank of America Corp., 5.23%, 12/18/06                   336,098
250,000     Bank of America Corp., 5.27%, 10/27/06                   249,012
750,000     Bank of Ireland, 5.32%, 10/11/06                         750,001
170,000     Bank of Montreal, 5.255%, 10/5/06                        169,876
1,000,000   Barclays Bank Plc, 5.45%, 10/17/06                      1,000,000
421,000     Barclays Capital, 5.27%, 11/15/06                        418,165
100,000     Barclays U.S. Funding Corp., 5.26%, 11/22/06              99,223
180,000     BNP Paribas, 5.31%, 1/16/07                              177,133
300,000     Citibank N.A, 5.395%, 11/9/06                            300,000
 90,000     Depfa Bank Plc, 5.33%, 12/12/06                           90,000
375,000     Depfa Bank Plc, 5.425%, 2/15/07                          375,000
800,000     Depfa Bank Plc, 5.44%, 10/18/06                          800,000
200,000     Dexia Delaware LLC, 5.25%, 10/13/06                      199,621
300,000     Dexia Delaware LLC, 5.25%, 11/10/06                      298,206
500,000     Dexia Delaware LLC, 5.26%, 10/16/06                      498,836
353,000     Dexia Delaware LLC, 5.27%, 10/23/06                      351,816
250,000     Dresner U.S. Finance, Inc., 5.26%, 11/20/06 (144A)       248,137
500,000     Dresner U.S. Finance, Inc., 5.39%, 10/13/06              499,027
300,000     Fortis Bank New York, 5.27%, 10/16/06                    300,000
175,000     Fortis Bank New York, 5.275%, 10/20/06                   175,000
600,000     Fortis Bank SA/NV, 5.28%, 10/20/06                       600,000
130,000     Fortis Banque Luxembourg, 5.26%, 10/2/06                 129,962
100,000     General Electric Capital Corp., 5.3%, 10/10/06            99,853
250,000     HBOS Treasury Services New York, 5.2%, 3/30/07           249,570
200,000     HBOS Treasury Services Plc, 5.26%, 12/5/06               198,071
200,000     HBOS Treasury Services Plc, 5.26%, 12/12/06              197,867
180,000     HBOS Treasury Services Plc, 5.26%, 12/13/06              178,054
250,000     HBOS Treasury Services Plc, 5.265%, 11/9/06              248,537
170,000     HBOS Treasury Services Plc, 5.275%, 12/7/06              168,306
100,000     ING Funding LLC, 5.37%, 10/10/06                          99,854
868,000     ING Funding LLC, 5.25%, 12/6/06                          859,519
350,000     JP Morgan Chase & Co., 5.25%, 11/30/06                   346,886
300,000     JP Morgan Chase & Co., 5.3%, 11/27/06                    297,439
224,000     JP Morgan Chase & Co., 5.27%, 12/1/06                    221,967
180,000     Landesbank Baden-Wurttemberg NY, 5.345%, 5/24/07         179,914
175,000     Lloyds TSB Bank Plc, 5.24%, 10/2/06                      174,949
380,000     Lloyds TSB Bank Plc, 5.25%, 12/4/06                      376,398
500,000     Lloyds TSB Bank Plc, 5.255%, 10/16/06                    498,832
120,000     Merrill Lynch & Co., 5.15%, 6/15/07                      115,571
630,000     MetLife Funding Corp., 5.255%, 12/6/06                   623,838
230,000     National Rural Utilities, 5.25%, 10/23/06                229,229
125,000     National Rural Utilities, 5.275%, 10/25/06               124,542
275,000     National Rural Utilities, 5.31%, 10/3/06                 274,878
200,000     Nordea North America, Inc., 5.245%, 12/12/06             197,873
500,000     Rabobank USA Financial Corp., 5.36%, 10/2/06             499,851
500,000     Royal Bank of Canada NY, 5.3375%, 12/1/06                500,006
300,000     Societe Generale North America, 5.22%, 1/8/07            295,650
400,000     Societe Generale North America, 5.24%, 12/18/06          395,400
350,000     State Street Bank, 5.23%, 10/27/06                       348,627
450,000     Toyota Motor Credit Corp., 5.25%, 11/21/06               446,587
500,000     UBS AG Stamford, 5.29%, 10/6/06                          500,000
400,000     UBS Finance LLC, 5.255%, 10/31/06                        398,190
175,000     UBS Finance LLC, 5.31%, 10/3/06                          174,922
300,000     UBS Finance LLC, 5.365%, 10/10/06                        299,553
                                                                  $ 17,885,846
            TOTAL TEMPORARY CASH INVESTMENTS                      $ 17,885,846
            (Cost  $17,885,847)
            TOTAL INVESTMENT IN SECURITIES - 101.0 %              $ 34,943,648
            (Cost  $34,943,649) (a)
            OTHER ASSETS AND LIABILITIES - (1.0) %                $ (359,362)
            TOTAL NET ASSETS - 100.0 %                            $ 34,584,286

       (144ASecurity is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.
            At September 30, 2006, the value of these securities amounted to $248,137 or 0.7% of total net assets.

       (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $34,943,649 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost       $-

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value        -

            Net unrealized gain                                   $-



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.